UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243
                                   ---------

                           FRANKLIN STRATEGIC SERIES
                           -------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
            (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 04/30
                         -----

Date of reporting period: 10/31/04
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                                      OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                                    Franklin Aggressive
                                                    Growth Fund

                                                    Franklin Flex Cap
                                                    Growth Fund

                                                    Franklin Small Cap
                                                    Growth Fund II

                                                    Franklin Small-Mid Cap
                                                    Growth Fund



[PHOTO OMITTED]
--------------------------------------------------------------------------------
                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                     GROWTH
--------------------------------------------------------------------------------

                            FRANKLIN STRATEGIC SERIES

                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?

                                                    Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    see inside for details.
--------------------------------------------------------------------------------

    [LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
     INVESTMENTS

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Not part of the semiannual report

                                     CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Aggressive Growth Fund ...........................................    3

Franklin Flex Cap Growth Fund .............................................   11

Franklin Small Cap Growth Fund II .........................................   20

Franklin Small-Mid Cap Growth Fund ........................................   28

Financial Highlights and Statements of Investments ........................   36

Financial Statements ......................................................   74

Notes to Financial Statements .............................................   79

Shareholder Information ...................................................   94

--------------------------------------------------------------------------------

SHAREHOLDER LETTER

Dear Shareholder:

Solid domestic economic growth, higher corporate earnings and greater business spending became more evident during the six months ended October 31, 2004. Although these factors were favorable for financial markets, record high oil prices and an uncertain presidential election appeared to dampen the markets. The Dow Jones Industrial Average returned -0.92% and the Standard & Poor's 500 Composite Index (S&P 500) returned 2.96% for the period under review. (1) Although volatile, most bond markets had solid returns. In response to the strong economy and nascent inflationary pressures, the Federal Reserve Board made quarter percentage point hikes to the federal funds target rate in June, August and September 2004, raising the rate to 1.75%. We found encouraging signs in economic indicators and continue to hold a positive long-term outlook for financial markets.

Although future economic and market developments are impossible to predict, as an investor, you can follow certain basic principles in planning for future needs. First, investing for the long term is important so that you can better weather

(1) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

--------------------------------------------------------------------------------

EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                           Not part of the semiannual report | 1

--------------------------------------------------------------------------------
STATEMENT ON CURRENT INDUSTRY ISSUES
--------------------------------------------------------------------------------
In our efforts to fulfill our ongoing commitment to provide you with timely and accurate information, we have prepared a statement on current industry issues as they pertain to Franklin Resources, Inc., and our subsidiary companies (Franklin Templeton Investments). You can find the most updated "Statement on Current Industry Issues" and a detailed Q&A at franklintempleton.com, or call us at 1-800/632-2301.
--------------------------------------------------------------------------------

short-term market ups and downs. Second, by choosing a mutual fund that comprises a range of holdings, you can use diversification to help manage investment risk. Third, it may make sense to follow a regular investment plan, also called dollar-cost averaging. By investing a certain amount of money monthly or quarterly, you can take advantage of market dips without worrying about when they will occur. Your money buys more shares when the price is low and fewer when the price is high, which can mean a lower average cost per share over time. Remember, however, to consider your financial ability to continue purchases through times of low price levels or changing economic conditions before committing to such a strategy. Dollar-cost averaging does not guarantee a profit or eliminate risk, and it will not protect you from a loss if you sell shares at a market low. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

In the enclosed semiannual report for Franklin Strategic Series, the portfolio managers discuss market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Strategic Series

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF OCTOBER 31, 2004. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

SEMIANNUAL REPORT

FRANKLIN AGGRESSIVE GROWTH FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Aggressive Growth Fund seeks capital appreciation by investing primarily in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential, when compared with the overall economy.

We are pleased to bring you Franklin Aggressive Growth Fund's semiannual report covering the period ended October 31, 2004.

PERFORMANCE OVERVIEW

Franklin Aggressive Growth Fund - Class A posted a +6.36% cumulative total return for the six months under review. The Fund outperformed its benchmarks, the Standard & Poor's 500 Composite Index (S&P 500) and the Russell 3000(R) Growth Index, which returned 2.96% and -0.57% for the same period. (1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 6.

ECONOMIC AND MARKET OVERVIEW

During the six months ended October 31, 2004, the economy moved ahead with annualized gross domestic product (GDP) gaining 3.3% and 3.9% in the second and third quarters. Although below expectations, the quarter-to-quarter growth was considered fairly strong amid mixed conditions. While fluctuating consumer confidence was more subdued than in recent years, consumer spending supported strong auto sales and increased durable goods consumption. Similarly, business spending rose even as business confidence weakened after peaking in the summer. With improving balance sheets and stronger cash flows, many companies entered an upgrade cycle and invested in new technologies, driving equipment spending up 14.9% in 2004's third quarter. (2)

(1) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell 3000 Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2)   Source: Bureau of Economic Analysis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 41.

[SIDEBAR]

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------


                                                           Semiannual Report | 3

Job creation was strong in October 2004 and the unemployment rate was 5.5%, while initial jobless claims rose and continuing claims fell.(3) More than one-half of the jobs lost during the recession have been recovered; however, most were part-time or temporary. Given concerns over rising benefits costs and soft economic recovery, many companies turned to temporary employment or opted for continued hiring freezes.

The U.S. dollar weakened and by October it had fallen to an eight-month low against the euro and a six-month low against the yen. The widening trade deficit and possibility for higher import prices amplified inflationary pressures. Energy prices, especially for crude oil, hit record high levels. Aiming to keep inflation low, the Federal Reserve Board (Fed) raised the federal funds target rate in June, August and September, from 1.0% to 1.75%. The Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets fluctuated with dramatic losses and gains during the reporting period. For example, the Dow Jones Industrial Average fell to an 11-month low of 9,750 on October 25, followed by two days of 100-point-plus gains, largely because of a drop in oil prices.(4) Disappointing earnings from a number of blue chip companies applied downward pressure, but initial public offering (IPO) activity was strong. Investor sentiment improved late in the period despite the mixed signals. The S&P 500 rose 2.96% for the six months under review, while the technology-heavy NASDAQ Composite Index increased 3.12%.(5)

INVESTMENT STRATEGY

We seek to invest in stocks that present the best trade-off between growth opportunity, business and financial risk, and valuation. We focus on innovative, rapidly growing companies in a variety of industries and across all market capitalizations. Companies with identifiable growth drivers, such as new product development, leverage to a change in the economy, or secular industry growth, also appeal to us. We search for companies with strong balance sheets and the ability to invest in future growth and gain market share. We also look for companies with strong operating leverage or the ability to increase profit margins as sales grow.

(3)   Source: Bureau of Labor Statistics.

(4) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

(5) Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.

[SIDEBAR]

PORTFOLIO BREAKDOWN

Franklin Aggressive Growth Fund
Based on Total Net Assets as of 10/31/04

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

Electronic Technology*                                                    21.7%

Technology Services*                                                      15.3%

Health Technology*                                                        13.8%

Consumer Services                                                          7.6%

Retail Trade                                                               6.4%

Finance                                                                    6.1%

Commercial Services                                                        4.7%

Producer Manufacturing                                                     3.3%

Process Industries                                                         3.0%

Industrial Services                                                        2.4%

Consumer Non-Durables                                                      2.3%

Health Services                                                            2.1%

Communications                                                             1.8%

Transportation                                                             1.6%

Distribution Services                                                      1.3%

Short-Term Investments & Other Net Assets                                  6.6%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.


4 | Semiannual Report

MANAGER'S DISCUSSION

During the six months under review, Yahoo!, a leading provider of Internet products and services, increased in value more than 43%, contributing significantly to the Fund's performance. Cognizant Technology Solutions also helped performance. The company, which provides information technology services, appreciated about 57% during the period. Another strong performer for the Fund was data storage systems, software and services provider Network Appliance, which rose in value more than 30%.

Despite the Fund's outperformance of its benchmarks, there were several detractors from performance. For example, Select Medical, a provider of long-term acute care hospital services, fell about 9% in value during the period. Drug developer Forest Laboratories also declined in value and hindered Fund performance. Accredo Health, a provider of pharmacy services to patients with chronic diseases, hurt performance. We sold these holdings during the period.

Thank you for your continued participation in Franklin Aggressive Growth Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]                         /s/ Robert R. Dean

                                        Robert R. Dean, CFA


[PHOTO OMITTED]                         /s/ Conrad B. Herrmann

                                        Conrad B. Herrmann, CFA

                                        Portfolio Management Team
                                        Franklin Aggressive Growth Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

[SIDEBAR]

TOP 10 HOLDINGS
Franklin Aggressive Growth Fund
10/31/04

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY                                                      NET ASSETS
--------------------------------------------------------------------------------
Dell Inc.                                                                   3.3%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
eBay Inc.                                                                   3.0%
  CONSUMER SERVICES
--------------------------------------------------------------------------------
PACCAR Inc.                                                                 2.6%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
QUALCOMM Inc.                                                               2.6%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Avocent Corp.                                                               2.3%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Yahoo! Inc.                                                                 2.3%
  TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)                                     2.2%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
St. Jude Medical Inc.                                                       2.0%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Network Appliance Inc.                                                      1.9%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Cytyc Corp.                                                                 1.9%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5

PERFORMANCE SUMMARY AS OF 10/31/04

FRANKLIN AGGRESSIVE GROWTH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

--------------------------------------------------------------------------------
CLASS A                             CHANGE         10/31/04           4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)               +$0.80           $13.37            $12.57
--------------------------------------------------------------------------------
CLASS B                             CHANGE         10/31/04           4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)               +$0.73           $12.95            $12.22
--------------------------------------------------------------------------------
CLASS C                             CHANGE         10/31/04           4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)               +$0.73           $12.92            $12.19
--------------------------------------------------------------------------------
CLASS R                             CHANGE         10/31/04           4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)               +$0.77           $13.28            $12.51
--------------------------------------------------------------------------------
ADVISOR CLASS                       CHANGE         10/31/04           4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)               +$0.83           $13.60            $12.77
--------------------------------------------------------------------------------


6 | Semiannual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------------------------------------
CLASS A                                   6-MONTH             1-YEAR           5-YEAR     INCEPTION (6/23/99)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +6.36%            +10.59%          -16.42%            +36.90%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)              +0.22%             +4.21%           -4.66%             +4.87%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)            $10,022            $10,421           $7,877            $12,903
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                            +9.93%           -2.24%             +4.32%
--------------------------------------------------------------------------------------------------------------
CLASS B                                   6-MONTH             1-YEAR           5-YEAR     INCEPTION (6/23/99)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +5.97%             +9.84%          -19.11%            +32.50%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)              +1.97%             +5.84%           -4.53%             +5.25%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)            $10,197            $10,584           $7,931            $13,150
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                           +11.88%           -2.06%             +4.70%
--------------------------------------------------------------------------------------------------------------
CLASS C                                   6-MONTH             1-YEAR           5-YEAR     INCEPTION (6/23/99)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +5.99%             +9.77%          -19.25%            +32.18%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)              +4.99%             +8.77%           -4.19%             +5.35%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)            $10,499            $10,877           $8,075            $13,218
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                           +14.91%           -1.72%             +4.82%
--------------------------------------------------------------------------------------------------------------
CLASS R                                                      6-MONTH           1-YEAR     INCEPTION (1/1/02)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                    +6.16%           +10.30%             -3.42%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                                +5.16%            +9.30%             -1.22%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                               $10,516           $10,930            $9,658
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                                            +15.47%             -2.38%
--------------------------------------------------------------------------------------------------------------
ADVISOR CLASS                             6-MONTH             1-YEAR           5-YEAR     INCEPTION (6/23/99)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +6.50%            +10.93%          -15.10%            +39.32%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)              +6.50%            +10.93%           -3.22%             +6.39%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)            $10,650            $11,093           $8,490            $13,932
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                           +17.07%           -0.74%             +5.85%
--------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 7

ENDNOTES

THE MANAGER OF THE FUND USES AN AGGRESSIVE GROWTH STRATEGY SO AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK AND VOLATILITY THAN A MORE CONSERVATIVE EQUITY FUND. THE FUND'S INVESTMENTS IN SMALLER- AND MIDSIZE-COMPANY STOCKS INVOLVE SPECIAL RISKS SUCH AS RELATIVELY SMALLER REVENUES, LIMITED PRODUCT LINES AND SMALLER MARKET SHARE. SMALLER- AND MIDSIZE- COMPANY STOCKS HISTORICALLY HAVE EXHIBITED GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


8 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN AGGRESSIVE GROWTH FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                           Semiannual Report | 9

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT        ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                      VALUE 4/30/04          VALUE 10/31/04    PERIOD* 4/30/04-10/31/04
---------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,063.60              $ 8.43
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,017.04              $ 8.24
---------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,059.70              $11.99
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,013.56              $11.72
---------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,059.90              $12.05
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,013.51              $11.77
---------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,061.60              $ 9.46
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,016.03              $ 9.25
---------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,065.00              $ 6.87
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,018.55              $ 6.72
---------------------------------------------------------------------------------------------------------------


*     Expenses are equal to the annualized expense ratio for each class (A:
      1.62%; B: 2.31%; C: 2.32%; R: 1.82%; and Advisor: 1.32%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


10 | Semiannual Report

FRANKLIN FLEX CAP GROWTH FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: The Fund invests primarily in equity securities of companies that the manager believes have the potential for capital appreciation. The Fund has the flexibility to invest in companies located, headquartered or operating inside and outside the United States, across the entire market capitalization spectrum from small, emerging growth companies to well-established, large cap companies.

We are pleased to bring you Franklin Flex Cap Growth Fund's semiannual report for the period ended October 31, 2004.

PERFORMANCE OVERVIEW

Franklin Flex Cap Growth Fund - Class A posted a +3.61% cumulative total return for the six months under review. The Fund outperformed its benchmarks, the Standard & Poor's 500 Composite Index (S&P 500) and the Russell 3000(R) Growth Index, which returned 2.96% and -0.57% for the same period.(1) The Fund also fared well compared with its peers in the Lipper Multi-Cap Growth Funds Objective Average, which returned 2.10%.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 15.

ECONOMIC AND MARKET OVERVIEW

During the six months ended October 31, 2004, the economy moved ahead with annualized gross domestic product (GDP) gaining 3.3% and 3.9% in the second and third quarters. Although below expectations, the quarter-to-quarter growth was considered fairly strong amid mixed conditions. While fluctuating consumer confidence was more subdued than in recent years, consumer spending supported strong auto sales and increased durable goods consumption. Similarly, business spending rose even as business confidence weakened after peaking in the summer.

(1) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell 3000 Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2) Source: Lipper Inc. The Lipper Multi-Cap Growth Funds Objective Average is calculated by averaging the total returns of all funds within the Lipper Multi-Cap Growth Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper Multi-Cap Growth Funds are defined as funds that normally invest in companies, of any size, with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. For the six-month period ended 10/31/04, the Lipper Multi-Cap Growth Funds Objective Average consisted of 437 funds. Lipper calculations do not include sales charges, but include reinvestment of any income or distributions. The Fund's performance relative to the average may have differed if these or other factors had been considered. Past performance does not guarantee future results.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 49.

[SIDEBAR]

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------


                                                          Semiannual Report | 11

With improving balance sheets and stronger cash flows, many companies entered an upgrade cycle and invested in new technologies, driving equipment spending up 14.9% in 2004's third quarter.(3)

Job creation was strong in October 2004 and the unemployment rate was 5.5%, while initial jobless claims rose and continuing claims fell.(4) More than one-half of the jobs lost during the recession have been recovered; however, most were part-time or temporary. Given concerns over rising benefits costs and soft economic recovery, many companies turned to temporary employment or opted for continued hiring freezes.

The U.S. dollar weakened and by October it had fallen to an eight-month low against the euro and a six-month low against the yen. The widening trade deficit and possibility for higher import prices amplified inflationary pressures. Energy prices, especially for crude oil, hit record high levels. Aiming to keep inflation low, the Federal Reserve Board (Fed) raised the federal funds target rate in June, August and September, from 1.0% to 1.75%. The Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets fluctuated with dramatic losses and gains during the reporting period. For example, the Dow Jones Industrial Average fell to an 11-month low of 9,750 on October 25, followed by two days of 100-point-plus gains, largely because of a drop in oil prices.(5) Disappointing earnings from a number of blue chip companies applied downward pressure, but initial public offering (IPO) activity was strong. Investor sentiment improved late in the period despite the mixed signals. The S&P 500 rose 2.96% for the six months under review, while the technology-heavy NASDAQ Composite Index increased 3.12%.(6)

INVESTMENT STRATEGY

We employ bottom-up, fundamental research and take advantage of Franklin Templeton's large analyst team. We look for companies of any size with identifiable earnings growth drivers that we believe will yield above-average risk-adjusted returns over the long term. Growth drivers could be internal to a company such as company-specific strengths. Examples include brand equity, technology patents, product superiority, proprietary intellectual property, new products, an underpenetrated market or internal efficiency initiatives. Growth could

(3)   Source: Bureau of Economic Analysis.

(4)   Source: Bureau of Labor Statistics.

(5) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

(6) Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.

[SIDEBAR]

PORTFOLIO BREAKDOWN
Franklin Flex Cap Growth Fund
Based on Total Net Assets as of 10/31/04

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

Health Technology*                                                         18.7%

Electronic Technology*                                                     15.8%

Technology Services*                                                       13.2%

Finance                                                                    10.8%

Consumer Services                                                           6.2%

Health Services                                                             5.4%

Retail Trade                                                                3.6%

Process Industries                                                          3.3%

Transportation                                                              2.5%

Consumer Non-Durables                                                       2.3%

Communications                                                              2.0%

Other                                                                      10.0%

Short-Term Investments & Other Net Assets                                   6.2%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.


12 | Semiannual Report
also result from exposure to external factors, such as secular industry growth, economic conditions, an increase in corporate capital spending, or currency appreciation or depreciation. We construct our portfolio to take into account the trade-off between each stock's growth opportunity, business and financial risk, and valuation.

MANAGER'S DISCUSSION

During the six months under review, the finance sector made the greatest contribution to Fund performance. Although our overweighting relative to the Russell 3000 Growth Index (the Index) helped, our stock selection within the sector was particularly strong. Specifically, the Fund benefited from its two real estate investment trust holdings, Catellus Development and Alexandria Real Estate, each of which significantly outperformed the Index. In fact, most of the Fund's finance positions at period-end outperformed the Index. Exceptions included Investors Financial Services and The PMI Group, the latter a holding we actively reduced during the period.

The next most favorable sector for the Fund in terms of positive contribution to relative performance was consumer non-durables. The Fund's significant underweighting compared with the Index benefited performance, as did strong stock selection in the sector. Fund holdings that boosted performance included household products manufacturer Clorox and specialty apparel maker Quiksilver, each of which outperformed the Index during the period.

The health technology sector helped performance relative to the Index because of stock selection and the Fund's underweighting compared with the Index. Specific holdings that contributed positively to performance included eye-care firm Cooper Companies, biotech company Gilead Sciences, major pharmaceutical
Johnson & Johnson, and specialty instruments and diagnostics company
Beckman Coulter.

Despite the Fund's outperformance of the Russell 3000 Growth Index during the period, there were several detractors from performance. Our underweighted allocation and stock selection in the retail trade sector had the greatest negative effect on results. Within the sector, Fund positions Ross Stores and Gymboree were the largest drags on return. In addition, Hot Topic, Gap Stores and Fred's (sold during the period) also hindered the Fund's results.

Other relatively lagging sectors for the Fund included producer manufacturing and consumer durables. In producer manufacturing, our significant sector underweighting and lack of General Electric shares had a negative relative effect as General Electric made a positive contribution to the Index's return. Our only exposure to consumer durables, interactive entertainment software company Electronic Arts, fell in value about 11% during the period.

[SIDEBAR]

TOP 10 HOLDINGS
Franklin Flex Cap Growth Fund
10/31/04

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
eBay Inc.                                                                   2.5%
  CONSUMER SERVICES
--------------------------------------------------------------------------------
Expeditors International of
Washington Inc.                                                             2.5%
  TRANSPORTATION
--------------------------------------------------------------------------------
Amgen Inc.                                                                  2.3%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Gilead Sciences Inc.                                                        2.3%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
VCA Antech Inc.                                                             2.3%
  HEALTH SERVICES
--------------------------------------------------------------------------------
Yahoo! Inc.                                                                 2.1%
  TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
Wells Fargo & Co.                                                           1.8%
  FINANCE
--------------------------------------------------------------------------------
E*TRADE Financial Corp.                                                     1.6%
  FINANCE
--------------------------------------------------------------------------------
Univision Communications Inc., A                                            1.6%
  CONSUMER SERVICES
--------------------------------------------------------------------------------
Davita Inc.                                                                 1.5%
  HEALTH SERVICES
--------------------------------------------------------------------------------


                                                          Semiannual Report | 13

Thank you for your continued participation in Franklin Flex Cap Growth Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]                 /s/ Conrad B. Herrmann

                                Conrad B. Herrmann, CFA
                                Portfolio Manager
                                Franklin Flex Cap Growth Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


14 | Semiannual Report

PERFORMANCE SUMMARY AS OF 10/31/04

FRANKLIN FLEX CAP GROWTH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

--------------------------------------------------------------------------------
CLASS A                        CHANGE            10/31/04              4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$1.22              $34.98               $33.76
--------------------------------------------------------------------------------
CLASS B                        CHANGE            10/31/04              4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$1.05              $33.45               $32.40
--------------------------------------------------------------------------------
CLASS C                        CHANGE            10/31/04              4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$1.05              $33.52               $32.47
--------------------------------------------------------------------------------
CLASS R                        CHANGE            10/31/04              4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$1.18              $34.75               $33.57
--------------------------------------------------------------------------------
ADVISOR CLASS                  CHANGE            10/31/04               8/2/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$1.65              $35.00               $33.35
--------------------------------------------------------------------------------


                                                          Semiannual Report | 15

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------------------------
CLASS A                                    6-MONTH            1-YEAR            5-YEAR             10-YEAR
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +3.61%            +9.86%            +9.38%            +283.17%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)              -2.34%            +3.55%            +0.61%             +13.70%
----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)              $9,766           $10,355           $10,310             $36,115
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                          +10.01%            +2.51%             +13.83%
----------------------------------------------------------------------------------------------------------------
CLASS B                                    6-MONTH            1-YEAR            5-YEAR       INCEPTION (1/1/99)
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +3.24%            +9.06%            +5.35%             +46.76%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)              -0.76%            +5.06%            +0.66%              +6.67%
----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)              $9,924           $10,506           $10,336             $14,576
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                          +11.91%            +2.61%              +6.36%
----------------------------------------------------------------------------------------------------------------
CLASS C                                    6-MONTH            1-YEAR            5-YEAR       INCEPTION (9/3/96)
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +3.23%            +9.08%            +5.32%            +114.34%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)              +2.23%            +8.08%            +1.04%              +9.79%
----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)             $10,223           $10,808           $10,532             $21,434
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                          +14.87%            +2.96%              +9.60%
----------------------------------------------------------------------------------------------------------------
CLASS R                                                      6-MONTH           1-YEAR        INCEPTION (1/1/02)
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                    +3.52%            +9.62%              +9.14%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                                +2.52%            +8.62%              +3.14%
----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                               $10,252           $10,862             $10,914
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                                            +15.42%              +2.39%
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS(5)                           6-MONTH            1-YEAR            5-YEAR             10-YEAR
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +3.67%            +9.92%            +9.44%            +283.39%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)              +3.67%            +9.92%            +1.82%             +14.38%
----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)             $10,367           $10,992           $10,944             $38,339
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                          +16.76%            +3.74%             +14.50%
----------------------------------------------------------------------------------------------------------------


PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


16 | Semiannual Report

ENDNOTES

THE FUND IS NON-DIVERSIFIED, WHICH MEANS IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN THE SECURITIES OF ONE ISSUER THAN A DIVERSIFIED FUND. SMALLER, NEWER OR UNSEASONED COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR PROSPECTS FOR GROWTH ARE LESS CERTAIN THAN FOR LARGER, MORE ESTABLISHED COMPANIES. THE FUND ALSO INVESTS IN TECHNOLOGY STOCKS, WHICH CAN BE HIGHLY VOLATILE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5) Effective 8/2/04, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/2/04, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/1/04, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 8/2/04 (commencement of sales), the cumulative total return of Advisor Class shares was +4.95%.


                                                          Semiannual Report | 17

YOUR FUND'S EXPENSES

FRANKLIN FLEX CAP GROWTH FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the periods indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


18 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT         ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                     VALUE 4/30/04           VALUE 10/31/04    PERIOD* 4/30/04-10/31/04
---------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,036.10               $5.08
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,020.21               $5.04
---------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,032.40               $8.91
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,016.43               $8.84
---------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,032.30               $8.91
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,016.43               $8.84
---------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,035.20               $6.36
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,018.95               $6.31
---------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------
Actual (8/2/04-10/31/04)                         $1,000                 $1,049.50               $1.89
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,021.48               $3.77
---------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.99%; B: 1.74%; C: 1.74%; R: 1.24%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 184/365 for Classes A, B, C, R (actual and hypothetical) and Advisor Class (hypothetical only) to reflect the one-half year period. For actual Advisor Class expenses, the multiplier is 91/365 to reflect the number of days since inception.


                                                          Semiannual Report | 19

FRANKLIN SMALL CAP GROWTH FUND II

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Small Cap Growth Fund II seeks capital appreciation by investing at least 80% of its total assets in equity securities of small-capitalization companies with market capitalizations not exceeding that of the highest market capitalization in the Russell 2000(R) Index or $1.5 billion, whichever is greater, at the time of purchase.(1)

This semiannual report for Franklin Small Cap Growth Fund II covers the period ended October 31, 2004.

PERFORMANCE OVERVIEW

Franklin Small Cap Growth Fund II - Class A posted a +2.65% cumulative total return for the six months under review. The Fund outperformed its narrow benchmark, the Russell 2000 Growth Index, which returned 1.46%, and underperformed its broad benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which returned 2.96% for the same period.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 23.

ECONOMIC AND MARKET OVERVIEW

During the six months ended October 31, 2004, the economy moved ahead with annualized gross domestic product (GDP) gaining 3.3% and 3.9% in the second and third quarters. Although below expectations, the quarter-to-quarter growth was considered fairly strong amid mixed conditions. While fluctuating consumer confidence was more subdued than in recent years, consumer spending supported strong auto sales and increased durable goods consumption. Similarly, business spending rose even as business confidence weakened after peaking in the summer. With improving balance sheets and stronger cash flows, many companies entered an upgrade cycle and invested in new technologies, driving equipment spending up 14.9% in 2004's third quarter.(3)

(1) The Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent approximately 8% of total market capitalization of the Russell 3000 Index.

(2) Source: Standard & Poor's Micropal. The Russell 2000 Growth Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(3)   Source: Bureau of Economic Analysis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 58.

[SIDEBAR]

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------


20 | Semiannual Report

Job creation was strong in October 2004 and the unemployment rate was 5.5%, while initial jobless claims rose and continuing claims fell.(4) More than one-half of the jobs lost during the recession have been recovered; however, most were part-time or temporary. Given concerns over rising benefits costs and soft economic recovery, many companies turned to temporary employment or opted for continued hiring freezes.

The U.S. dollar weakened and by October it had fallen to an eight-month low against the euro and a six-month low against the yen. The widening trade deficit and possibility for higher import prices amplified inflationary pressures. Energy prices, especially for crude oil, hit record high levels. Aiming to keep inflation low, the Federal Reserve Board (Fed) raised the federal funds target rate in June, August and September, from 1.0% to 1.75%. The Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets fluctuated with dramatic losses and gains during the reporting period. For example, the Dow Jones Industrial Average fell to an 11-month low of 9,750 on October 25, followed by two days of 100-point-plus gains, largely because of a drop in oil prices.(5) Disappointing earnings from a number of blue chip companies applied downward pressure, but initial public offering (IPO) activity was strong. Investor sentiment improved late in the period despite the mixed signals. The S&P 500 rose 2.96% for the six months under review, while the technology-heavy NASDAQ Composite Index increased 3.12%.(6)

INVESTMENT STRATEGY

We seek long-term capital appreciation by investing primarily in common stocks of rapidly growing small-capitalization companies. Small-capitalization companies are defined as those companies with market capitalizations less than $1.5 billion, or the largest stock in the Russell 2000 Growth Index, whichever is greater at the time of purchase. We use a fundamental, research-driven approach, focusing primarily on individual securities. Searching in fast-growing industries, we target companies with distinct, sustainable, competitive advantages; innovative, proprietary technology; and strong management teams -- factors we believe can produce growth in earnings or share price.

(4)   Source: Bureau of Labor Statistics.

(5) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

(6) Source: Standard & Poor's Micropal. See footnote 2 for a description of the S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.

[SIDEBAR]

PORTFOLIO BREAKDOWN
Franklin Small Cap Growth Fund II
Based on Total Net Assets as of 10/31/04

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

Electronic Technology*                                                    20.3%

Technology Services*                                                      10.0%

Health Technology*                                                         9.3%

Finance                                                                    7.6%

Consumer Services                                                          7.4%

Health Services                                                            7.2%

Process Industries                                                         6.8%

Producer Manufacturing                                                     6.7%

Retail Trade                                                               5.5%

Industrial Services                                                        4.3%

Transportation                                                             4.1%

Commercial Services                                                        3.4%

Other                                                                      6.1%

Short-Term Investments & Other Net Assets                                  1.3%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.


                                                          Semiannual Report | 21

MANAGER'S DISCUSSION

During the six months under review, the Fund's performance was helped by an overweighted position and favorable stock selection in the transportation sector relative to the benchmark Russell 2000 Growth Index (the Index). In particular, Fund holdings Landstar System and Forward Air each outperformed the Index. Stock selection in health services also benefited the Fund's relative performance as overall the Fund's health services holdings significantly outperformed those of the Index. An underweighted position in the poorly performing health tech-nology sector, in which biotechnology-related stocks were particularly weak, also helped the Fund's relative performance.

Detractors from performance included stock selection in the commercial services sector, as Fund holding CDI Corp. in particular performed poorly during the period. Stock selection in the technology services sector, specifically in the information technology services and Internet software and services industries, also hurt performance. In addition, an overweighted position in electronic technology relative to the Index hindered Fund performance as semiconductor-related stocks were generally weak during the period.

Thank you for your continued participation in Franklin Small Cap Growth Fund II. We look forward to serving your future investment needs.


[PHOTO OMITTED]            /s/ Michael P. McCarthy

                           Michael P. McCarthy, CFA
                           Portfolio Manager
                           Franklin Small Cap Growth Fund II

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

[SIDEBAR]

TOP 10 HOLDINGS
Franklin Small Cap Growth Fund II
10/31/04

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Semtech Corp.                                                               1.8%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Forward Air Corp.                                                           1.7%
  TRANSPORTATION
--------------------------------------------------------------------------------
Landstar System Inc.                                                        1.6%
  TRANSPORTATION
--------------------------------------------------------------------------------
Varian Semiconductor Equipment
Associates Inc.                                                             1.6%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Cal Dive International Inc.                                                 1.6%
  INDUSTRIAL SERVICES
--------------------------------------------------------------------------------
Integrated Circuit Systems Inc.                                             1.5%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Varian Inc.                                                                 1.5%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Global Payments Inc.                                                        1.4%
  TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
Four Seasons Hotels Inc. (Canada)                                           1.4%
  CONSUMER SERVICES
--------------------------------------------------------------------------------
Jones Lang LaSalle Inc.                                                     1.4%
  REAL ESTATE DEVELOPMENT
--------------------------------------------------------------------------------


22 | Semiannual Report

PERFORMANCE SUMMARY AS OF 10/31/04

FRANKLIN SMALL CAP GROWTH FUND II


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

--------------------------------------------------------------------------------
CLASS A                          CHANGE           10/31/04              4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)            +$0.28             $10.83               $10.55
--------------------------------------------------------------------------------
CLASS B                          CHANGE           10/31/04              4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)            +$0.23             $10.50               $10.27
--------------------------------------------------------------------------------
CLASS C                          CHANGE           10/31/04              4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)            +$0.23             $10.50               $10.27
--------------------------------------------------------------------------------
CLASS R                          CHANGE           10/31/04              4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)            +$0.26             $10.75               $10.49
--------------------------------------------------------------------------------
ADVISOR CLASS                    CHANGE           10/31/04              4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)            +$0.29             $10.98               $10.69
--------------------------------------------------------------------------------


                                                          Semiannual Report | 23

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

---------------------------------------------------------------------------------------------------------------
CLASS A                                    6-MONTH            1-YEAR            3-YEAR      INCEPTION (5/1/00)
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +2.65%            +6.39%           +26.08%            +8.30%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)              -3.22%            +0.28%            +5.93%            +0.46%
---------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)              $9,678           $10,028           $11,888           $10,207
---------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                          +10.46%            +8.95%            +0.13%
---------------------------------------------------------------------------------------------------------------
CLASS B                                    6-MONTH            1-YEAR            3-YEAR      INCEPTION (5/1/00)
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +2.24%            +5.53%           +23.38%            +5.00%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)              -1.76%            +1.53%            +6.38%            +0.66%
---------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)              $9,824           $10,153           $12,038           $10,300
---------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                          +12.29%            +9.49%            +0.34%
---------------------------------------------------------------------------------------------------------------
CLASS C                                    6-MONTH            1-YEAR            3-YEAR      INCEPTION (5/1/00)
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +2.24%            +5.42%           +23.24%            +5.00%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)              +1.24%            +4.42%            +7.21%            +1.09%
---------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)             $10,124           $10,442           $12,324           $10,500
---------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                          +15.27%           +10.30%            +0.80%
---------------------------------------------------------------------------------------------------------------
CLASS R                                                      6-MONTH           1-YEAR       INCEPTION (1/1/02)
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                    +2.48%            +6.02%            +8.81%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                                +1.48%            +5.02%            +3.03%
---------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                               $10,148           $10,502           $10,881
---------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                                            +15.87%            +2.60%
---------------------------------------------------------------------------------------------------------------
ADVISOR CLASS                              6-MONTH            1-YEAR            3-YEAR      INCEPTION (5/1/00)
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +2.71%            +6.50%           +27.08%            +9.80%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)              +2.71%            +6.50%            +8.32%            +2.10%
---------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)             $10,271           $10,650           $12,708           $10,980
---------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                          +17.35%           +11.38%            +1.80%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


24 | Semiannual Report

ENDNOTES

SMALLER OR RELATIVELY NEW COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS AND THEIR GROWTH PROSPECTS ARE LESS CERTAIN THAN THOSE OF LARGER, ESTABLISHED COMPANIES. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


                                                          Semiannual Report | 25

YOUR FUND'S EXPENSES

FRANKLIN SMALL CAP GROWTH FUND II

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


26 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT         ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                     VALUE 4/30/04            VALUE 10/31/04    PERIOD* 4/30/04-10/31/04
---------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,026.50                $5.98
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,019.31                $5.96
---------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,022.40                $9.84
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,015.48                $9.80
---------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,022.40                $9.84
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,015.48                $9.80
---------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,024.80                $7.30
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,018.00                $7.27
---------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,027.10                $4.75
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,020.52                $4.74
---------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.17%; B: 1.93%; C: 1.93%; R: 1.43%; and Advisor: 0.93%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 27

FRANKLIN SMALL-MID CAP GROWTH FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Small-Mid Cap Growth Fund seeks long-term capital growth by investing at least 80% of its total assets in equity securities of small and midsize companies. The Fund defines small-cap companies as those having market values less than $1.5 billion or the highest market cap value in the Russell 2000(R) Index, whichever is greater, at the time of purchase.(1) Mid-cap companies are those with market cap values not exceeding $8.5 billion.

We are pleased to bring you Franklin Small-Mid Cap Growth Fund's semiannual report for the period ended October 31, 2004.

PERFORMANCE OVERVIEW

Franklin Small-Mid Cap Growth Fund - Class A posted a +5.32% cumulative total return for the six months under review. The Fund outperformed its benchmarks, the Standard & Poor's 500 Composite Index (S&P 500) and the Russell Midcap(R) Growth Index, which returned 2.96% and 2.86% for the same period.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 31.

ECONOMIC AND MARKET OVERVIEW

During the six months ended October 31, 2004, the economy moved ahead with annualized gross domestic product (GDP) gaining 3.3% and 3.9% in the second and third quarters. Although below expectations, the quarter-to-quarter growth was considered fairly strong amid mixed conditions. While fluctuating consumer confidence was more subdued than in recent years, consumer spending supported strong auto sales and increased durable goods consumption. Similarly, business spending rose even as business confidence weakened after peaking in the summer. With improving balance sheets and stronger cash flows, many companies entered an upgrade cycle and invested in new technologies, driving equipment spending up 14.9% in 2004's third quarter.(3)

(1) The Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent approximately 8% of total market capitalization of the Russell 3000 Index.

(2) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell Midcap Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(3)   Source: Bureau of Economic Analysis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 68.

[SIDEBAR]

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------


28 | Semiannual Report

Job creation was strong in October 2004 and the unemployment rate was 5.5%, while initial jobless claims rose and continuing claims fell.(4) More than one-half of the jobs lost during the recession have been recovered; however, most were part-time or temporary. Given concerns over rising benefits costs and soft economic recovery, many companies turned to temporary employment or opted for continued hiring freezes.

The U.S. dollar weakened and by October it had fallen to an eight-month low against the euro and a six-month low against the yen. The widening trade deficit and possibility for higher import prices amplified inflationary pressures. Energy prices, especially for crude oil, hit record high levels. Aiming to keep inflation low, the Federal Reserve Board (Fed) raised the federal funds target rate in June, August and September, from 1.0% to 1.75%. The Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets fluctuated with dramatic losses and gains during the reporting period. For example, the Dow Jones Industrial Average fell to an 11-month low of 9,750 on October 25, followed by two days of 100-point-plus gains, largely because of a drop in oil prices.(5) Disappointing earnings from a number of blue chip companies applied downward pressure, but initial public offering (IPO) activity was strong. Investor sentiment improved late in the period despite the mixed signals. The S&P 500 rose 2.96% for the six months under review, while the technology-heavy NASDAQ Composite Index increased 3.12%.(6)

During the six-month reporting period, small cap growth companies, as represented by the Russell 2000 Growth Index, outperformed large cap growth companies, as represented by the Russell 1000(R) Growth Index.(7)

INVESTMENT STRATEGY

We seek to invest in stocks that present the best trade-off between growth opportunity, business and financial risk, and valuation. We focus on innovative, rapidly growing companies with identifiable growth drivers, such as new product development, leverage to a change in the economy, or secular industry growth.

(4)   Source: Bureau of Labor Statistics.

(5) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

(6) Source: Standard & Poor's Micropal. See footnote 2 for a description of the S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.

(7) The Russell 2000 Growth Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

[SIDEBAR]

PORTFOLIO BREAKDOWN
Franklin Small-Mid Cap Growth Fund
Based on Total Net Assets as of 10/31/04

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

Electronic Technology*                                                   20.9%

Health Technology*                                                       14.6%

Finance                                                                  11.1%

Technology Services*                                                     11.0%

Producer Manufacturing                                                    5.7%

Retail Trade                                                              5.3%

Process Industries                                                        4.6%

Health Services                                                           4.3%

Commercial Services                                                       4.2%

Industrial Services                                                       4.0%

Consumer Services                                                         3.9%

Transportation                                                            2.9%

Energy Minerals                                                           2.7%

Consumer Non-Durables                                                     1.1%

Consumer Durables                                                         0.7%

Short-Term Investments & Other Net Assets                                 3.0%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.


                                                          Semiannual Report | 29

We search for companies with sustainable competitive advantages such as strong management and balance sheets, and the ability to invest in future growth and market share gains. We also look for companies with strong operating leverage whose profit margins may increase as sales grow.

MANAGER'S DISCUSSION

During the six months under review, the Fund benefited from technology services, health services and transportation sector exposure. Within technology services, the information technology services industry contributed the most to Fund performance due to our overweighted position and strong stock selection relative to the benchmark Russell Midcap Growth Index (the Index). Services to the health industry in the health services sector also boosted relative performance due to strong stock selection and an underweighted position. In the transportation sector, the Fund's overweighted position relative to the benchmark in the air freight and couriers industry helped performance.

Despite outperforming the benchmark Index, the Fund was hurt by the retail trade, consumer durables and non-energy minerals sectors. Within retail trade, the specialty stores industry had the greatest negative effect on Fund performance due mainly to poor stock selection. The recreation products industry, part of the consumer durables sector, also hindered relative performance due to poor stock selection and an underweighted position. In the non-energy minerals sector, the Fund did not have any precious metals industry exposure, which hurt relative performance as the industry outperformed the Index.

Thank you for your continued participation in Franklin Small-Mid Cap Growth Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]                 /s/ Edward B. Jamieson

                                Edward B. Jamieson
                                Portfolio Manager
                                Franklin Small-Mid Cap Growth Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

[SIDEBAR]

TOP 10 HOLDINGS
Franklin Small-Mid Cap Growth Fund
10/31/04

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Thermo Electron Corp.                                                       2.0%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Bunge Ltd.                                                                  2.0%
  PROCESS INDUSTRIES
--------------------------------------------------------------------------------
Tektronix Inc.                                                              1.9%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Pall Corp.                                                                  1.6%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., A                                     1.6%
  TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
Varian Medical Systems Inc.                                                 1.4%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
L-3 Communications Holdings Inc.                                            1.4%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Mettler-Toledo International Inc.
(Switzerland)                                                               1.3%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Cabot Corp.                                                                 1.3%
  PROCESS INDUSTRIES
--------------------------------------------------------------------------------
C.H. Robinson Worldwide Inc.                                                1.3%
  TRANSPORTATION
--------------------------------------------------------------------------------


30 | Semiannual Report

PERFORMANCE SUMMARY AS OF 10/31/04

FRANKLIN SMALL-MID CAP GROWTH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

--------------------------------------------------------------------------------
CLASS A                       CHANGE            10/31/04              4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)         +$1.58              $31.27               $29.69
--------------------------------------------------------------------------------
CLASS B                       CHANGE            10/31/04              4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)         +$1.44              $30.72               $29.28
--------------------------------------------------------------------------------
CLASS C                       CHANGE            10/31/04              4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)         +$1.43              $29.92               $28.49
--------------------------------------------------------------------------------
CLASS R                       CHANGE            10/31/04              4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)         +$1.54              $31.04               $29.50
--------------------------------------------------------------------------------
ADVISOR CLASS                 CHANGE            10/31/04              4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)         +$1.64              $31.63               $29.99
--------------------------------------------------------------------------------


                                                          Semiannual Report | 31

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------------------------
CLASS A                                    6-MONTH            1-YEAR            5-YEAR            10-YEAR
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +5.32%            +8.99%            +2.86%           +192.34%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)              -0.73%            +2.73%            -0.62%            +10.67%
----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)              $9,927           $10,273            $9,694            $27,557
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                           +7.17%            +0.91%            +10.80%
----------------------------------------------------------------------------------------------------------------
CLASS B                                                      6-MONTH            1-YEAR       INCEPTION (7/1/02)
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                    +4.92%            +8.17%            +26.26%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                                +0.92%            +4.17%             +9.37%
----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                               $10,092           $10,417            $12,326
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                                             +8.88%             +8.07%
----------------------------------------------------------------------------------------------------------------
CLASS C                                    6-MONTH            1-YEAR            5-YEAR       INCEPTION (10/2/95)
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +5.02%            +8.29%            -0.86%            +98.35%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)              +4.02%            +7.29%            -0.17%             +7.83%
----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)             $10,402           $10,729            $9,914            $19,835
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                          +11.97%            +1.36%             +7.50%
----------------------------------------------------------------------------------------------------------------
CLASS R                                                      6-MONTH            1-YEAR      INCEPTION (1/1/02)
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                    +5.22%            +8.72%             -0.39%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                                +4.22%            +7.72%             -0.14%
----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                               $10,422           $10,772             $9,961
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                                            +12.43%             -1.39%
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS(5)                           6-MONTH            1-YEAR            5-YEAR            10-YEAR
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +5.47%            +9.26%            +4.10%           +201.96%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)              +5.47%            +9.26%            +0.81%            +11.69%
----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)             $10,547           $10,926           $10,410            $30,196
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                          +13.99%            +2.36%            +11.82%
----------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


32 | Semiannual Report

ENDNOTES

SMALL AND MIDSIZE COMPANY STOCKS CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM. SMALLER OR RELATIVELY NEW COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS AND THEIR GROWTH PROSPECTS ARE LESS CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +69.47% and +6.97%.


                                                          Semiannual Report | 33

YOUR FUND'S EXPENSES

FRANKLIN SMALL-MID CAP GROWTH FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600/ $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


34 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT        ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                      VALUE 4/30/04          VALUE 10/31/04   PERIOD* 4/30/04-10/31/04
--------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,053.20              $5.07
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,020.27              $4.99
--------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,049.20              $8.94
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,016.48              $8.79
--------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,050.20              $8.11
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,017.29              $7.98
--------------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,052.20              $6.36
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,019.00              $6.26
--------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $1,054.70              $3.78
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                 $1,021.53              $3.72
--------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.98%; B: 1.73%; C: 1.57%; R: 1.23%; and Advisor: 0.73%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 35

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN AGGRESSIVE GROWTH FUND

                                               --------------------------------------------------------------------------------
                                               SIX MONTHS ENDED
                                               OCTOBER 31, 2004                        YEAR ENDED APRIL 30,
CLASS A                                          (UNAUDITED)          2004        2003         2002          2001       2000(e)
                                               --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period .......       $  12.57       $   9.50    $  12.39      $  15.30     $  25.22      $  10.00
                                               --------------------------------------------------------------------------------
Income from investment operations:

   Net investment income (loss)(a) .........           (.08)          (.15)       (.13)         (.15)        (.17)         (.15)

   Net realized and unrealized gains (losses)           .88           3.22       (2.76)        (2.76)       (9.74)        15.86
                                               --------------------------------------------------------------------------------
Total from investment operations ...........            .80           3.07       (2.89)        (2.91)       (9.91)        15.71
                                               --------------------------------------------------------------------------------
Less distributions from:

   Net investment income ...................             --             --          --            --           --          (.02)

   Net realized gains ......................             --             --          --            --         (.01)         (.47)
                                               --------------------------------------------------------------------------------

Total distributions ........................             --             --          --            --         (.01)         (.49)
                                               --------------------------------------------------------------------------------
Redemption fees ............................             --(c)          --          --            --           --            --
                                               --------------------------------------------------------------------------------
Net asset value, end of period .............       $  13.37       $  12.57    $   9.50      $  12.39     $  15.30      $  25.22
                                               ================================================================================
Total return(b) ............................           6.36%         32.32%     (23.33)%      (19.02)%     (39.31)%      158.14%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........       $ 85,546       $ 86,983    $ 67,934      $100,240     $127,678      $171,976

Ratios to average net assets:

   Expenses ................................           1.62%(d)       1.62%       1.80%         1.57%        1.35%         1.28%(d)

   Expenses net of waiver and payments
     by affiliate ..........................           1.62%(d)       1.62%       1.80%         1.50%        1.25%         1.24%(d)

 Net investment income (loss) ..............          (1.25)%(d)     (1.26)%     (1.35)%       (1.12)%       (.77)%        (.68)%(d)

Portfolio turnover rate ....................          83.83%        114.66%      93.49%       120.87%      157.74%       148.67%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.

(e)   For the period June 23, 1999 (effective date) to April 30, 2000.


36 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN AGGRESSIVE GROWTH FUND (CONTINUED)

                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED
                                               OCTOBER 31, 2004                        YEAR ENDED APRIL 30,
CLASS B                                          (UNAUDITED)         2004        2003          2002         2001       2000(e)
                                               -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period ........     $  12.22       $   9.30    $  12.20      $  15.17     $  25.18      $  10.00
                                               -------------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) ............         (.12)          (.22)       (.19)         (.23)        (.31)         (.30)

 Net realized and unrealized gains (losses) .          .85           3.14       (2.71)        (2.74)       (9.69)        15.95
                                               -------------------------------------------------------------------------------

Total from investment operations ............          .73           2.92       (2.90)        (2.97)      (10.00)        15.65
                                               -------------------------------------------------------------------------------
Less distributions from:

 Net investment income ......................           --             --          --            --           --            --(f)

 Net realized gains .........................           --             --          --            --         (.01)         (.47)
                                               -------------------------------------------------------------------------------

Total distributions .........................           --             --          --            --         (.01)         (.47)
                                               -------------------------------------------------------------------------------

Redemption fees .............................           --(c)          --          --            --           --            --
                                               -------------------------------------------------------------------------------

Net asset value, end of period ..............     $  12.95       $  12.22    $   9.30      $  12.20     $  15.17      $  25.18
                                               ===============================================================================

Total return(b) .............................         5.97%         31.40%     (23.77)%      (19.58)%     (39.73)%      157.55%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...........     $ 18,517       $ 18,059    $ 13,100      $ 20,259     $ 27,587      $ 33,613

Ratios to average net assets:

 Expenses ...................................         2.31%(d)       2.28%       2.47%         2.24%        2.00%         1.90%(d)

 Expenses net of waiver and payments
   by affiliate .............................         2.31%(d)       2.28%       2.47%         2.17%        1.90%         1.86%(d)

 Net investment income (loss) ...............        (1.94)%(d)     (1.92)%     (2.02)%       (1.78)%      (1.42)%       (1.31)%(d)

Portfolio turnover rate .....................        83.83%        114.66%      93.49%       120.87%      157.74%       148.67%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.

(e)   For the period June 23, 1999 (effective date) to April 30, 2000.

(f)    Includes distributions of net investment income in the amount of $.003.


                     Semiannual Report | See notes to financial statements. | 37

FRANKLIN STRATEGIC SERIES

FRANKLIN AGGRESSIVE GROWTH FUND (CONTINUED)

                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED
                                               OCTOBER 31, 2004                        YEAR ENDED APRIL 30,
CLASS C                                          (UNAUDITED)         2004        2003          2002         2001       2000(e)
                                               -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period .......      $  12.19       $   9.28    $  12.18      $  15.14     $  25.12      $  10.00
                                               -------------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) ...........          (.12)          (.22)       (.19)         (.23)        (.31)         (.30)

 Net realized and unrealized gains (losses)            .85           3.13       (2.71)        (2.73)       (9.66)        15.89
                                               -------------------------------------------------------------------------------

Total from investment operations ...........           .73           2.91       (2.90)        (2.96)       (9.97)        15.59
                                               -------------------------------------------------------------------------------

Less distributions from net realized gains .            --             --          --            --         (.01)         (.47)
                                               -------------------------------------------------------------------------------

Redemption fees ............................            --(c)          --          --            --           --            --
                                               -------------------------------------------------------------------------------

Net asset value, end of period .............      $  12.92       $  12.19    $   9.28      $  12.18     $  15.14      $  25.12
                                               ===============================================================================

Total return(b) ............................          5.99%         31.36%     (23.81)%      (19.55)%     (39.71)%      156.90%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........      $ 28,053       $ 30,054    $ 25,660      $ 40,877     $ 60,294      $ 80,473

Ratios to average net assets:

 Expenses ..................................          2.32%(d)       2.29%       2.48%         2.24%        1.99%         1.92%(d)

 Expenses net of waiver and payments
   by affiliate ............................          2.32%(d)       2.29%       2.48%         2.17%        1.89%         1.88%(d)

 Net investment income (loss) ..............         (1.95)%(d)     (1.93)%     (2.03)%       (1.77)%      (1.41)%       (1.34)%(d)

Portfolio turnover rate ....................         83.83%        114.66%      93.49%       120.87%      157.74%       148.67%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.

(e)   For the period June 23, 1999 (effective date) to April 30, 2000.


38 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN AGGRESSIVE GROWTH FUND (CONTINUED)

                                              ------------------------------------------------------
                                              SIX MONTHS ENDED
                                              OCTOBER 31, 2004           YEAR ENDED APRIL 30,
CLASS R                                         (UNAUDITED)         2004          2003       2002(e)
                                              ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period ......      $12.51          $  9.47       $ 12.38       $ 13.75
                                              ------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) ..........        (.09)            (.17)         (.14)         (.06)

 Net realized and unrealized gains (losses)         .86             3.21         (2.77)        (1.31)
                                              ------------------------------------------------------

Total from investment operations ..........         .77             3.04         (2.91)        (1.37)
                                              ------------------------------------------------------

Redemption fees ...........................          --(c)            --            --            --
                                              ------------------------------------------------------

Net asset value, end of period ............      $13.28          $ 12.51       $  9.47       $ 12.38
                                              ======================================================

Total return(b) ...........................        6.16%           32.10%       (23.51)%       (9.96)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .........      $2,579          $ 1,761       $   608       $    53

Ratios to average net assets:

 Expenses .................................        1.82%(d)         1.79%         1.98%         1.75%(d)

 Net investment income (loss) .............       (1.45)%(d)       (1.43)%       (1.53)%       (1.48)%(d)

Portfolio turnover rate ...................       83.83%          114.66%        93.49%       120.87%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.

(e)   For the period January 1, 2002 (effective date) to April 30, 2002.


                     Semiannual Report | See notes to financial statements. | 39

FRANKLIN STRATEGIC SERIES

FRANKLIN AGGRESSIVE GROWTH FUND (CONTINUED)


                                               --------------------------------------------------------------------------------
                                               SIX MONTHS ENDED
                                               OCTOBER 31, 2004                        YEAR ENDED APRIL 30,
ADVISOR CLASS                                     (UNAUDITED)         2004        2003          2002         2001       2000(e)
                                               --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period .......      $  12.77       $   9.62    $  12.51      $  15.40     $  25.31      $  10.00
                                               --------------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) ...........          (.06)          (.11)       (.10)         (.10)        (.09)         (.05)

 Net realized and unrealized gains (losses)            .89           3.26       (2.79)        (2.79)       (9.81)        15.86
                                               -------------------------------------------------------------------------------

Total from investment operations ...........           .83           3.15       (2.89)        (2.89)       (9.90)        15.81
                                               -------------------------------------------------------------------------------

Less distributions from:

 Net investment income .....................            --             --          --            --           --          (.03)

 Net realized gains ........................            --             --          --            --         (.01)         (.47)
                                               -------------------------------------------------------------------------------

Total distributions ........................            --             --          --            --         (.01)         (.50)
                                               -------------------------------------------------------------------------------

Redemption fees ............................            --(c)          --          --            --           --            --
                                               -------------------------------------------------------------------------------

Net asset value, end of period .............      $  13.60       $  12.77    $   9.62      $  12.51     $  15.40      $  25.31
                                               ===============================================================================

Total return(b) ............................          6.50%         32.74%     (23.10)%      (18.77)%     (39.13)%      159.18%

Ratios/supplemental data

Net assets, end of period (000's) ..........      $ 22,937       $ 22,374    $ 17,369      $ 10,839     $ 22,276      $ 46,726

Ratios to average net assets:

 Expenses ..................................          1.32%(d)       1.29%       1.48%         1.25%        1.00%          .94%(d)

 Expenses net of waiver and payments
   by affiliate ............................          1.32%(d)       1.29%       1.48%         1.18%         .90%          .90%(d)

 Net investment income (loss) ..............          (.95)%(d)      (.93)%     (1.03)%        (.77)%       (.42)%        (.25)%(d)

Portfolio turnover rate ....................         83.83%        114.66%      93.49%       120.87%      157.74%       148.67%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.

(e)   For the period June 23, 1999 (effective date) to April 30, 2000.


40 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------
        FRANKLIN AGGRESSIVE GROWTH FUND                              SHARES/WARRANTS        VALUE
----------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS 93.4%
        COMMERCIAL SERVICES 4.7%
        Corporate Executive Board Co. ............................         46,400        $ 2,953,360
    (a) Laureate Education Inc. ..................................         52,900          2,074,738
        Moody's Corp. ............................................         30,300          2,357,643
                                                                                         -----------
                                                                                           7,385,741
                                                                                         -----------
        COMMUNICATIONS 1.8%
    (a) Nextel Partners Inc., A ..................................        166,400          2,802,176
                                                                                         -----------
        CONSUMER NON-DURABLES 2.3%
    (a) Coach Inc. ...............................................         35,700          1,664,691
    (a) Quiksilver Inc. ..........................................         71,600          1,951,100
                                                                                         -----------
                                                                                           3,615,791
                                                                                         -----------
        CONSUMER SERVICES 7.6%
    (a) Apollo Group Inc., A .....................................         22,531          1,487,046
    (a) eBay Inc. ................................................         48,200          4,704,802
        Jackson Hewitt Tax Service Inc. ..........................         98,500          2,068,500
    (a) Shuffle Master Inc. ......................................         54,700          2,302,323
    (a) Univision Communications Inc., A .........................         42,800          1,325,088
                                                                                         -----------
                                                                                          11,887,759
                                                                                         -----------
        DISTRIBUTION SERVICES 1.3%
    (a) United Natural Foods Inc. ................................         75,700          2,058,283
                                                                                         -----------
        ELECTRONIC TECHNOLOGY 21.7%
        Analog Devices Inc. ......................................         30,200          1,215,852
    (a) Avocent Corp. ............................................        102,100          3,634,760
    (a) Dell Inc. ................................................        147,000          5,153,820
        Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)         44,500          1,181,030
    (a) Essex Corp. ..............................................         43,800            512,460
    (a) FormFactor Inc. ..........................................         77,300          1,812,685
(a),(b) Intersil Corp., wts., 11/19/06 ...........................         23,821            188,996
    (a) Marvell Technology Group Ltd. (Bermuda) ..................        123,000          3,514,110
    (a) Network Appliance Inc. ...................................        125,400          3,068,538
        QUALCOMM Inc. ............................................         96,300          4,026,303
        Rockwell Automation Inc. .................................         59,300          2,472,217
    (a) Semtech Corp. ............................................         39,300            820,584
        Tektronix Inc. ...........................................         38,800          1,176,804
    (a) Trimble Navigation Ltd. ..................................         66,500          1,907,885
    (a) Unova Inc. ...............................................         26,500            406,775
    (a) ViaSat Inc. ..............................................         56,600          1,069,174
        Xilinx Inc. ..............................................         64,800          1,982,880
                                                                                         -----------
                                                                                          34,144,873
                                                                                         -----------

        FINANCE 6.1%
    (a) Calamos Asset Management Inc., A .........................         83,300          1,624,350
    (a) CapitalSource Inc. .......................................         60,500          1,355,200


                                                          Semiannual Report | 41

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------
       FRANKLIN AGGRESSIVE GROWTH FUND                                   SHARES/WARRANTS       VALUE
--------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND WARRANTS (CONT.)
       FINANCE (CONT.)
       Doral Financial Corp. (Puerto Rico) ..........................         52,600        $ 2,208,148
       Investors Financial Services Corp. ...........................         42,300          1,628,127
       UCBH Holdings Inc. ...........................................         65,700          2,831,013
                                                                                            -----------
                                                                                              9,646,838
                                                                                            -----------
       HEALTH SERVICES 2.1%
   (a) Caremark Rx Inc. .............................................         60,800          1,822,176
   (a) Centene Corp. ................................................         31,800          1,508,274
                                                                                            -----------
                                                                                              3,330,450
                                                                                            -----------
       HEALTH TECHNOLOGY 13.8%
   (a) Amgen Inc. ...................................................         26,000          1,476,800
   (a) Biogen Idec Inc. .............................................         25,400          1,477,264
   (a) Celgene Corp. ................................................         52,800          1,563,936
   (a) Cytyc Corp. ..................................................        116,900          3,049,921
   (a) Gen-Probe Inc. ...............................................         68,200          2,389,728
   (a) INAMED Corp. .................................................         24,200          1,286,230
   (a) Protein Design Labs Inc. .....................................         21,500            411,725
   (a) Respironics Inc. .............................................         43,800          2,237,742
   (a) St. Jude Medical Inc. ........................................         41,100          3,147,027
   (a) Theravance Inc ...............................................         24,100            408,977
   (a) Varian Medical Systems Inc. ..................................         44,000          1,766,600
   (a) Zimmer Holdings Inc. .........................................         32,800          2,544,952
                                                                                            -----------
                                                                                             21,760,902
                                                                                            -----------
       INDUSTRIAL SERVICES 2.4%
       Carbo Ceramics Inc. ..........................................         26,500          1,914,625
   (a) Smith International Inc. .....................................         32,700          1,899,216
                                                                                            -----------
                                                                                              3,813,841
                                                                                            -----------
       PROCESS INDUSTRIES 3.0%
       Cabot Corp. ..................................................         33,300          1,134,864
   (a) Headwaters Inc. ..............................................         53,500          1,685,250
       Mine Safety Appliances Co. ...................................         51,100          1,927,492
                                                                                            -----------
                                                                                              4,747,606
                                                                                            -----------
       PRODUCER MANUFACTURING 3.3%
       Gentex Corp. .................................................         33,700          1,112,437
       PACCAR Inc. ..................................................         59,200          4,103,152
                                                                                            -----------
                                                                                              5,215,589
                                                                                            -----------
       RETAIL TRADE 6.4%
   (a) Aeropostale Inc. .............................................         52,500          1,656,375
       Fastenal Co. .................................................         21,600          1,192,968
       Lowe's Cos. Inc. .............................................         34,200          1,924,776
   (a) Shopping.com Ltd. (Israel) ...................................         10,200            275,094


42 | Semiannual Report

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------
       FRANKLIN AGGRESSIVE GROWTH FUND                                  SHARES/WARRANTS       VALUE
--------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND WARRANTS (CONT.)
       RETAIL TRADE (CONT.)
   (a) Tuesday Morning Corp. ........................................         49,400       $  1,612,416
   (a) Urban Outfitters Inc. ........................................         34,200          1,402,200
       Whole Foods Market Inc. ......................................         24,000          1,954,320
                                                                                           ------------
                                                                                             10,018,149
                                                                                           ------------
       TECHNOLOGY SERVICES 15.3%
   (a) Alliance Data System Corp. ...................................         56,300          2,380,364
   (a) Ask Jeeves Inc. ..............................................         15,600            402,168
   (a) Cognizant Technology Solutions Corp., A ......................         86,800          2,951,200
   (a) Cognos Inc. (Canada) .........................................         51,200          2,022,912
   (a) InfoSpace Inc. ...............................................         14,300            750,750
   (a) Kanbay International Inc. ....................................         58,300          1,392,787
   (a) Macrovision Corp. ............................................         48,200          1,303,328
   (a) NAVTEQ Corp. .................................................         26,700          1,076,277
       Paychex Inc. .................................................         74,400          2,439,873
   (a) RSA Security Inc. ............................................         75,100          1,536,546
   (a) Symantec Corp. ...............................................         35,900          2,044,146
   (a) Websense Inc. ................................................         55,700          2,259,749
   (a) Yahoo! Inc. ..................................................         98,900          3,579,191
                                                                                           ------------
                                                                                             24,139,291
                                                                                           ------------
       TRANSPORTATION 1.6%
       Expeditors International of Washington Inc. ..................         22,400          1,279,040
   (a) Knight Transportation Inc. ...................................         53,900          1,266,111
                                                                                           ------------
                                                                                              2,545,151
                                                                                           ------------
       TOTAL COMMON STOCKS AND WARRANTS (COST $123,839,636) .........                       147,112,440
                                                                                           ------------
       SHORT TERM INVESTMENT (COST $12,681,026) 8.0%
       MONEY FUND
   (c) Franklin Institutional Fiduciary Trust Money Market Portfolio      12,681,026         12,681,026
                                                                                           ------------
       TOTAL INVESTMENTS (COST $136,520,662) 101.4% .................                       159,793,466
       OTHER ASSETS, LESS LIABILITIES (1.4)% ........................                        (2,162,344)
                                                                                           ------------
       NET ASSETS 100.0% ............................................                      $157,631,122
                                                                                           ============

(a)   Non-income producing.

(b)   See Note 7 regarding restricted securities.

(c) See Note 9 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.


                     Semiannual Report | See notes to financial statements. | 43

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN FLEX CAP GROWTH FUND

                                        ------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                        OCTOBER 31,
                                           2004                                       YEAR ENDED APRIL 30,
CLASS A                                 (UNAUDITED)              2004            2003           2002           2001           2000
                                        ------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of period    $     33.76       $     25.56     $     30.71    $     34.05    $     50.15    $     25.82
                                        ------------------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a) ...          (.07)             (.09)           (.08)          (.09)            --            .05

  Net realized and unrealized gains
   (losses) .........................          1.29              8.29           (5.07)         (3.25)        (13.47)         24.36
                                        ------------------------------------------------------------------------------------------
Total from investment operations ....          1.22              8.20           (5.15)         (3.34)        (13.47)         24.41
                                        ------------------------------------------------------------------------------------------

Less distributions from:

  Net investment income .............            --                --              --             --           (.19)          (.08)

  Net realized gains ................            --                --              --             --          (2.44)            --
                                        ------------------------------------------------------------------------------------------
Total distributions .................            --                --              --             --          (2.63)          (.08)
                                        ------------------------------------------------------------------------------------------
Redemption fees .....................            --(c)             --              --             --             --             --
                                        ------------------------------------------------------------------------------------------
Net asset value, end of period ......   $     34.98       $     33.76     $     25.56    $     30.71    $     34.05    $     50.15
                                        ==========================================================================================

Total return(b) .....................          3.61%            32.08%         (16.77)%        (9.81)%       (27.84)%        94.90%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...   $ 1,466,910       $ 1,456,685     $ 1,025,348    $ 1,398,753    $ 1,680,032    $ 2,025,864

Ratios to average net assets:

  Expenses ..........................            99%(d)          1.01%           1.07%          1.00%           .88%           .88%

  Net investment income (loss) ......          (.41)%(d)         (.29)%          (.31)%         (.29)%           --            .11%

Portfolio turnover rate .............         20.28%            39.92%          32.93%         48.55%         35.47%         61.04%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


44 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN FLEX CAP GROWTH FUND (CONTINUED)

                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED
                                       OCTOBER 31,
                                          2004                                       YEAR ENDED APRIL 30,
CLASS B                                (UNAUDITED)              2004            2003           2002           2001           2000
                                       ------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of period   $     32.40       $     24.72     $     29.92    $     33.43    $     49.64    $     25.75
                                       ------------------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a) ...         (.19)             (.31)           (.26)          (.32)          (.33)          (.28)

  Net realized and unrealized gains
   (losses) .........................         1.24              7.99           (4.94)         (3.19)        (13.25)         24.24
                                       ------------------------------------------------------------------------------------------

Total from investment operations ....         1.05              7.68           (5.20)         (3.51)        (13.58)         23.96
                                       ------------------------------------------------------------------------------------------
Less distributions from:

  Net investment income .............           --                --              --             --           (.19)          (.07)

  Net realized gains ................           --                --              --             --          (2.44)            --
                                       ------------------------------------------------------------------------------------------

Total distributions .................           --                --              --             --          (2.63)          (.07)
                                       ------------------------------------------------------------------------------------------

Redemption fees .....................           --(c)             --              --             --             --             --
                                       ------------------------------------------------------------------------------------------

Net asset value, end of period ......  $     33.45       $     32.40     $     24.72    $     29.92    $     33.43    $     49.64
                                       ==========================================================================================

Total return(b) .....................         3.24%            31.07%         (17.38)%       (10.50)%       (28.36)%        93.35%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...  $   139,773       $   134,589     $    92,632    $   116,075    $   119,847    $    63,960

Ratios to average net assets:

  Expenses ..........................         1.74%(d)          1.76%           1.82%          1.75%          1.63%          1.63%

  Net investment income (loss) ......        (1.16)%(d)        (1.04)%         (1.06)%        (1.05)%         (.76)%         (.61)%

Portfolio turnover rate .............        20.28%            39.92%          32.93%         48.55%         35.47%         61.04%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 45

FRANKLIN STRATEGIC SERIES

FRANKLIN FLEX CAP GROWTH FUND (CONTINUED)

                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                       OCTOBER 31,
                                          2004                                       YEAR ENDED APRIL 30,
CLASS C                                (UNAUDITED)              2004            2003           2002           2001           2000
                                       ------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period   $     32.47       $     24.77     $     29.98    $     33.50    $     49.55    $     25.63
                                       ------------------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a) ...         (.19)             (.31)           (.26)          (.32)          (.34)          (.25)

  Net realized and unrealized gains
    (losses) ........................         1.24              8.01           (4.95)         (3.20)        (13.27)         24.19
                                       ------------------------------------------------------------------------------------------

Total from investment operations ....         1.05              7.70           (5.21)         (3.52)        (13.61)         23.94
                                       ------------------------------------------------------------------------------------------
Less distributions from:

  Net investment income .............           --                --              --             --             --           (.02)

  Net realized gains ................           --                --              --             --          (2.44)            --
                                       ------------------------------------------------------------------------------------------

Total distributions .................           --                --              --             --          (2.44)          (.02)
                                       ------------------------------------------------------------------------------------------

Redemption fees .....................           --(c)             --              --             --             --             --
                                       ------------------------------------------------------------------------------------------

Net asset value, end of period ......  $     33.52       $     32.47     $     24.77    $     29.98    $     33.50    $     49.55
                                       ==========================================================================================

Total return(b) .....................         3.23%            31.09%         (17.38)%       (10.51)%       (28.39)%        93.46%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...  $   297,386       $   298,114     $   219,023    $   299,840    $   370,165    $   428,192

Ratios to average net assets:

  Expenses ..........................         1.74%(d)          1.76%           1.82%          1.74%          1.63%          1.63%

  Net investment income (loss) ......        (1.16)%(d)        (1.04)%         (1.06)%        (1.04)%         (.74)%         (.64)%

Portfolio turnover rate .............        20.28%            39.92%          32.93%         48.55%         35.47%         61.04%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


46 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN FLEX CAP GROWTH FUND (CONTINUED)


                                                      ---------------------------------------------
                                                       SIX MONTHS
                                                         ENDED
                                                       OCTOBER 31,
                                                          2004              YEAR ENDED APRIL 30,
CLASS R                                                (UNAUDITED)       2004       2003    2002(e)
                                                      ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........         $ 33.57       $ 25.49     $30.68     $31.84
                                                      ---------------------------------------------

Income from investment operations:

  Net investment income (loss)(a) .............            (.11)         (.18)      (.16)      (.12)

  Net realized and unrealized gains (losses) ..            1.29          8.26      (5.03)     (1.04)

Total from investment operations ..............            1.18          8.08      (5.19)     (1.16)
                                                      ---------------------------------------------

Redemption fees ...............................              --(c)         --         --         --
                                                      ---------------------------------------------

Net asset value, end of period ................         $ 34.75       $ 33.57     $25.49     $30.68
                                                      ---------------------------------------------

Total return(b) ...............................            3.52%        31.70%    (16.92)%    (3.64)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............         $57,783       $44,988    $15,123     $  443

Ratios to average net assets:

  Expenses ....................................            1.24%(d)      1.26%      1.32%      1.24%(d)

  Net investment income (loss) ................            (.66)%(d)     (.54)%     (.56)%    (1.21)%(d)

Portfolio turnover rate .......................           20.28%        39.92%     32.93%     48.55%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.

(e)   For the period January 1, 2002 (effective date) to April 30, 2002.


                     Semiannual Report | See notes to financial statements. | 47

FRANKLIN STRATEGIC SERIES

FRANKLIN FLEX CAP GROWTH FUND (CONTINUED)

                                                          --------------------
                                                             PERIOD ENDED
                                                          OCTOBER 31, 2004 (c)
ADVISOR CLASS                                                 (UNAUDITED)
                                                          --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................         $ 33.35
                                                                -------

Income from investment operations:

  Net investment income (loss)(a) .....................            (.02)

  Net realized and unrealized gains (losses) ..........            1.67
                                                                -------

Total from investment operations ......................            1.65
                                                                -------

Redemption fees .......................................              --(d)
                                                                -------

Net asset value, end of period ........................         $ 35.00
                                                                =======

Total return(b) .......................................            4.95%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................         $ 3,235

Ratios to average net assets:

  Expenses ............................................             .74%(e)

  Net investment income (loss) ........................            (.16)%(e)

Portfolio turnover rate ...............................           20.28%


(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   For the period August 2, 2004 (effective date) to October 31, 2004.

(d)   Amount is less than $0.001 per share.

(e)   Annualized.


48 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                  SHARES/WARRANTS        VALUE
-------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS 93.2%
        COMMERCIAL SERVICES 1.9%
        Moody's Corp. ............................................          300,000        $ 23,343,000
        Robert Half International Inc. ...........................          500,000          13,265,000
                                                                                           ------------
                                                                                             36,608,000
                                                                                           ------------
        COMMUNICATIONS 2.0%
    (a) Nextel Communications Inc., A ............................        1,000,000          26,490,000
        Vodafone Group PLC, ADR (United Kingdom) .................          500,000          12,895,000
                                                                                           ------------
                                                                                             39,385,000
                                                                                           ------------
        CONSUMER DURABLES .8%
    (a) Electronic Arts Inc. .....................................          350,000          15,722,000
                                                                                           ------------
        CONSUMER NON-DURABLES 2.3%
        Clorox Co. ...............................................          350,000          19,110,000
    (a) Quiksilver Inc. ..........................................          925,400          25,217,150
                                                                                           ------------
                                                                                             44,327,150
                                                                                           ------------
        CONSUMER SERVICES 6.2%
    (a) Apollo Group Inc., A .....................................          125,000           8,250,000
(a),(b) Dreamworks Animation Inc., A .............................           40,600           1,585,430
    (a) eBay Inc. ................................................          500,000          48,805,000
    (a) Entravision Communications Corp. .........................        1,250,000          10,062,500
        McClatchy Co., A .........................................           53,000           3,683,500
    (a) Univision Communications Inc., A .........................        1,000,000          30,960,000
        The Walt Disney Co. ......................................          750,000          18,915,000
                                                                                           ------------
                                                                                            122,261,430
                                                                                           ------------
        ELECTRONIC TECHNOLOGY 15.8%
    (a) Altera Corp. .............................................        1,000,000          22,730,000
    (a) Applied Materials Inc. ...................................        1,000,000          16,100,000
    (a) Cisco Systems Inc. .......................................        1,300,000          24,973,000
    (a) Dell Inc. ................................................          500,000          17,530,000
        Intel Corp. ..............................................          700,000          15,582,000
(a),(c) Intersil Corp., wts., 11/19/06 ...........................          119,105             944,979
    (a) KLA-Tencor Corp. .........................................          325,000          14,797,250
        L-3 Communications Holdings Inc. .........................          325,000          21,427,250
    (a) Lam Research Corp. .......................................          800,000          20,824,000
        Linear Technology Corp. ..................................          550,000          20,834,000
        Maxim Integrated Products Inc. ...........................          300,000          13,197,000
    (a) Network Appliance Inc. ...................................          600,000          14,682,000
        QUALCOMM Inc. ............................................          700,000          29,267,000
    (a) Semtech Corp. ............................................          300,000           6,264,000
    (a) Varian Inc. ..............................................          750,000          27,360,000
    (a) Varian Semiconductor Equipment Associates Inc. ...........          500,000          17,305,000
(a),(d) Vitesse Semiconductor Corp. ..............................        4,500,000          12,240,000
        Xilinx Inc. ..............................................          450,000          13,770,000
                                                                                           ------------
                                                                                            309,827,479
                                                                                           ------------


                                                          Semiannual Report | 49

FRANKLIN STRATEGIC SERIES

-------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                  SHARES/WARRANTS        VALUE
-------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS (CONT.)
        ENERGY MINERALS 1.8%
        Apache Corp. .............................................          250,000        $ 12,675,000
        Peabody Energy Corp. .....................................          350,000          22,323,000
                                                                                           ------------
                                                                                             34,998,000
                                                                                           ------------
        FINANCE 10.8%
(a),(b) Calamos Asset Management Inc., A .........................          500,000           9,750,000
    (a) CapitalSource Inc. .......................................          852,800          19,102,720
        City National Corp. ......................................          400,000          27,560,000
        Countrywide Financial Corp. ..............................          699,998          22,350,936
    (a) E*TRADE Financial Corp. ..................................        2,500,000          32,250,000
        Golden West Financial Corp. ..............................          110,000          12,861,200
        Investors Financial Services Corp. .......................          575,000          22,131,750
        The PMI Group Inc. .......................................          250,000           9,705,000
        UCBH Holdings Inc. .......................................          500,000          21,545,000
        Wells Fargo & Co. ........................................          600,000          35,832,000
                                                                                           ------------
                                                                                            213,088,606
                                                                                           ------------

        HEALTH SERVICES 5.4%
    (a) Caremark Rx Inc. .........................................          350,000          10,489,500
    (a) Davita Inc. ..............................................        1,000,000          29,620,000
    (d) Quest Diagnostics Inc. ...................................          250,000          21,885,000
    (a) VCA Antech Inc. ..........................................        2,000,000          44,840,000
                                                                                           ------------
                                                                                            106,834,500
                                                                                           ------------
        HEALTH TECHNOLOGY 18.1%
        Abbott Laboratories ......................................          400,000          17,052,000
    (a) Amgen Inc. ...............................................          800,000          45,440,000
        Beckman Coulter Inc. .....................................          300,000          17,850,000
    (a) Biogen Idec Inc. .........................................          300,000          17,448,000
    (d) Cooper Cos. Inc. .........................................          350,000          24,622,500
    (a) Gen-Probe Inc. ...........................................          250,000           8,760,000
    (a) Genentech Inc. ...........................................          500,000          22,765,000
    (a) Gilead Sciences Inc. .....................................        1,300,000          45,019,000
    (a) InterMune Inc. ...........................................          194,500           2,522,665
    (a) Invitrogen Corp. .........................................          174,900          10,126,710
        Johnson & Johnson ........................................          500,000          29,190,000
    (a) Kinetic Concepts Inc. ....................................          170,100           8,476,083
        Medtronic Inc. ...........................................          350,000          17,888,500
    (a) Nuvelo Inc ...............................................          300,000           2,754,000
        Pfizer Inc. ..............................................          800,000          23,160,000
    (a) ResMed Inc. ..............................................          300,000          14,100,000
    (a) Varian Medical Systems Inc. ..............................          700,000          28,105,000
    (a) Zimmer Holdings Inc. .....................................          250,000          19,397,500
                                                                                           ------------
                                                                                            354,676,958
                                                                                           ------------
        INDUSTRIAL SERVICES 1.9%
    (a) Jacobs Engineering Group Inc. ............................          325,000          13,237,250
    (a) Smith International Inc. .................................          425,000          24,684,000
                                                                                           ------------
                                                                                             37,921,250
                                                                                           ------------


50 | Semiannual Report

FRANKLIN STRATEGIC SERIES

-------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                  SHARES/WARRANTS        VALUE
-------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS (CONT.)
        PROCESS INDUSTRIES 3.3%
        Air Products & Chemicals Inc. ............................          300,000      $   15,954,000
        Bunge Ltd. ...............................................          488,500          23,316,105
        Ecolab Inc. ..............................................          400,000          13,540,000
        Valspar Corp. ............................................          275,000          12,831,500
                                                                                         --------------
                                                                                             65,641,605
                                                                                         --------------
        PRODUCER MANUFACTURING 1.4%
        Masco Corp. ..............................................          450,000          15,417,000
        PACCAR Inc. ..............................................          175,000          12,129,250
                                                                                         --------------
                                                                                             27,546,250
                                                                                         --------------
        REAL ESTATE INVESTMENT TRUSTS 1.9%
        Alexandria Real Estate Equities Inc. .....................          300,000          19,815,000
        Catellus Development Corp. ...............................          601,476          17,346,568
                                                                                         --------------
                                                                                             37,161,568
                                                                                         --------------
        RETAIL TRADE 3.6%
    (a) Aeropostale Inc. .........................................          450,000          14,197,500
    (a) Big 5 Sporting Goods Corp. ...............................          400,000          10,156,000
    (a) Gymboree Corp. ...........................................          439,700           5,320,370
(a),(d) Hot Topic Inc. ...........................................          500,000          10,280,000
        Lowe's Cos. Inc. .........................................          175,000           9,849,000
    (a) Tuesday Morning Corp. ....................................          650,000          21,216,000
                                                                                         --------------
                                                                                             71,018,870
                                                                                         --------------
        TECHNOLOGY SERVICES 13.2%
    (a) Accenture Ltd., A (Bermuda) ..............................          900,000          21,789,000
    (a) dobe Systems Inc. ........................................          300,000          16,809,000
(a),(d) Ask Jeeves Inc. ..........................................          675,000          17,401,500
    (a) CNET Networks Inc. .......................................        1,000,000           8,170,000
    (a) Cognizant Technology Solutions Corp., A ..................          750,000          25,500,000
    (a) Cognos Inc. (Canada) .....................................          517,000          20,426,670
        Fair Isaac Inc. ..........................................          500,000          15,100,000
        First Data Corp. .........................................          500,000          20,640,000
    (a) Intuit Inc. ..............................................          300,000          13,608,000
        Paychex Inc. .............................................          500,000          16,397,000
    (a) Peoplesoft Inc. ..........................................          350,000           7,269,500
    (a) Symantec Corp. ...........................................          500,000          28,470,000
    (a) VeriSign Inc. ............................................          250,000           6,707,500
    (a) Yahoo! Inc. ..............................................        1,150,000          41,618,500
                                                                                         --------------
                                                                                            259,906,670
                                                                                         --------------
        TRANSPORTATION 2.5%
        Expeditors International of Washington Inc. ..............          850,000          48,535,000
                                                                                         --------------
        UTILITIES .3%
        American States Water Co. ................................          247,500           6,088,500
                                                                                         --------------
        TOTAL COMMON STOCKS AND WARRANTS (COST $1,299,368,908)                            1,831,548,836
                                                                                         --------------


                                                          Semiannual Report | 51

FRANKLIN STRATEGIC SERIES

-----------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                                             SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        CONVERTIBLE PREFERRED STOCKS .6%
        ELECTRONIC TECHNOLOGY
(a),(c) Anda Networks, cvt. pfd., D .........................................................         145,772        $           --
(a),(c) Kestrel Solutions, cvt. pfd., D .....................................................         124,712                    --
                                                                                                                     --------------
                                                                                                                                 --
                                                                                                                     --------------
        HEALTH TECHNOLOGY .6%
(a),(c) Fibrogen Inc., cvt. pfd., E .........................................................       2,227,171             7,706,012
(a),(c) Masimo Corp., cvt. pfd., F ..........................................................         772,727             4,249,997
                                                                                                                     --------------
                                                                                                                         11,956,009
                                                                                                                     --------------
        TOTAL CONVERTIBLE PREFERRED STOCKS (COST $22,124,992) ...............................                            11,956,009
                                                                                                                     --------------
        TOTAL LONG TERM INVESTMENTS (COST $1,321,493,900) ...................................                         1,843,504,845
                                                                                                                     --------------
        SHORT TERM INVESTMENTS 7.9%
        MONEY FUND (COST $130,327,829) 6.6%
    (e) Franklin Institutional Fiduciary Trust Money Market Portfolio .......................      130,327,829          130,327,829
                                                                                                                     --------------


                                                                                                ----------------
                                                                                                PRINCIPAL AMOUNT
                                                                                                ----------------
        REPURCHASE AGREEMENTS 1.3%
(f),(g) Barclays Capital Inc., 1.87%, 11/01/04 (Maturity Value $5,000,779) ..................      $5,000,000             5,000,000
          Collateralized by U.S. Government Agency Securities, 0.00 - 6.625%,
            12/08/04 - 2/15/31
(f),(g) Deutsche Bank Securities Inc., 1.88%, 11/01/04 (Maturity Value $1,029,161) ..........       1,029,000             1,029,000
          Collateralized by U.S. Government Agency Securities, 0.00 - 7.25%,
            11/01/04 - 1/15/30
(f),(g) Goldman, Sachs & Co., 1.88%, 11/01/04 (Maturity Value $4,900,768) ...................       4,900,000             4,900,000
          Collateralized by U.S. Government Agency Securities, 3.112 - 9.00%,
            7/01/08 - 9/01/39
(f),(g) J. P. Morgan Securities, Inc., 1.89%, 11/01/04 (Maturity Value $4,900,772) ..........       4,900,000             4,900,000
          Collateralized by U.S. Government Agency Securities, 4.394 - 8.50%,
            5/01/06 - 7/01/36
(f),(g) Merrill Lynch Government Securities Inc., 1.87%, 11/01/04 (Maturity Value $4,900,764)       4,900,000             4,900,000
          Collateralized by U.S. Government Agency Securities, 0.00 - 7.415%,
            11/01/04 - 11/15/30
(f),(g) Morgan Stanley & Co. Inc., 1.89%, 11/01/04 (Maturity Value $4,888,770) ..............       4,888,000             4,888,000
          Collateralized by U.S. Government Agency Securities, 3.06 - 7.01%,
            12/01/06 - 9/01/34
                                                                                                                     --------------
        TOTAL REPURCHASE AGREEMENTS (COST $25,617,000) ......................................                            25,617,000
                                                                                                                     --------------
        TOTAL INVESTMENTS (COST $1,477,438,729) 101.7% ......................................                         1,999,449,674
        OTHER ASSETS, LESS LIABILITIES (1.7)% ...............................................                           (34,362,459)
                                                                                                                     --------------
        NET ASSETS 100.0% ...................................................................                        $1,965,087,215
                                                                                                                     ==============

(a)   Non-income producing.

(b) See Note 1(d) regarding securities purchased on a when-issued or delayed delivery basis.

(c)   See Note 7 regarding restricted securities.

(d)   Security on loan. See Note 1(f).

(e) See Note 9 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

(f) Investments from cash collateral received for loaned securities. See Note 1(f).

(g)   See Note 1(c) regarding repurchase agreements.


52 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN SMALL CAP GROWTH FUND II

                                          -----------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED
                                          OCTOBER 31,
                                             2004                         YEAR ENDED APRIL 30,
CLASS A                                   (UNAUDITED)         2004           2003             2002           2001
                                          -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of period .     $  10.55       $   7.46       $   9.79       $    10.27       $  10.00
                                          -----------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a) ....         (.04)          (.07)          (.06)            (.06)          (.04)

  Net realized and unrealized gains
   (losses) ..........................          .32           3.16          (2.27)            (.42)           .31
                                          -----------------------------------------------------------------------
Total from investment operations .....          .28           3.09          (2.33)            (.48)           .27
                                          -----------------------------------------------------------------------
Redemption fees ......................           --(c)          --             --               --             --
                                          -----------------------------------------------------------------------
Net asset value, end of period .......     $  10.83       $  10.55       $   7.46       $     9.79       $  10.27
                                          =======================================================================

Total return(b) ......................         2.65%         41.42%        (23.80)%          (4.67)%         2.70%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....     $851,644       $908,599       $696,642       $1,076,341       $456,452

Ratios to average net assets:

  Expenses ...........................         1.17%(d)       1.08%          1.32%            1.21%          1.32%

  Net investment income (loss) .......         (.83)%(d)      (.70)%         (.76)%           (.63)%         (.36)%

Portfolio turnover rate ..............        20.75%         47.08%         34.99%           41.31%         74.97%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 53

FRANKLIN STRATEGIC SERIES

FRANKLIN SMALL CAP GROWTH FUND II (CONTINUED)

                                          ------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED
                                          OCTOBER 31,
                                             2004                            YEAR ENDED APRIL 30,
CLASS B                                   (UNAUDITED)            2004           2003           2002           2001
                                          ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of period .     $  10.27          $   7.33       $   9.66       $  10.20       $  10.00
                                          ------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a) ....         (.08)             (.15)          (.10)          (.12)          (.11)

  Net realized and unrealized gains
    (losses) .........................          .31              3.09          (2.23)          (.42)           .31
                                          ------------------------------------------------------------------------
Total from investment operations .....          .23              2.94          (2.33)          (.54)           .20
                                          ------------------------------------------------------------------------
Redemption fees ......................           --(c)             --             --             --             --
                                          ------------------------------------------------------------------------
Net asset value, end of period .......     $  10.50          $  10.27       $   7.33       $   9.66       $  10.20
                                          ========================================================================

Total return(b) ......................         2.24%            40.11%        (24.12)%        (5.29)%         2.00%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....     $116,876          $122,004       $ 96,077       $145,217       $104,640

Ratios to average net assets:

  Expenses ...........................         1.93%(d)          1.92%          1.97%          1.86%          1.97%

  Net investment income (loss) .......        (1.59)%(d)        (1.54)%        (1.41)%        (1.26)%        (1.03)%

Portfolio turnover rate ..............        20.75%            47.08%         34.99%         41.31%         74.97%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


54 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN SMALL CAP GROWTH FUND II (CONTINUED)

                                          ---------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED
                                          OCTOBER 31,
                                             2004                          YEAR ENDED APRIL 30,
CLASS C                                   (UNAUDITED)         2004           2003           2002           2001
                                          ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of period .     $  10.27       $   7.33       $   9.67       $  10.21       $  10.00
                                          ---------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a) ....         (.08)          (.15)          (.10)          (.12)          (.11)

  Net realized and unrealized gains
    (losses) .........................          .31           3.09          (2.24)          (.42)           .32
                                          ---------------------------------------------------------------------
Total from investment operations .....          .23           2.94          (2.34)          (.54)           .21
                                          ---------------------------------------------------------------------
Redemption fees ......................           --(c)          --             --             --             --
                                          ---------------------------------------------------------------------
Net asset value, end of period .......     $  10.50       $  10.27       $   7.33       $   9.67       $  10.21
                                          =====================================================================

Total return(b) ......................         2.24%         40.11%        (24.20)%        (5.29)%         2.10%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....     $188,510       $200,037       $163,466       $249,188       $158,053

Ratios to average net assets:

  Expenses ...........................         1.93%(d)       1.92%          1.97%          1.86%          1.97%

  Net investment income (loss) .......        (1.59)%(d)     (1.54)%        (1.41)%        (1.26)%        (1.03)%

Portfolio turnover rate ..............        20.75%         47.08%         34.99%         41.31%         74.97%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.

                     Semiannual Report | See notes to financial statements. | 55

FRANKLIN STRATEGIC SERIES

FRANKLIN SMALL CAP GROWTH FUND II (CONTINUED)

                                       -------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                       OCTOBER 31,
                                          2004                   YEAR ENDED APRIL 30,
CLASS R                                (UNAUDITED)           2004          2003        2002(e)
                                       -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of period     $ 10.49          $  7.45       $  9.79       $   9.88
                                       -------------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a) ..        (.06)            (.10)         (.07)          (.03)

  Net realized and unrealized gains
    (losses) .......................         .32             3.14         (2.27)          (.06)
                                       -------------------------------------------------------
Total from investment operations ...         .26             3.04         (2.34)          (.09)
                                       -------------------------------------------------------
Redemption fees ....................          --(c)            --            --             --
                                       -------------------------------------------------------
Net asset value, end of period .....     $ 10.75          $ 10.49       $  7.45       $   9.79
                                       =======================================================
Total return(b) ....................        2.48%           40.81%       (23.90)%         (.91)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..     $ 4,627          $ 4,542       $ 2,562       $    492

Ratios to average net assets:

  Expenses .........................        1.43%(d)         1.42%         1.47%          1.36%(d)

  Net investment income (loss) .....       (1.09)%(d)       (1.04)%        (.91)%        (1.05)%(d)

Portfolio turnover rate ............       20.75%           47.08%        34.99%         41.31%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.

(e)   For the period January 1, 2002 (effective date) to April 30, 2002.


56 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN SMALL CAP GROWTH FUND II (CONTINUED)

                                          ---------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED
                                          OCTOBER 31,
                                             2004                          YEAR ENDED APRIL 30,
ADVISOR CLASS                             (UNAUDITED)         2004           2003           2002           2001
                                          ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .     $  10.69       $   7.55       $   9.86       $  10.31       $  10.00
                                          ---------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a) ....         (.03)          (.05)          (.03)          (.03)          (.01)

  Net realized and unrealized gains
    (losses) .........................          .32           3.19          (2.28)          (.42)            32
                                          ---------------------------------------------------------------------
Total from investment operations .....          .29           3.14          (2.31)          (.45)           .31
                                          ---------------------------------------------------------------------
Redemption fees ......................          --(c)           --             --             --             --
                                          ---------------------------------------------------------------------
Net asset value, end of period .......     $  10.98       $  10.69       $   7.55       $   9.86       $  10.31
                                          =====================================================================

Total return(b) ......................         2.71%         41.59%        (23.43)%        (4.36)%         3.10%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....     $228,563       $211,271       $135,529       $157,653       $ 55,606

Ratios to average net assets:

  Expenses ...........................           93%(d)         92%            97%            86%            97%

  Net investment income (loss) .......         (.59)%(d)      (.54)%         (.41)%         (.28)%         (.05)%

Portfolio turnover rate ..............        20.75%         47.08%         34.99%         41.31%         74.97%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 57

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP GROWTH FUND II                             SHARES/WARRANTS         VALUE
------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND WARRANTS 98.7%
       COMMERCIAL SERVICES 3.4%
   (a) Aquantive Inc. ...........................................          860,700        $  7,703,265
       CDI Corp. ................................................          383,900           6,334,350
   (a) LECG Corp. ...............................................          139,100           2,544,139
   (a) Maximus Inc. .............................................          215,600           5,860,008
       National Financial Partners Corp. ........................          231,500           7,116,310
   (a) PRG-Schultz International Inc.. ..........................        1,405,600           7,281,008
   (a) Resources Connection Inc. ................................          179,500           7,535,410
   (a) ValueClick Inc. ..........................................          345,800           3,212,482
                                                                                          ------------
                                                                                            47,586,972
                                                                                          ------------
       COMMUNICATIONS 1.0%
   (a) NII Holdings Inc., B ......................................         307,100          13,595,317
                                                                                          ------------
       CONSUMER DURABLES 1.0%
       Briggs & Stratton Corp. ...................................          84,100           6,039,221
       Winnebago Industries Inc. .................................         271,500           8,525,100
                                                                                          ------------
                                                                                            14,564,321
                                                                                          ------------
       CONSUMER SERVICES 7.4%
   (a) Acme Communications Inc. ..................................         164,700             933,849
   (a) Alliance Gaming Corp. .....................................         246,600           2,281,050
   (a) Argosy Gaming Co. .........................................         412,900          16,346,711
   (a) BJ's Restaurant Inc. ......................................         304,600           4,667,995
   (a) Cumulus Media Inc., A .....................................         403,600           6,558,500
   (a) Entravision Communications Corp. ..........................         876,300           7,054,215
       Four Seasons Hotels Inc. (Canada) .........................         287,600          19,447,512
       Jackson Hewitt Tax Service Inc. ...........................         424,100           8,906,100
   (a) La Quinta Corp. ...........................................         774,200           6,232,310
   (a) Panera Bread Co. ..........................................         251,300           8,777,909
   (a) Penn National Gaming Inc. .................................         386,600          16,055,498
   (a) Radio One Inc., D .........................................          97,000           1,424,930
   (a) Red Robin Gourmet Burgers .................................          87,300           3,641,283
                                                                                          ------------
                                                                                           102,327,862
                                                                                          ------------
       DISTRIBUTION SERVICES .3%
   (a) Performance Food Group Co. ................................          95,800           2,228,308
   (a) United Natural Foods Inc. .................................          51,200           1,392,128
                                                                                          ------------
                                                                                             3,620,436
                                                                                          ------------
       ELECTRONIC TECHNOLOGY 20.3%
   (a) Actel Corp. ...............................................         711,500          10,793,455
   (a) Adaptec Inc. ..............................................         881,400           6,874,920
   (a) Advanced Energy Industries Inc. ...........................         629,500           6,206,870
   (a) Avocent Corp. .............................................         370,899          13,204,004
   (a) Catapult Communications Corp. .............................         240,500           5,906,680
   (a) Coherent Inc. .............................................         356,300           8,597,519
   (a) Electro Scientific Industries Inc. ........................         857,500          14,543,200
   (a) Exar Corp. ................................................         797,200          11,973,944


58 | Semiannual Report

FRANKLIN STRATEGIC SERIES

------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP GROWTH FUND II                             SHARES/WARRANTS         VALUE
------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND WARRANTS (CONT.)
       ELECTRONIC TECHNOLOGY (CONT.)
   (a) F5 Networks Inc. ........................................          241,500        $  9,647,925
   (a) FLIR Systems Inc. .......................................          318,700          16,958,027
   (a) FormFactor Inc. .........................................           11,700             274,365
   (a) Integrated Circuit Systems Inc. .........................          918,100          20,703,155
   (a) Integrated Device Technology Inc. .......................          957,500          11,317,650
   (a) ,bIntersil Corp., wts., 11/19/06 ........................          230,271           1,826,970
   (a) Kemet Corp. .............................................          458,300           3,556,408
   (a) Lasercard Corp. .........................................          179,700           1,482,525
   (a) Microtune Inc. ..........................................          811,900           3,580,479
       National Instruments Corp. ..............................          656,502          18,073,500
   (a) Overland Storage Inc. ...................................          307,100           4,425,311
   (a) Pericom Semiconductor Corp. .............................          461,804           4,153,927
   (a) Photon Dynamics Inc. ....................................          233,200           4,267,560
   (a) Semtech Corp. ...........................................        1,182,700          24,694,776
   (a) Silicon Laboratories Inc. ...............................           84,600           2,535,462
       Tektronix Inc. ..........................................          470,200          14,261,166
   (a) Trimble Navigation Ltd. .................................          347,850           9,979,817
   (a) Varian Inc. .............................................          567,400          20,698,752
   (a) Varian Semiconductor Equipment Associates Inc. ..........          634,900          21,973,889
   (a) ViaSat Inc. .............................................          433,500           8,188,815
   (a) Zilog Inc. ..............................................          304,300           1,652,349
                                                                                         ------------
                                                                                          282,353,420
                                                                                         ------------
       ENERGY MINERALS 1.6%
   (a) Denbury Resources Inc. ..................................          241,400           5,986,720
   (a) Petroquest Energy Inc. ..................................          571,100           2,809,812
   (a) Spinnaker Exploration Co. ...............................          428,400          13,674,528
                                                                                         ------------
                                                                                           22,471,060
                                                                                         ------------
       FINANCE 7.6%
       East West Bancorp Inc. ..................................          279,000          11,171,160
       EMC Insurance Group Inc. ................................          231,900           4,577,706
   (a) eSPEED Inc., A ..........................................           76,600             754,510
   (a) Federal Agriculture Mortgage Corp., C ...................          106,500           2,094,855
   (a) Financial Federal Corp. .................................          331,100          12,353,341
       First Niagara Financial Group Inc. ......................          354,100           4,936,154
       First State Bancorp .....................................          234,107           8,263,977
   (a) Franklin Bank Corp. .....................................          187,500           3,093,750
       Greater Bay Bancorp .....................................          450,821          14,085,902
       Greenhill & Co. Inc. ....................................           14,500             326,105
       IPC Holdings Ltd. (Bermuda) .............................          226,300           9,156,098
       Jefferies Group Inc. ....................................          158,900           6,376,657
   (a) NCO Group Inc. ..........................................          507,200          13,567,600
       UCBH Holdings Inc. ......................................          107,400           4,627,866
       Umpqua Holdings Corp. ...................................          437,600          10,887,488
                                                                                         ------------
                                                                                          106,273,169
                                                                                         ------------


                                                          Semiannual Report | 59

FRANKLIN STRATEGIC SERIES

------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP GROWTH FUND II                             SHARES/WARRANTS         VALUE
------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND WARRANTS (CONT.)
       HEALTH SERVICES 7.2%
   (a) Centene Corp. ...........................................           53,600        $  2,542,248
   (a) IDX Systems Corp. .......................................          191,000           6,405,185
   (a) LabOne Inc. .............................................          302,100           9,063,000
   (a) Molina Healthcare Inc. ..................................          189,200           6,966,344
   (a) PAREXEL International Corp. .............................          444,700           8,560,475
   (a) Pharmaceutical Product Development Inc. .................          262,400          11,081,152
   (a) Rehabcare Group Inc. ....................................          364,200           8,362,032
       Select Medical Corp. ....................................          445,800           7,663,302
   (a) Sierra Health Services Inc. .............................          307,100          14,654,812
   (a) Symbion Inc. ............................................          194,900           3,028,746
   (a) United Surgical Partners International Inc. .............          192,300           6,732,423
   (a) VCA Antech Inc. .........................................          670,800          15,039,336
                                                                                         ------------
                                                                                          100,099,055
                                                                                         ------------
       HEALTH TECHNOLOGY 9.3%
   (a) American Medical Systems Holdings Ltd. ..................          510,400          18,935,840
   (a) Angiotech Pharmaceuticals Inc. (Canada) .................          419,900           7,675,772
   (a) CTI Molecular Imaging Inc. ..............................          324,800           2,546,432
   (a) Eyetech Pharmaceuticals Inc. ............................          161,100           6,837,084
   (a) Impax Laboratories Inc. .................................           12,400             183,024
   (a) InterMune Inc. ..........................................          496,200           6,435,714
   (a) Medicines Co. ...........................................          332,500           8,857,800
       Medicis Pharmaceutical Corp., A .........................          176,400           7,174,188
   (a) Merit Medical Systems Inc. ..............................          580,834           6,011,632
   (a) NPS Pharmaceuticals Inc. ................................          383,700           6,553,596
   (a) OSI Pharmaceuticals Inc. ................................          178,800          11,618,424
   (a) Pharmion Corp. ..........................................           95,500           4,388,225
   (a) Salix Pharmaceuticals Ltd. (Canada) .....................           99,200           1,590,176
   (a) Serologicals Corp. ......................................          380,100           8,989,365
   (a) Steris Corp. ............................................          557,900          11,565,267
   (a) Taro Pharmaceutical Industries Ltd. .....................          256,600           6,817,862
   (a) Trimeris Inc. ...........................................          511,935           5,892,372
   (a) Vicuron Pharmaceuticals Inc. ............................          549,500           7,703,990
                                                                                         ------------
                                                                                          129,776,763
                                                                                         ------------
       INDUSTRIAL SERVICES 4.3%
   (a) Cal Dive International Inc. .............................          610,100          21,603,641
   (a) FMC Technologies Inc. ...................................          483,916          14,628,781
       Patterson UTI Energy Inc. ...............................          601,700          11,570,691
   (a) Superior Energy Services Inc. ...........................          592,800           7,641,192
   (a) Waste Connections Inc. ..................................          138,850           4,376,552
                                                                                         ------------
                                                                                           59,820,857
                                                                                         ------------
       NON-ENERGY MINERALS .8%
   (a) Meridian Gold Inc. ......................................          260,100           4,395,690
       Reliance Steel & Aluminum Co. ...........................          186,900           6,414,408
                                                                                         ------------
                                                                                           10,810,098
                                                                                         ------------


60 | Semiannual Report

FRANKLIN STRATEGIC SERIES

------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP GROWTH FUND II                             SHARES/WARRANTS         VALUE
------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND WARRANTS (CONT.)
       PROCESS INDUSTRIES 6.8%
       Cabot Corp. .............................................          446,200        $ 15,206,496
   (a) Cabot Microelectronics Corp. ............................          357,700          12,887,931
   (a) FMC Corp. ...............................................          384,000          16,838,400
   (a) Graftech International Ltd. .............................          745,900           6,907,034
   (a) Headwaters Inc. .........................................          341,700          10,763,550
       Minerals Technologies Inc. ..............................          279,100          16,773,910
       Nova Chemicals Corp. (Canada) ...........................          217,900           8,476,310
   (a) Westlake Chemical Corp. .................................          315,900           7,287,813
                                                                                         ------------
                                                                                           95,141,444
                                                                                         ------------
       PRODUCER MANUFACTURING 6.7%
       Ametek Inc. .............................................          247,300           8,141,116
       C&D Technologies Inc. ...................................          212,300           3,800,170
       Crane Co. ...............................................          232,300           6,474,201
   (a) CUNO Inc. ...............................................          149,200           8,579,000
   (a) Flowserve Corp. .........................................          666,700          14,387,386
       The Manitowoc Co. Inc. ..................................          211,300           7,458,890
   (a) Mettler-Toledo International Inc. (Switzerland) .........          394,100          18,877,390
       Oshkosh Truck Corp. .....................................          190,600          11,226,340
       Roper Industries Inc. ...................................          122,700           7,565,682
   (a) Wilson Greatbatch Technologies Inc. .....................          361,000           6,118,950
                                                                                         ------------
                                                                                           92,629,125
                                                                                         ------------
       REAL ESTATE DEVELOPMENT 1.4%
   (a) Jones Lang LaSalle Inc. .................................          592,200          18,950,400
                                                                                         ------------
       RETAIL TRADE 5.5%
   (a) Casual Male Retail Group Inc. ...........................          465,300           2,338,132
   (a) Cost Plus Inc. ..........................................          360,300          11,637,690
       The Finish Line Inc., A .................................          123,300           4,269,879
       Fred's Inc. .............................................          407,450           7,142,599
   (a) Hot Topic Inc. ..........................................          518,900          10,668,584
   (a) J. Jill Group Inc. ......................................          346,200           6,086,196
       Regis Corp. .............................................          197,200           8,440,160
   (a) Tractor Supply Co. ......................................          299,500          10,865,860
   (a) Tuesday Morning Corp. ...................................          445,600          14,544,384
                                                                                         ------------
                                                                                           75,993,484
                                                                                         ------------
       TECHNOLOGY SERVICES 10.0%
   (a) Ask Jeeves Inc. .........................................          299,500           7,721,110
   (a) Aspen Technology Inc. ...................................          384,012           2,307,912
   (a) BearingPoint Inc. .......................................          961,400           8,364,180
   (a) Borland Software Corp. ..................................          651,600           6,672,384
   (a) Entrust Inc. ............................................        1,543,900           5,094,870
   (a) FileNET Corp. ...........................................          523,000          14,555,090
       Global Payments Inc. ....................................          365,000          19,987,400
   (a) Hyperion Solutions Corp. ................................          226,800           9,101,484
       Jack Henry & Associates Inc. ............................          364,800           6,799,872


                                                          Semiannual Report | 61

FRANKLIN STRATEGIC SERIES

------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP GROWTH FUND II                             SHARES/WARRANTS         VALUE
------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND WARRANTS (CONT.)
       TECHNOLOGY SERVICES (CONT.)
   (a) Lawson Software Inc. ....................................        1,059,800      $    6,062,056
   (a) Macromedia Inc. .........................................          631,900          17,149,766
   (a) NetIQ Corp. .............................................          745,400           9,451,672
   (a) Quest Software Inc. .....................................          645,300           9,466,551
   (a) RSA Security Inc. .......................................          367,300           7,514,958
   (a) Verity Inc. .............................................          633,900           8,189,988
                                                                                       --------------
                                                                                          138,439,293
                                                                                       --------------
       TRANSPORTATION 4.1%
   (a) Forward Air Corp. .......................................          572,900          23,586,293
   (a) Knight Transportation Inc. ..............................          499,600          11,735,604
   (a) Landstar System Inc. ....................................          330,300          22,440,582
                                                                                       --------------
                                                                                           57,762,479
                                                                                       --------------
       TOTAL COMMON STOCKS AND WARRANTS (COST $1,138,262,991) ..                        1,372,215,555
                                                                                       --------------
       SHORT TERM INVESTMENT (COST $33,058,479) 2.4%
       MONEY FUND
   (c) Franklin Institutional Fiduciary Trust Money Market
         Portfolio .............................................       33,058,479          33,058,479
                                                                                       --------------
       TOTAL INVESTMENTS (COST $1,171,321,470) 101.1% ..........                        1,405,274,034
                                                                                       --------------
       OTHER ASSETS, LESS LIABILITIES (1.1)% ...................                          (15,053,227)
                                                                                       --------------
       NET ASSETS 100.0% .......................................                       $1,390,220,807
                                                                                       ==============

(a)   Non-income producing.

(b)   See Note 7 regarding restricted securities.

(c) See Note 9 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.


62 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN SMALL-MID CAP GROWTH FUND

                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED
                                       OCTOBER 31,
                                          2004                                       YEAR ENDED APRIL 30,
CLASS A                                (UNAUDITED)              2004            2003           2002           2001          2000
                                       ------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of period   $     29.69       $     23.14     $     28.85    $     34.15    $     45.48    $     24.65
                                       ------------------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a) ...         (.07)             (.14)           (.09)          (.06)           .12            .09

  Net realized and unrealized gains
    (losses) ........................         1.65              6.69           (5.62)         (5.16)        (10.98)         21.04
                                       ------------------------------------------------------------------------------------------
Total from investment operations ....         1.58              6.55           (5.71)         (5.22)        (10.86)         21.13
                                       ------------------------------------------------------------------------------------------
Less distributions from:

  Net investment income .............           --                --              --           (.08)          (.24)          (.04)

  Net realized gains ................           --                --              --             --           (.23)          (.26)
                                       ------------------------------------------------------------------------------------------
Total distributions .................           --                --              --           (.08)          (.47)          (.30)
                                       ------------------------------------------------------------------------------------------
Redemption fees .....................           --(c)             --(c)           --             --             --             --
                                       ------------------------------------------------------------------------------------------
Net asset value, end of period ......  $     31.27       $     29.69     $     23.14    $     28.85    $     34.15    $     45.48
                                       ==========================================================================================

Total return(b) .....................         5.32%            28.31%         (19.79)%       (15.28)%       (24.00)%        85.97%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...  $ 7,190,299       $ 7,355,269     $ 5,791,141    $ 7,784,125    $ 9,606,125    $11,199,559

Ratios to average net assets:

  Expenses ..........................          .98%(d)           .98%           1.02%           .89%           .86%           .85%

  Net investment income (loss) ......         (.46)%(d)         (.51)%          (.41)%         (.18)%           29%            24%

Portfolio turnover rate .............        17.23%            52.84%          36.47%         47.38%         27.23%         24.67%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 63

FRANKLIN STRATEGIC SERIES

FRANKLIN SMALL-MID CAP GROWTH FUND (CONTINUED)

                                           -----------------------------------------
                                           SIX MONTHS
                                              ENDED
                                           OCTOBER 31,
                                              2004           YEAR ENDED APRIL 30,
CLASS B                                    (UNAUDITED)           2004       2003(e)
                                           -----------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of period ..      $  29.28        $  23.00      $  24.33
                                           ----------------------------------------
Income from investment operations:

  Net investment income (loss)(a) .....          (.18)           (.36)         (.23)

  Net realized and unrealized gains
    (losses) ..........................          1.62            6.64         (1.10)
                                           ----------------------------------------
Total from investment operations ......          1.44            6.28         (1.33)
                                           ----------------------------------------
Redemption fees .......................            --(c)           --(c)         --
                                           ----------------------------------------
Net asset value, end of period ........      $  30.72        $  29.28      $  23.00
                                           ========================================
Total return(b) .......................          4.92%          27.30%        (5.47)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....      $ 30,095        $ 26,161      $  7,601

Ratios to average net assets:

  Expenses ............................          1.73%(d)        1.73%         1.77%(d)

  Net investment income (loss) ........         (1.21)%(d)      (1.26)%       (1.16)%(d)

Portfolio turnover rate ...............         17.23%          52.84%        36.47%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.

(e)   For the period July 1, 2002 (effective date) to April 30, 2003.


64 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN SMALL-MID CAP GROWTH FUND (CONTINUED)

                                         --------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED
                                         OCTOBER 31,
                                            2004                               YEAR ENDED APRIL 30,
CLASS C                                  (UNAUDITED)         2004         2003           2002              2001            2000
                                         --------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of period      $  28.49       $  22.37     $  28.09       $  33.41       $     44.58     $     24.32
                                         --------------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a) ...         (.15)          (.34)        (.26)          (.27)             (.19)           (.19)

  Net realized and unrealized gains
    (losses) ........................         1.58           6.46        (5.46)         (5.05)           (10.75)          20.71
                                         --------------------------------------------------------------------------------------
Total from investment operations ....         1.43           6.12        (5.72)         (5.32)           (10.94)          20.52
                                         --------------------------------------------------------------------------------------
Less distributions from net realized
  gains .............................           --             --           --             --              (.23)           (.26)
                                         --------------------------------------------------------------------------------------
Redemption fees .....................           --(c)          --(c)        --             --                --              --
                                         --------------------------------------------------------------------------------------
Net asset value, end of period ......     $  29.92       $  28.49     $  22.37       $  28.09       $     33.41     $     44.58
                                         ======================================================================================

Total return(b) .....................         5.02%         27.36%      (20.36)%       (15.92)%          (24.61)%         84.58%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...     $725,342       $762,602     $639,524       $948,940       $ 1,263,169     $ 1,667,870

Ratios to average net assets:

  Expenses ..........................         1.57%(d)       1.71%        1.77%          1.64%             1.61%           1.60%

  Net investment income (loss) ......        (1.05)%(d)     (1.24)%      (1.16)%         (.92)%            (.45)%          (.52)%

Portfolio turnover rate .............        17.23%         52.84%       36.47%         47.38%            27.23%          24.67%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 65

FRANKLIN STRATEGIC SERIES

FRANKLIN SMALL-MID CAP GROWTH FUND (CONTINUED)


                                          ---------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                          OCTOBER 31,
                                             2004                YEAR ENDED APRIL 30,
CLASS R                                   (UNAUDITED)        2004         2003        2002(e)
                                          ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of period ..     $ 29.50       $ 23.06       $ 28.81       $ 31.16
                                          ---------------------------------------------------

Income from investment operations:

  Net investment income (loss)(a) .....        (.11)         (.22)         (.17)         (.12)

  Net realized and unrealized gains
    (losses) ..........................        1.65          6.66         (5.58)        (2.23)
                                          ---------------------------------------------------
Total from investment operations ......        1.54          6.44         (5.75)        (2.35)
                                          ---------------------------------------------------
Redemption fees .......................          --(c)         --(c)         --            --
                                          ---------------------------------------------------
Net asset value, end of period ........     $ 31.04       $ 29.50       $ 23.06       $ 28.81
                                          ===================================================

Total return(b) .......................        5.22%        27.93%       (19.96)%       (7.54)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....     $49,683       $41,404       $15,309       $ 1,253

Ratios to average net assets:

  Expenses ............................        1.23%(d)      1.23%         1.27%         1.14%(d)

  Net investment income (loss) ........        (.71)%(d)     (.76)%        (.66)%       (1.26)%(d)

Portfolio turnover rate ...............       17.23%        52.84%        36.47%        47.38%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.

(e)   For the period January 1, 2002 (effective date) to April 30, 2002.


66 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN SMALL-MID CAP GROWTH FUND (CONTINUED)

                                         -------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED
                                         OCTOBER 31,
                                            2004                               YEAR ENDED APRIL 30,
ADVISOR CLASS                            (UNAUDITED)        2004          2003          2002          2001          2000
                                         -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of period .    $  29.99      $  23.32      $  29.00      $  34.37      $  45.74      $  24.73
                                         -------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a) ....        (.03)         (.07)         (.04)          .02           .23           .18

  Net realized and unrealized gains
    (losses) .........................        1.67          6.74         (5.64)        (5.20)       (11.06)        21.15
                                         -------------------------------------------------------------------------------
Total from investment operations .....        1.64          6.67         (5.68)        (5.18)       (10.83)        21.33
                                         -------------------------------------------------------------------------------
Less distributions from:

Net investment income ................          --            --            --          (.19)         (.31)         (.06)

Net realized gains ...................          --            --            --            --          (.23)         (.26)
                                         -------------------------------------------------------------------------------
Total distributions ..................          --            --            --          (.19)         (.54)         (.32)
                                         -------------------------------------------------------------------------------
Redemption fees ......................          --(c)         --(c)         --            --            --            --
                                         -------------------------------------------------------------------------------
Net asset value, end of period .......    $  31.63      $  29.99      $  23.32      $  29.00      $  34.37      $  45.74
                                         ===============================================================================

Total return(b) ......................        5.47%        28.60%       (19.59)%      (15.10)%      (23.83)%       86.43%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....    $305,004      $320,154      $266,723      $321,921      $357,832      $436,864

Ratios to average net assets:

  Expenses ...........................         .73%(d)       .73%          .77%          .64%          .61%          .60%

  Net investment income (loss) .......        (.21)%(d)     (.26)%        (.16)%         .05%          .54%          .49%

Portfolio turnover rate ..............       17.23%        52.84%        36.47%        47.38%        27.23%        24.67%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 67

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                             SHARES          VALUE
-----------------------------------------------------------------------------------------------
        COMMON STOCKS 97.0%
        COMMERCIAL SERVICES 4.2%
        Corporate Executive Board Co. ............................      559,800    $ 35,631,270
(a),(b) Dex Media Inc. ...........................................    2,500,000      53,000,000
    (a) Interpublic Group of Cos. Inc. ...........................    1,754,300      21,507,718
(a),(b) Iron Mountain Inc. .......................................    2,093,100      69,176,955
        Moody's Corp. ............................................    1,358,600     105,712,667
        Robert Half International Inc. ...........................    2,269,400      60,207,182
                                                                                   ------------
                                                                                    345,235,792
                                                                                   ------------
        CONSUMER DURABLES .7%
(a),(b) NVR Inc. .................................................       97,000      60,819,000
                                                                                   ------------
        CONSUMER NON-DURABLES 1.1%
    (a) Dean Foods Inc. ..........................................    1,700,000      50,745,000
(a),(b) NBTY Inc. ................................................    1,477,500      40,690,350
                                                                                   ------------
                                                                                     91,435,350
                                                                                   ------------
        CONSUMER SERVICES 3.9%
(a),(b) Apollo Group Inc., A .....................................      417,222      27,536,652
        Dow Jones & Co. Inc. .....................................    1,382,200      61,162,350
    (a) Dreamworks Animation Inc., A .............................      170,500       6,658,025
(a),(b) Entercom Communications Corp. ............................      683,000      22,675,600
    (a) Entravision Communications Corp. .........................    2,801,300      22,550,465
(a),(c) Foveon Inc., 144A ........................................    1,792,573      13,999,995
    (a) Univision Communications Inc., A .........................    2,182,105      67,557,971
(a),(b) Weight Watchers International Inc. .......................    1,583,800      56,890,096
(a),(b) Wynn Resorts Ltd. ........................................      258,000      15,002,700
(a),(b) XM Satellite Radio Holdings Inc., A ......................      900,700      29,110,624
                                                                                   ------------
                                                                                    323,144,478
                                                                                   ------------
        ELECTRONIC TECHNOLOGY 20.9%
        ADTRAN Inc. ..............................................      749,800      16,195,680
(a),(b) Advanced Energy Industries Inc. ..........................      743,800       7,333,868
    (a) Altera Corp. .............................................    2,923,900      66,460,247
(a),(b) ASML Holding NV, N.Y. shs. (Netherlands) .................      300,700       4,284,975
(a),(b) Avaya Inc. ...............................................    7,141,200     102,833,280
(a),(b) Avocent Corp. ............................................    1,242,236      44,223,602
    (a) Coherent Inc. ............................................    1,250,000      30,162,500
    (a) Comverse Technology Inc. .................................    1,205,100      24,873,264
        Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)    3,283,600      87,146,744
    (a) EMCORE Corp. .............................................    1,569,500       2,322,860
(a),(b) F5 Networks Inc. .........................................      525,300      20,985,735
(a),(b) FormFactor Inc. ..........................................      696,900      16,342,305
    (a) Integrated Circuit Systems Inc. ..........................    1,874,600      42,272,230
        Intersil Corp., A ........................................    3,616,700      59,024,544
        L-3 Communications Holdings Inc. .........................    1,716,200     113,149,066
(a),(b) Lam Research Corp. .......................................    3,915,000     101,907,450
        Linear Technology Corp. ..................................    2,130,000      80,684,400
        Microchip Technology Inc. ................................    2,313,900      69,995,475


68 | Semiannual Report

FRANKLIN STRATEGIC SERIES

-------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                             SHARES           VALUE
-------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        ELECTRONIC TECHNOLOGY (CONT.)
    (a) Network Appliance Inc. ...................................     2,772,000   $   67,830,840
(a),(b) Research in Motion Ltd. (Canada) .........................       731,400       64,509,480
        Rockwell Automation Inc. .................................     2,171,400       90,525,666
    (b) Rockwell Collins Inc. ....................................     2,309,800       81,928,606
(a),(b) Semtech Corp. ............................................     2,481,200       51,807,456
    (a) Sigmatel Inc. ............................................       953,600       28,131,200
(a),(b) Silicon Laboratories Inc. ................................       911,400       27,314,658
    (a) Spirent PLC (United Kingdom) .............................    11,716,245       13,777,486
    (d) Tektronix Inc. ...........................................     5,145,100      156,050,883
    (a) Thermo Electron Corp. ....................................     5,807,300      168,411,700
    (a) Trimble Navigation Ltd. ..................................       932,550       26,754,859
    (a) Varian Inc. ..............................................     1,044,300       38,096,064
(a),(b) Varian Semiconductor Equipment Associates Inc. ...........       782,000       27,065,020
                                                                                   --------------
                                                                                    1,732,402,143
                                                                                   --------------
        ENERGY MINERALS 2.7%
        Chesapeake Energy Corp. ..................................     2,824,800       45,422,784
    (a) Newfield Exploration Co. .................................     1,663,600       96,821,520
        Peabody Energy Corp. .....................................     1,333,500       85,050,630
                                                                                   --------------
                                                                                      227,294,934
                                                                                   --------------
        FINANCE 11.1%
    (a) Ameritrade Holding Corp. .................................     7,420,800       96,618,816
        Assurant Inc. ............................................     1,034,700       27,916,206
    (b) Blackrock Inc. ...........................................       352,000       25,872,000
    (b) Boston Private Financial Holdings Inc. ...................       322,000        7,921,200
(a),(b) CapitalSource Inc. .......................................     3,854,550       86,341,920
    (b) Chicago Mercantile Exchange ..............................       246,900       43,387,737
        City National Corp. ......................................       657,800       45,322,420
    (b) Commerce Bancorp Inc. ....................................       819,800       48,564,952
    (b) Cullen/Frost Bankers Inc. ................................       680,100       33,324,900
    (a) E*TRADE Financial Corp. ..................................     7,323,200       94,469,280
        East West Bancorp Inc. ...................................       853,200       34,162,128
        Federated Investors Inc., B ..............................     3,383,400       98,084,766
        Fulton Financial Corp. ...................................       909,000       19,507,140
    (b) Investors Financial Services Corp. .......................     1,087,800       41,869,422
    (b) Montpelier Re Holdings Ltd. (Bermuda) ....................     1,928,400       71,871,468
(a),(b) Providian Financial Corp. ................................     6,139,000       95,461,450
        UCBH Holdings Inc. .......................................       966,400       41,642,176
    (b) White Mountains Insurance Group Inc. .....................        17,870        9,117,274
                                                                                   --------------
                                                                                      921,455,255
                                                                                   --------------
        HEALTH SERVICES 4.3%
    (a) Community Health Systems Inc. ............................     1,693,300       45,414,306
    (a) Coventry Health Care Inc. ................................     2,175,550       88,979,995
    (a) Davita Inc. ..............................................       458,700       13,586,694
    (a) Express Scripts Inc. .....................................       292,800       18,739,200


                                                          Semiannual Report | 69

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------
            FRANKLIN SMALL-MID CAP GROWTH FUND                            SHARES               VALUE
--------------------------------------------------------------------------------------------------------
            COMMON STOCKS (CONT.)
            HEALTH SERVICES (CONT.)
    (a),(b) Health Net Inc., A ..................................        3,312,100        $   80,351,546
    (a),(b) Molina Healthcare Inc. ..............................          784,700            28,892,654
    (a),(b) Pharmaceutical Product Development Inc. .............        1,304,200            55,076,366
        (a) VCA Antech Inc. .....................................        1,300,600            29,159,452
                                                                                          --------------
                                                                                             360,200,213
                                                                                          --------------
            HEALTH TECHNOLOGY 14.6%
    (a),(b) Adolor Corp. ........................................        1,000,000            11,840,000
    (a),(b) Advanced Neuromodulation Systems Inc. ...............          331,100            10,538,913
        (a) American Medical Systems Holdings Ltd. ..............          847,900            31,457,090
    (a),(b) Amylin Pharmaceuticals Inc. .........................          797,000            16,976,100
        (a) Angiotech Pharmaceuticals Inc. (Canada) .............        1,338,600            24,469,608
        (a) Bio-Rad Laboratories Inc., A ........................          234,600            12,203,892
            C.R. Bard Inc. ......................................        1,070,400            60,798,720
    (a),(b) Celgene Corp. .......................................        1,672,400            49,536,488
    (a),(b) CTI Molecular Imaging Inc. ..........................          569,000             4,460,960
        (a) Cytyc Corp. .........................................        2,436,000            63,555,240
            Dentsply International Inc. .........................        1,296,900            67,451,769
    (a),(b) Exelixis Inc. .......................................        1,016,600             9,047,740
    (a),(b) Eyetech Pharmaceuticals Inc. ........................          416,500            17,676,260
    (a),(b) Fisher Scientific International Inc. ................        1,856,100           106,465,896
    (a),(b) INAMED Corp. ........................................          764,500            40,633,175
    (a),(b) InterMune Inc. ......................................          349,084             4,527,620
    (a),(b) Invitrogen Corp. ....................................          621,900            36,008,010
    (a),(b) Medicines Co. .......................................          781,200            20,811,168
        (a) MGI Pharma Inc. .....................................          875,300            23,344,251
    (a),(b) Millennium Pharmaceuticals Inc. .....................        1,637,697            21,257,307
    (a),(b) Neurocrine Biosciences Inc. .........................          200,000             9,310,000
    (a),(b) NPS Pharmaceuticals Inc. ............................          740,300            12,644,324
    (a),(b) OSI Pharmaceuticals Inc. ............................          831,700            54,043,866
            Pall Corp. ..........................................        5,281,700           136,584,762
    (a),(b) Pharmion Corp. ......................................          332,200            15,264,590
        (a) Protein Design Labs Inc. ............................        1,630,600            31,225,990
            Shire Pharmaceuticals Group PLC, ADR (United Kingdom)          438,600            12,456,240
(a),(b),(d) Stereotaxis Inc. ....................................        1,463,200            13,710,184
    (a),(b) Tanox Inc. ..........................................          400,000             6,280,000
    (a),(b) Telik Inc. ..........................................          345,500             6,374,475
    (a),(b) Trimeris Inc. .......................................          321,600             3,701,616
        (a) Varian Medical Systems Inc. .........................        2,905,200           116,643,780
    (a),(b) Vicuron Pharmaceuticals Inc. ........................          639,000             8,958,780
        (a) Waters Corp. ........................................        2,508,900           103,592,481
        (a) Watson Pharmaceuticals Inc. .........................        1,640,000            45,969,200
                                                                                          --------------
                                                                                           1,209,820,495
                                                                                          --------------
            INDUSTRIAL SERVICES 4.0%
    (a),(b) Allied Waste Industries Inc. ........................        4,740,100            38,679,216
        (a) Core Laboratories NV (Netherlands) ..................          900,000            22,320,000


70 | Semiannual Report

FRANKLIN STRATEGIC SERIES

-----------------------------------------------------------------------------------------------
            FRANKLIN SMALL-MID CAP GROWTH FUND                     SHARES              VALUE
-----------------------------------------------------------------------------------------------
            COMMON STOCKS (CONT.)
            INDUSTRIAL SERVICES (CONT.)
            GlobalSantaFe Corp. (Cayman Islands) ...........        892,400        $ 26,325,800
        (a) Grey Wolf Inc. .................................      6,986,700          36,191,106
        (a) Oil States International Inc. ..................        276,000           5,067,360
        (a) Rowan Cos. Inc. ................................      1,963,200          50,120,496
        (a) Varco International Inc. .......................      3,363,681          93,106,690
    (a),(b) Waste Connections Inc. .........................      1,850,850          58,338,792
                                                                                   ------------
                                                                                    330,149,460
                                                                                   ------------
              PROCESS INDUSTRIES 4.6%
              Bunge Ltd. ...................................      3,431,200         163,771,176
        (d) Cabot Corp. ....................................      3,232,600         110,167,008
        (b) Lyondell Chemical Co. ..........................        969,700          22,283,706
            Valspar Corp. ..................................      1,811,700          84,533,922
                                                                                   ------------
                                                                                    380,755,812
                                                                                   ------------
            PRODUCER MANUFACTURING 5.7%
            Autoliv Inc. (Sweden) ..........................      2,038,600          87,150,150
            Borg Warner Inc. ...............................      2,034,000          94,336,920
        (b) Gentex Corp. ...................................      2,142,700          70,730,527
            Gibraltar Industries Inc. ......................        968,100          33,893,181
(a),(b),(d) Mettler-Toledo International Inc. (Switzerland)       2,334,600         111,827,340
    (a),(c) Mirapoint Inc., 144A ...........................        682,128                  --
            Oshkosh Truck Corp. ............................        495,800          29,202,620
            Pentair Inc. ...................................      1,258,800          47,053,944
                                                                                   ------------
                                                                                    474,194,682
                                                                                   ------------
            RETAIL TRADE 5.3%
    (a),(b) Advance Auto Parts Inc. ........................      1,162,400          45,473,088
        (a) AutoZone Inc. ..................................        738,200          60,392,142
        (a) Chico's FAS Inc. ...............................      1,141,800          45,706,254
            Dollar General Corp. ...........................      3,051,800          58,747,150
    (a),(b) Dollar Tree Stores Inc. ........................      2,340,000          67,626,000
    (a),(d) Gymboree Corp. .................................      2,323,000          28,108,300
        (b) Ross Stores Inc. ...............................      1,718,500          45,144,995
        (b) Tiffany & Co. ..................................      1,292,100          37,897,293
        (a) Tuesday Morning Corp. ..........................      1,582,200          51,643,008
                                                                                   ------------
                                                                                    440,738,230
                                                                                   ------------
            TECHNOLOGY SERVICES 11.0%
            Adobe Systems Inc. .............................      1,125,000          63,033,750
        (a) Affiliated Computer Services Inc., A ...........      1,222,017          66,661,027
        (a) Amdocs Ltd. ....................................      3,257,500          81,926,125
        (a) Anteon International Corp. .....................        149,500           5,875,350
    (a),(b) Ask Jeeves Inc. ................................      1,475,500          38,038,390


                                                          Semiannual Report | 71

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                       SHARES               VALUE
--------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        TECHNOLOGY SERVICES (CONT.)
(a),(b) CNET Networks Inc. ..........................................            2,163,200      $   17,673,344
    (a) Cognizant Technology Solutions Corp., A .....................            4,003,000         136,102,000
    (a) Cognos Inc. (Canada) ........................................              600,000          23,706,000
        Fair Isaac Inc. .............................................            1,173,500          35,439,700
    (a) FileNET Corp. ..............................................              803,100          22,350,273
(a),(b) Hewitt Associates Inc. ......................................            1,592,400          44,634,972
    (a) Hyperion Solutions Corp. ....................................            1,633,500          65,552,355
(a),(b) InfoSpace Inc. ..............................................              586,800          30,807,000
(a),(b) McAfee Inc. .................................................            1,311,100          31,728,620
(a),(b) Mercury Interactive Corp. ...................................              996,300          43,269,309
(a),(b) NAVTEQ Corp. ................................................            1,135,600          45,776,036
    (a) Nuance Communications Inc. ..................................            1,348,700           5,435,261
(a),(b) Quest Software Inc. .........................................            1,728,000          25,349,760
(a),(b) Red Hat Inc. ................................................            1,554,600          19,961,064
    (a) Retek Inc. ..................................................            1,317,900           7,274,808
(a),(b) RSA Security Inc. ...........................................            2,418,600          49,484,556
(a),(b) Salesforce.com Inc. .........................................              117,800           2,393,696
(a),(b) VeriSign Inc. ...............................................            1,288,600          34,573,138
    (a) Verity Inc. .................................................            1,541,000          19,909,720
                                                                                                --------------
                                                                                                   916,956,254
                                                                                                --------------
        TRANSPORTATION 2.9%
    (b) C.H. Robinson Worldwide Inc. ................................            1,995,600         107,642,664
    (b) Expeditors International of Washington Inc. .................            1,486,800          84,896,280
        J.B. Hunt Transport Services Inc. ...........................            1,238,600          50,609,196
                                                                                                --------------
                                                                                                   243,148,140
                                                                                                --------------
        TOTAL COMMON STOCKS (COST $6,649,421,911) ...................                            8,057,750,238
                                                                                                --------------
        PREFERRED STOCKS
        ELECTRONIC TECHNOLOGY
(a),(c) Anda Networks, cvt. pfd., D .................................              364,431                  --
(a),(c) Kestrel Solutions, cvt. pfd., D .............................              239,831                  --
                                                                                                --------------
                                                                                                            --
                                                                                                --------------
        TOTAL PREFERRED STOCKS (COST $8,124,998) ....................                                       --
                                                                                                --------------

        TOTAL LONG TERM INVESTMENTS (COST $6,657,546,909) ...........                            8,057,750,238
                                                                                                --------------
        SHORT TERM INVESTMENTS 8.8%
        MONEY FUND (COST $180,665,606) 2.2%
    (e) Franklin Institutional Fiduciary Trust Money Market Portfolio          180,665,606         180,665,606
                                                                                                --------------


72 | Semiannual Report

FRANKLIN STRATEGIC SERIES

------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
        REPURCHASE AGREEMENTS 6.6%
    (f) Joint Repurchase Agreement, 1.817%, 11/01/04 (Maturity Value $69,498,704) .......    $   69,488,184    $    69,488,184
          ABN AMRO Bank, N.V., New York Branch (Maturity Value $6,443,225)
          Banc of America Securities LLC (Maturity Value $6,443,225)
          Barclays Capital Inc. (Maturity Value $6,443,225)
          Bear, Stearns & Co. Inc. (Maturity Value $3,437,404)
          BNP Paribas Securities Corp. (Maturity Value $6,443,225)
          Credit Suisse First Boston LLC (Maturity Value $1,718,703)
          Deutsche Bank Securities Inc. (Maturity Value $6,443,225)
          Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $6,443,225)
          Greenwich Capital Markets Inc. (Maturity Value $6,443,225)
          Lehman Brothers Inc. (Maturity Value $6,353,572)
          Morgan Stanley & Co. Inc. (Maturity Value $6,443,225)
          UBS Securities LLC (Maturity Value $6,443,225)
            Collateralized by U.S. Government Agency Securities, 0.00 - 7.00%,
              11/12/04 - 9/15/09; hU.S. Treasury Bills, 1/13/05; and U.S. Treasury Notes,
              1.625 - 6.75%, 12/31/04 - 9/15/09
(f),(g) Barclays Capital Inc., 1.87%, 11/01/04 (Maturity Value $100,015,583) ............       100,000,000        100,000,000
           Collateralized by U.S. Government Agency Securities, 0.00 - 6.625%,
              12/08/04 - 2/15/31
(f),(g) Bear, Stearns & Co. Inc., 1.88%, 11/01/04 (Maturity Value $100,015,667) .........       100,000,000        100,000,000

           Collateralized by U.S. Government Agency Securities, 0.00 - 12.00%,
              11/15/04 - 4/15/32
(f),(g) Goldman, Sachs & Co., 1.88%, 11/01/04 (Maturity Value $66,556,426) ..............        66,546,000         66,546,000
           Collateralized by U.S. Government Agency Securities, 3.112 - 9.00%,
              7/01/08 - 9/01/39
(f),(g) J. P. Morgan Securities, Inc., 1.88%, 11/01/04 (Maturity Value $29,683,650) .....        29,679,000         29,679,000
           Collateralized by U.S. Government Agency Securities, 2.375 - 7.125%,
              7/15/05 - 1/15/30
(f),(g) Merrill Lynch Government Securities Inc., 1.87%, 11/01/04
         (Maturity Value $80,012,467) ...................................................        80,000,000         80,000,000
           Collateralized by U.S. Government Agency Securities, 0.00 - 7.415%,
              11/01/04 - 11/15/30
(f),(g) Morgan Stanley & Co. Inc., 1.89%, 11/01/04 (Maturity Value $100,015,750) ........       100,000,000        100,000,000
           Collateralized by U.S. Government Agency Securities, 3.06 - 7.01%,
              12/01/06 - 9/01/34
                                                                                                               ---------------
        TOTAL REPURCHASE AGREEMENTS (COST $545,713,184) .................................                          545,713,184
                                                                                                               ---------------
        TOTAL INVESTMENTS (COST $7,383,925,699) 105.8% ..................................                        8,784,129,028
        OTHER ASSETS, LESS LIABILITIES (5.8)% ...........................................                         (483,706,113)
                                                                                                               ---------------
        NET ASSETS 100.0% ...............................................................                      $ 8,300,422,915
                                                                                                               ===============

(a)   Non-income producing.

(b)   Security on loan. See Note 1(f).

(c)   See Note 7 regarding restricted securities.

(d)   See Note 8 regarding holdings of 5% voting securities.

(e) See Note 9 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

(f)   See Note 1(c) regarding repurchase agreements.

(g) Investments from cash collateral received for loaned securities. See Note 1(f).

(h)   Security is traded on a discount basis with a zero coupon.


                     Semiannual Report | See notes to financial statements. | 73

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2004 (unaudited)

                                                  -------------------------------------------------------------------------
                                                    FRANKLIN           FRANKLIN            FRANKLIN            FRANKLIN
                                                   AGGRESSIVE          FLEX CAP            SMALL CAP         SMALL-MID CAP
                                                   GROWTH FUND        GROWTH FUND       GROWTH FUND II        GROWTH FUND
                                                  -------------------------------------------------------------------------
Assets:
  Investments in securities:
    Cost - Unaffiliated issuers ..............    $ 123,839,636     $ 1,347,110,900     $ 1,138,262,991     $ 6,845,428,805
    Cost - Non-controlled affiliated issuers
      (Note 8) ...............................               --                  --                  --         357,831,288
    Cost - Sweep Money Fund (Note 9) .........       12,681,026         130,327,829          33,058,479         180,665,606
                                                  =========================================================================
    Value - Unaffiliated issuers(a) ..........      147,112,440       1,869,121,845       1,372,215,555       8,183,599,707
    Value - Non-controlled affiliated
      issuers(a) (Note 8) ....................               --                  --                  --         419,863,715
    Value - Sweep Money Fund (Note 9) ........       12,681,026         130,327,829          33,058,479         180,665,606
  Cash .......................................               --                  --                  --              16,919
  Receivables:
    Investment securities sold ...............        4,215,320          26,839,103           4,471,466          49,427,374
    Capital shares sold ......................           56,936           2,901,018           3,093,029           7,163,350
    Dividends ................................           13,592             393,282              52,911           1,735,514
                                                  -------------------------------------------------------------------------
        Total assets .........................      164,079,314       2,029,583,077       1,412,891,440       8,842,472,185
                                                  -------------------------------------------------------------------------
 Liabilities:
  Payables:
    Investment securities purchased ..........        5,619,164          32,767,228          16,513,154          38,277,231
    Capital shares redeemed ..................          523,094           3,857,214           4,277,916          18,406,827
    Affiliates ...............................          202,732           1,694,132           1,354,863           5,989,109
    Payable upon return of securities loaned .               --          25,617,000                  --         476,225,000
  Other liabilities ..........................          103,202             560,288             524,700           3,151,103
                                                  -------------------------------------------------------------------------
        Total liabilities ....................        6,448,192          64,495,862          22,670,633         542,049,270
                                                  -------------------------------------------------------------------------
          Net assets, at value ...............    $ 157,631,122     $ 1,965,087,215     $ 1,390,220,807     $ 8,300,422,915
                                                  =========================================================================
 Net assets consist of:
  Undistributed net investment income (loss) .    $  (1,099,118)    $    (5,662,655)    $    (6,751,613)    $   (21,241,191)
  Net unrealized appreciation (depreciation) .       23,272,804         522,010,945         233,952,564       1,400,203,329
  Accumulated net realized gain (loss) .......     (188,907,691)       (453,267,562)       (195,277,355)     (1,170,200,886)
  Capital shares .............................      324,365,127       1,902,006,487       1,358,297,211       8,091,661,663
                                                  -------------------------------------------------------------------------
          Net assets, at value ...............    $ 157,631,122     $ 1,965,087,215     $ 1,390,220,807     $ 8,300,422,915
                                                  =========================================================================

(a) The Franklin Flex Cap Growth Fund and the Franklin Small-Mid Cap Growth Fund include $24,031,411 and $457,594,235 of securities loaned, respectively. See Note 1(f).


74 |See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2004 (unaudited)

                                                ---------------------------------------------------------------
                                                 FRANKLIN        FRANKLIN        FRANKLIN          FRANKLIN
                                                AGGRESSIVE       FLEX CAP        SMALL CAP       SMALL-MID CAP
                                                GROWTH FUND     GROWTH FUND    GROWTH FUND II     GROWTH FUND
                                                ---------------------------------------------------------------
CLASS A:
  Net assets, at value .....................    $85,545,631    $1,466,910,374    $851,643,755    $7,190,298,850
                                                ---------------------------------------------------------------
  Shares outstanding .......................      6,399,696        41,930,635      78,661,542       229,907,578
                                                ---------------------------------------------------------------
  Net asset value per share(a) .............    $     13.37    $        34.98    $      10.83    $        31.27
                                                ---------------------------------------------------------------
  Maximum offering price per share
    (net asset value per share / 94.25%) ...    $     14.19    $        37.11    $      11.49    $        33.18
                                                ---------------------------------------------------------------
CLASS B:
  Net assets, at value .....................    $18,516,826    $  139,772,889    $116,876,289    $   30,095,335
                                                ---------------------------------------------------------------
  Shares outstanding .......................      1,430,343         4,178,419      11,133,070           979,588
                                                ---------------------------------------------------------------
  Net asset value and maximum offering price
    per share(a) ...........................    $     12.95    $        33.45    $      10.50    $        30.72
                                                ---------------------------------------------------------------
CLASS C:
  Net assets, at value .....................    $28,053,245    $  297,385,664    $188,510,010    $  725,341,574
                                                ---------------------------------------------------------------
  Shares outstanding .......................      2,171,176         8,872,043      17,946,581        24,242,085
                                                ---------------------------------------------------------------
  Net asset value and maximum offering price
    per share(a) ...........................    $     12.92    $        33.52    $      10.50    $        29.92
                                                ---------------------------------------------------------------
CLASS R:
  Net assets, at value .....................    $ 2,578,646    $   57,782,887    $  4,627,259    $   49,682,988
                                                ---------------------------------------------------------------
  Shares outstanding .......................        194,109         1,662,912         430,370         1,600,610
                                                ---------------------------------------------------------------
  Net asset value and maximum offering price
    per share(a) ...........................    $     13.28    $        34.75    $      10.75    $        31.04
                                                ---------------------------------------------------------------
ADVISOR CLASS:
  Net assets, at value .....................    $22,936,774    $    3,235,401    $228,563,494    $  305,004,168
                                                ---------------------------------------------------------------
  Shares outstanding .......................      1,686,742            92,439      20,807,380         9,641,769
                                                ---------------------------------------------------------------
  Net asset value and maximum offering price
    per share(a) ...........................    $     13.60    $        35.00    $      10.98    $        31.63
                                                ---------------------------------------------------------------

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 75

FRANKLIN STRATEGIC SERIES

STATEMENTS OF OPERATIONS
for the six months ended October 31, 2004 (unaudited)

                                                          -------------------------------------------------------------------
                                                            FRANKLIN          FRANKLIN          FRANKLIN          FRANKLIN
                                                           AGGRESSIVE         FLEX CAP          SMALL CAP       SMALL-MID CAP
                                                           GROWTH FUND       GROWTH FUND      GROWTH FUND II     GROWTH FUND
                                                          -------------------------------------------------------------------
Investment income:
  Dividends:
    Unaffiliated issuers .............................    $     244,000     $   4,903,945     $   2,194,837     $  18,399,933
    Non-controlled affiliated issuers (Note 8) .......               --                --                --         1,581,100
    Sweep Money Fund (Note 9) ........................           46,643           624,263           120,457           687,493
  Interest ...........................................               --            10,661             1,027         1,013,379
                                                          -------------------------------------------------------------------
        Total investment income ......................          290,643         5,538,869         2,316,321        21,681,905
                                                          -------------------------------------------------------------------
Expenses:
  Management fees (Note 3) ...........................          372,542         4,268,197         3,260,433        18,680,715
  Administrative fees (Note 3) .......................          155,472                --         1,397,867                --
  Distribution fees: (Note 3)
    Class A ..........................................          125,107         1,804,793         1,033,492         8,938,289
    Class B ..........................................           88,751           678,808           591,710           138,427
    Class C ..........................................          141,967         1,478,640           961,100         3,084,892
    Class R ..........................................            5,490           126,982            11,235           112,849
  Transfer agent fees (Note 3) .......................          419,654         2,574,122         1,564,566        11,090,048
  Custodian fees (Note 4) ............................            1,561            16,737            12,668           102,334
  Reports to shareholders ............................           23,715           124,630           119,046           370,539
  Registration and filing fees .......................           40,322            51,485            41,387           111,613
  Professional fees ..................................           11,525            25,462            37,430            66,097
  Trustees' fees and expenses ........................            1,044            12,127             8,552            52,839
  Other ..............................................            2,624            39,967            27,840           175,757
                                                          -------------------------------------------------------------------
        Total expenses ...............................        1,389,774        11,201,950         9,067,326        42,924,399
        Expense reductions (Note 4) ..................              (13)             (426)             (642)           (1,303)
                                                          -------------------------------------------------------------------
          Net expenses ...............................        1,389,761        11,201,524         9,066,684        42,923,096
                                                          -------------------------------------------------------------------
            Net investment income (loss) .............       (1,099,118)       (5,662,655)       (6,750,363)      (21,241,191)
                                                          -------------------------------------------------------------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from:
    Investments:
      Unaffiliated issuers ...........................        3,177,595        42,226,404        69,329,247       141,778,853
      Non-controlled affiliated issuers (Note 8) .....               --                --                --         5,378,958
    Foreign currency transactions ....................              235             3,220               482          (171,590)
                                                          -------------------------------------------------------------------
          Net realized gain (loss) ...................        3,177,830        42,229,624        69,329,729       146,986,221
  Net change in unrealized appreciation (depreciation)
    on investments ...................................        7,252,282        29,577,760       (27,524,714)      300,216,955
                                                          -------------------------------------------------------------------
Net realized and unrealized gain (loss) ..............       10,430,112        71,807,384        41,805,015       447,203,176
                                                          -------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations ....................................    $   9,330,994     $  66,144,729     $  35,054,652     $ 425,961,985
                                                          ===================================================================


76 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended October 31, 2004 (unaudited) and the year ended April 30, 2004

                                                     ---------------------------------------------------------------------------
                                                           FRANKLIN AGGRESSIVE                      FRANKLIN FLEX CAP
                                                                GROWTH FUND                             GROWTH FUND
                                                     ---------------------------------------------------------------------------
                                                     SIX MONTHS ENDED     YEAR ENDED       SIX MONTHS ENDED         YEAR ENDED
                                                     OCTOBER 31, 2004   APRIL 30, 2004     OCTOBER 31, 2004       APRIL 30, 2004
                                                     ---------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ................     $  (1,099,118)     $  (2,208,267)     $    (5,662,655)     $    (8,028,965)
    Net realized gain (loss) from investments and
      foreign currency transactions .............         3,177,830         26,754,205           42,229,624           72,480,267
    Net change in unrealized appreciation
      (depreciation) on investments .............         7,252,282         15,891,336           29,577,760          374,115,724
                                                     ---------------------------------------------------------------------------
         Net increase (decrease) in net assets
           resulting from operations ............         9,330,994         40,437,274           66,144,729          438,567,026
Capital share transactions: (Note 2)
    Class A .....................................        (6,591,647)        (3,112,736)         (40,370,804)          97,937,896
    Class B .....................................          (584,769)           680,290              827,742           12,235,635
    Class C .....................................        (3,591,626)        (3,619,664)          (9,944,560)           9,936,565
    Class R .....................................           692,984            884,782           10,907,919           23,573,095
    Advisor Class ...............................          (856,079)          (710,639)           3,136,100                   --
                                                     ---------------------------------------------------------------------------
Total capital share transactions ................       (10,931,137)        (5,877,967)         (35,443,603)         143,683,191
Redemption fees .................................               982                 --                9,983                   --
                                                     ---------------------------------------------------------------------------
         Net increase (decrease) in net assets ..        (1,599,161)        34,559,307           30,711,109          582,250,217
Net assets:
  Beginning of period ...........................       159,230,283        124,670,976        1,934,376,106        1,352,125,889
                                                     ---------------------------------------------------------------------------
  End of period .................................     $ 157,631,122      $ 159,230,283      $ 1,965,087,215      $ 1,934,376,106
                                                     ===========================================================================
Undistributed net investment income (loss)
  included in net assets:
    End of period ...............................     $  (1,099,118)     $          --      $    (5,662,655)     $            --
                                                     ===========================================================================


                     Semiannual Report | See notes to financial statements. | 77

FRANKLIN STRATEGIC SERIES

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the six months ended October 31, 2004 (unaudited) and the year ended April 30, 2004

                                                  ------------------------------------------------------------------------------
                                                           FRANKLIN SMALL CAP                       FRANKLIN SMALL-MID CAP
                                                              GROWTH FUND II                            GROWTH FUND
                                                  ------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED       YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                                  OCTOBER 31, 2004     APRIL 30, 2004      OCTOBER 31, 2004      APRIL 30, 2004
                                                  ------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ............     $    (6,750,363)     $   (12,239,310)     $   (21,241,191)     $   (47,578,838)
    Net realized gain (loss) from investments
      and foreign currency transactions .....          69,329,729           93,252,829          146,986,221          605,770,756
    Net change in unrealized appreciation
      (depreciation) on investments .........         (27,524,714)         361,497,612          300,216,955        1,371,922,385
                                                  ------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations .........          35,054,652          442,511,131          425,961,985        1,930,114,303
Capital share transactions: (Note 2)
      Class A ...............................         (78,818,625)         (71,004,655)        (536,253,194)        (109,252,831)
      Class B ...............................          (7,658,078)         (11,935,043)           2,519,662           15,748,915
      Class C ...............................         (15,549,672)         (27,722,434)         (72,506,530)         (51,823,167)
      Class R ...............................             (18,276)             554,798            5,847,061           21,162,630
      Advisor Class .........................          10,755,499           19,772,547          (30,775,584)         (20,793,271)
                                                  ------------------------------------------------------------------------------
Total capital share transactions ............         (91,289,152)         (90,334,787)        (631,168,585)        (144,957,724)
Redemption fees .............................               2,087                   --               39,852              134,419
                                                  ------------------------------------------------------------------------------
        Net increase (decrease) in net assets         (56,232,413)         352,176,344         (205,166,748)       1,785,290,998
Net assets:
  Beginning of period .......................       1,446,453,220        1,094,276,876        8,505,589,663        6,720,298,665
                                                  ------------------------------------------------------------------------------
  End of period .............................     $ 1,390,220,807      $ 1,446,453,220      $ 8,300,422,915      $ 8,505,589,663
                                                  ==============================================================================
Undistributed net investment income (loss)
   included in net assets:
     End of period ..........................     $    (6,751,613)     $        (1,250)     $   (21,241,191)     $            --
                                                  ==============================================================================


78 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twelve separate series. All funds included in this report (the Funds) are diversified except the Franklin Flex Cap Growth Fund. The financial statements of the remaining funds in the series are presented separately. The Funds' investment objective is capital growth.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Debt securities, over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities (including restricted securities) will be valued at fair value. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost. All security valuation procedures are approved by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


                                                          Semiannual Report | 79

FRANKLIN STRATEGIC SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c. REPURCHASE AGREEMENTS

Certain Funds may enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Funds based on their pro-rata interest. Certain Funds may enter into repurchase agreements which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At October 31, 2004, all repurchase agreements held by the Funds had been entered into on that date.

d. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. FOREIGN CURRENCY CONTRACTS

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

f. SECURITIES LENDING

The Franklin Flex Cap Growth Fund and the Franklin Small-Mid Cap Growth Fund loan securities to certain brokers through a securities lending agent for which they received cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. The collateral is invested in short-term instruments as noted in the Statements of Investments. The Franklin Flex Cap Growth Fund and the Franklin Small-Mid Cap Growth Fund received interest income of $10,576 and $669,624, respectively, from the investment of cash collateral, adjusted by lender fees and broker rebates. The funds bear the risk of loss with respect to the investment of the collateral and the securities loaned. The securities lending agent has agreed to indemnify the funds in the case of default of any securities borrower.


80 | Semiannual Report

FRANKLIN STRATEGIC SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

g.  INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

h. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

i. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. REDEMPTION FEES

Redemptions and exchanges of the Franklin Small Cap Growth Fund II and Franklin Small-Mid Cap Growth Fund shares held five trading days or less (30 days or less prior to June 1, 2004, and 90 days or less prior to January 1, 2004), may be subject to the funds' redemption fee, which is 2% of the amount redeemed. Effective June 1, 2004, all the Funds are subject to the redemption fee. Such fees are retained by the funds and accounted for as additional paid-in capital as noted in the Statements of Changes in Net Assets.

k. GUARANTEES AND INDEMNIFICATIONS

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is


                                                          Semiannual Report | 81

FRANKLIN STRATEGIC SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

k. GUARANTEES AND INDEMNIFICATIONS (CONTINUED)

unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Funds offer five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Effective August 2, 2004, the Franklin Flex Cap Growth Fund began offering a new class of shares, Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                      ----------------------------------------------------------------
                                                 FRANKLIN                          FRANKLIN
                                         AGGRESSIVE GROWTH FUND              FLEX CAP GROWTH FUND
                                      ----------------------------------------------------------------
                                        SHARES           AMOUNT            SHARES             AMOUNT
                                      ----------------------------------------------------------------
CLASS A SHARES:
Six months ended October 31, 2004
  Shares sold ...................        470,380      $  5,928,633        4,148,539      $ 141,030,840
  Shares redeemed ...............       (989,954)      (12,520,280)      (5,369,312)      (181,401,644)
                                      ----------------------------------------------------------------
  Net increase (decrease) .......       (519,574)     $ (6,591,647)      (1,220,773)     $ (40,370,804)
                                      ================================================================
Year ended April 30, 2004
  Shares sold ...................      1,953,951      $ 22,510,271       12,001,634      $ 381,589,351
  Shares redeemed ...............     (2,183,518)      (25,623,007)      (8,959,047)      (283,651,455)
                                      ----------------------------------------------------------------
  Net increase (decrease) .......       (229,567)     $ (3,112,736)       3,042,587      $  97,937,896
                                      ================================================================
CLASS B SHARES:
Six months ended October 31, 2004
  Shares sold ...................         80,853      $    992,789          307,661      $   9,986,887
  Shares redeemed ...............       (128,665)       (1,577,558)        (283,391)        (9,159,145)
                                      ----------------------------------------------------------------
  Net increase (decrease) .......        (47,812)     $   (584,769)          24,270      $     827,742
                                      ================================================================
Year ended April 30, 2004
  Shares sold ...................        439,938      $  5,050,010          863,699      $  26,247,470
  Shares redeemed ...............       (370,898)       (4,369,720)        (456,857)       (14,011,835)
                                      ----------------------------------------------------------------
  Net increase (decrease) .......         69,040      $    680,290          406,842      $  12,235,635
                                      ================================================================
CLASS C SHARES:
Six months ended October 31, 2004
  Shares sold ...................        110,666      $  1,357,883          645,319      $  21,017,350
  Shares redeemed ...............       (404,021)       (4,949,509)        (955,856)       (30,961,910)
                                      ----------------------------------------------------------------
  Net increase (decrease) .......       (293,355)     $ (3,591,626)        (310,537)     $  (9,944,560)
                                      ================================================================
Year ended April 30, 2004
  Shares sold ...................        638,570      $  7,460,271        1,990,441      $  59,909,040
  Shares redeemed ...............       (939,068)      (11,079,935)      (1,649,804)       (49,972,475)
                                      ----------------------------------------------------------------
  Net increase (decrease) .......       (300,498)     $ (3,619,664)         340,637      $   9,936,565
                                      ================================================================


82 | Semiannual Report

FRANKLIN STRATEGIC SERIES

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                        ----------------------------------------------------------------
                                                FRANKLIN                              FRANKLIN
                                          AGGRESSIVE GROWTH FUND                FLEX CAP GROWTH FUND
                                        ----------------------------------------------------------------
                                           SHARES          AMOUNT             SHARES             AMOUNT
                                        ----------------------------------------------------------------
CLASS R SHARES:
Six months ended October 31, 2004
  Shares sold ...................           78,726      $  1,010,158           470,740      $ 15,862,329
  Shares redeemed ...............          (25,426)         (317,174)         (147,878)       (4,954,410)
                                        ----------------------------------------------------------------
  Net increase (decrease) .......           53,300      $    692,984           322,862      $ 10,907,919
                                        ================================================================
Year ended April 30, 2004
  Shares sold ...................          107,070      $  1,244,316         1,105,435      $ 35,189,810
  Shares redeemed ...............          (30,443)         (359,534)         (358,673)      (11,616,715)
                                        ----------------------------------------------------------------
  Net increase (decrease) .......           76,627      $    884,782           746,762      $ 23,573,095
                                        ================================================================
ADVISOR CLASS SHARES:
Period ended October 31, 2004(a)
  Shares sold ...................          105,895      $  1,355,100            92,581      $  3,140,917
  Shares redeemed ...............         (171,396)       (2,211,179)             (142)           (4,817)
                                        ----------------------------------------------------------------
  Net increase (decrease) .......          (65,501)     $   (856,079)           92,439      $  3,136,100
                                        ================================================================
Year ended April 30, 2004
  Shares sold ...................          481,614      $  5,757,414
  Shares redeemed ...............         (534,906)       (6,468,053)
                                        ----------------------------
  Net increase (decrease) .......          (53,292)     $   (710,639)
                                        ============================


                                      ---------------------------------------------------------------------
                                                FRANKLIN                               FRANKLIN
                                         SMALL CAP GROWTH FUND II             SMALL-MID CAP GROWTH FUND
                                      ---------------------------------------------------------------------
                                         SHARES            AMOUNT             SHARES              AMOUNT
                                      ---------------------------------------------------------------------
CLASS A SHARES:
Six months ended October 31, 2004
  Shares sold ...................        8,977,862      $  94,485,703       22,313,572      $   667,180,750
  Shares redeemed ...............      (16,460,478)      (173,304,328)     (40,133,483)      (1,203,433,944)
                                      ---------------------------------------------------------------------
  Net increase (decrease) .......       (7,482,616)     $ (78,818,625)     (17,819,911)     $  (536,253,194)
                                      =====================================================================
Year ended April 30, 2004
  Shares sold ...................       28,958,965      $ 285,878,314       83,840,878      $ 2,362,781,812
  Shares redeemed ...............      (36,149,311)      (356,882,969)     (86,375,716)      (2,472,034,643)
                                      ---------------------------------------------------------------------
  Net increase (decrease) .......       (7,190,346)     $ (71,004,655)      (2,534,838)     $  (109,252,831)
                                      =====================================================================
CLASS B SHARES:
Six months ended October 31, 2004
  Shares sold ...................           86,492      $     880,785          177,502      $     5,197,508
  Shares redeemed ...............         (837,137)        (8,538,863)         (91,463)          (2,677,846)
                                      ---------------------------------------------------------------------
  Net increase (decrease) .......         (750,645)     $  (7,658,078)          86,039      $     2,519,662
                                      =====================================================================
Year ended April 30, 2004
  Shares sold ...................          357,221      $   3,406,710          673,893      $    18,894,577
  Shares redeemed ...............       (1,589,381)       (15,341,753)        (110,841)          (3,145,662)
                                      ---------------------------------------------------------------------
  Net increase (decrease) .......       (1,232,160)     $ (11,935,043)         563,052      $    15,748,915
                                      =====================================================================


                                                          Semiannual Report | 83

FRANKLIN STRATEGIC SERIES

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       ------------------------------------------------------------------
                                                FRANKLIN                              FRANKLIN
                                         SMALL CAP GROWTH FUND II             SMALL-MID CAP GROWTH FUND
                                       ------------------------------------------------------------------
                                         SHARES            AMOUNT              SHARES            AMOUNT
                                       ------------------------------------------------------------------
CLASS C SHARES:
Six months ended October 31, 2004
  Shares sold ...................          393,700      $  4,030,542           821,876      $  23,562,224
  Shares redeemed ...............       (1,920,225)      (19,580,214)       (3,346,521)       (96,068,754)
                                       ------------------------------------------------------------------
  Net increase (decrease) .......       (1,526,525)     $(15,549,672)       (2,524,645)     $ (72,506,530)
                                       ==================================================================
Year ended April 30, 2004
  Shares sold ...................        1,277,497      $ 12,029,685         3,703,877      $ 100,535,064
  Shares redeemed ...............       (4,105,939)      (39,752,119)       (5,528,554)      (152,358,231)
                                       ------------------------------------------------------------------
  Net increase (decrease) .......       (2,828,442)     $(27,722,434)       (1,824,677)     $ (51,823,167)
                                       ==================================================================
CLASS R SHARES:
Six months ended October 31, 2004
  Shares sold ...................           59,274      $    616,185           445,813      $  13,302,722
  Shares redeemed ...............          (62,004)         (634,461)         (248,687)        (7,455,661)
                                       ------------------------------------------------------------------
  Net increase (decrease) .......           (2,730)     $    (18,276)          197,126      $   5,847,061
                                       ==================================================================
Year ended April 30, 2004
  Shares sold ...................          505,463      $  4,850,353         1,085,793      $  31,327,991
  Shares redeemed ...............         (416,549)       (4,295,555)         (346,186)       (10,165,361)
                                       ------------------------------------------------------------------
  Net increase (decrease) .......           88,914      $    554,798           739,607      $  21,162,630
                                       ==================================================================
ADVISOR CLASS SHARES:
Six months ended October 31, 2004
  Shares sold ...................        2,218,995      $ 23,357,361         1,589,523      $  47,988,668
  Shares redeemed ...............       (1,177,088)      (12,601,862)       (2,621,554)       (78,764,252)
                                       ------------------------------------------------------------------
  Net increase (decrease) .......        1,041,907      $ 10,755,499        (1,032,031)     $ (30,775,584)
                                       ==================================================================
Year ended April 30, 2004
  Shares sold ...................        4,517,304      $ 46,643,112         6,054,522      $ 172,876,738
  Shares redeemed ...............       (2,700,679)      (26,870,565)       (6,817,872)      (193,670,009)
                                       ------------------------------------------------------------------
  Net increase (decrease) .......        1,816,625      $ 19,772,547          (763,350)     $ (20,793,271)
                                       ==================================================================

(a) Franklin Flex Cap Growth Fund for the period August 2, 2004 (effective date) to October 31, 2004.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of the following entities:

--------------------------------------------------------------------------------------
ENTITY                                                          AFFILIATION
--------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                               Investment manager
Franklin Templeton Services LLC (FT Services)                   Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)             Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)    Transfer agent


84 | Semiannual Report

FRANKLIN STRATEGIC SERIES

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

a. MANAGEMENT FEES

The Franklin Flex Cap Growth Fund and the Franklin Small-Mid Cap Growth Fund pay an investment management fee to Advisers based on the average daily net assets of each fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
        .625%              First $100 million
        .500%              Over $100 million, up to and including $250 million
        .450%              Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

The Franklin Aggressive Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE         NET ASSETS
--------------------------------------------------------------------------------
        .500%               First $500 million
        .400%               Over $500 million, up to and including $1 billion
        .350%               Over $1 billion, up to and including $1.5 billion

Fees are further reduced on net assets over $1.5 billion.

The Franklin Small Cap Growth Fund II pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE         NET ASSETS
--------------------------------------------------------------------------------
        .550%               First $500 million
        .450%               Over $500 million, up to and including $1 billion
        .400%               Over $1 billion, up to and including $1.5 billion

Fees are further reduced on net assets over $1.5 billion.

b. ADMINISTRATIVE FEES

The Franklin Aggressive Growth Fund and the Franklin Small Cap Growth Fund II pay an administrative fee to FT Services of .20% per year of the funds' average daily net assets.

Under an agreement with Advisers, FT Services provides administrative services to the Franklin Flex Cap Growth Fund and the Franklin Small-Mid Cap Growth Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the funds.


                                                          Semiannual Report | 85

FRANKLIN STRATEGIC SERIES

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

c.  DISTRIBUTION FEES

The Funds reimburse Distributors for costs incurred in marketing the Funds' shares under a Rule 12b-1 plan up to a certain percentage per year of their average daily net assets of each class as follows:

                ------------------------------------------------------------
                 FRANKLIN       FRANKLIN        FRANKLIN         FRANKLIN
                AGGRESSIVE      FLEX CAP        SMALL CAP      SMALL-MID CAP
                GROWTH FUND    GROWTH FUND    GROWTH FUND II    GROWTH FUND
                ------------------------------------------------------------
Class A.....       .35%             25%             35%             25%
Class B.....      1.00%           1.00%           1.00%           1.00%
Class C.....      1.00%           1.00%           1.00%           1.00%
Class R.....        50%             50%             50%             50%

Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

d. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sale of the Funds' shares for the period:

                                         ----------------------------------------------------------
                                          FRANKLIN        FRANKLIN      FRANKLIN         FRANKLIN
                                         AGGRESSIVE       FLEX CAP      SMALL CAP     SMALL-MID CAP
                                         GROWTH FUND     GROWTH FUND  GROWTH FUND II   GROWTH FUND
                                         ----------------------------------------------------------
Sales charges received ..........          $15,390        $246,206       $13,077        $189,933
Contingent deferred sales charges
  retained ......................          $28,690        $144,994       $133,013       $51,262

e. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statement of Operations of which the follow- ing amounts were paid to Investor Services:

                               -----------------------------------------------------------
                                FRANKLIN        FRANKLIN      FRANKLIN         FRANKLIN
                               AGGRESSIVE       FLEX CAP      SMALL CAP      SMALL-MID CAP
                               GROWTH FUND     GROWTH FUND  GROWTH FUND II    GROWTH FUND
                               -----------------------------------------------------------
Transfer agent fees ...          $317,180       $1,720,876     $812,509        $5,175,284

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended October 31, 2004, the custodian fees were reduced as noted in the Statements of Operations.


86 | Semiannual Report

FRANKLIN STRATEGIC SERIES

5. INCOME TAXES

At April 30, 2004, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                              --------------------------------
                                                FRANKLIN           FRANKLIN
                                               AGGRESSIVE          FLEX CAP
                                              GROWTH FUND        GROWTH FUND
                                              --------------------------------
Capital loss carryovers expiring in:
  2009 .................................      $ 15,017,317      $   46,037,885
  2010 .................................       129,882,253         257,531,218
  2011 .................................        47,112,100         191,041,838
                                              --------------------------------
                                              $192,011,670      $  494,610,941
                                              ================================

                                              ---------------------------------
                                                FRANKLIN           FRANKLIN
                                               SMALL CAP        SMALL-MID CAP
                                              GROWTH FUND II     GROWTH FUND
                                              ---------------------------------
Capital loss carryovers expiring in:
  2010 .................................      $ 28,155,164      $           --
  2011 .................................       233,723,896       1,316,991,012
                                              --------------------------------
                                              $261,879,060      $1,316,991,012
                                              ================================

At April 30, 2004, the Franklin Small Cap Growth Fund II had deferred currency losses occurring subsequent to October 31, 2003 of $47,540. For tax purposes, such losses will be reflected in the year ending April 30, 2005.

At October 31, 2004, the net unrealized appreciation (depreciation), based on the cost of investments for income tax purposes was as follows:

                                              --------------------------------
                                                FRANKLIN           FRANKLIN
                                               AGGRESSIVE          FLEX CAP
                                              GROWTH FUND        GROWTH FUND
                                              --------------------------------
Cost of investments ....................      $136,828,566      $1,478,215,526
                                              ================================
Unrealized appreciation ................      $ 24,418,071      $  569,398,483
Unrealized depreciation ................        (1,453,171)        (48,164,335)
                                              --------------------------------
Net unrealized appreciation (depreciation)    $ 22,964,900      $  521,234,148
                                              ================================

                                              --------------------------------
                                                FRANKLIN           FRANKLIN
                                               SMALL CAP        SMALL-MID CAP
                                              GROWTH FUND II     GROWTH FUND
                                              --------------------------------
Cost of investments ....................      $1,173,224,961    $7,384,121,794
                                              ================================
Unrealized appreciation ................      $  330,124,282    $1,848,165,658
Unrealized depreciation ................         (98,075,209)     (448,158,424)
                                              --------------------------------
Net unrealized appreciation (depreciation)    $  232,049,073    $1,400,007,234
                                              ================================

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.


                                                          Semiannual Report | 87

FRANKLIN STRATEGIC SERIES

5. INCOME TAXES (CONTINUED)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended October 31, 2004 were as follows:

               -----------------------------------------------------------------
                 FRANKLIN       FRANKLIN         FRANKLIN           FRANKLIN
                AGGRESSIVE      FLEX CAP         SMALL CAP        SMALL-MID CAP
               GROWTH FUND     GROWTH FUND     GROWTH FUND II      GROWTH FUND
               -----------------------------------------------------------------
Purchases      $122,442,399   $367,283,709      $286,737,010      $1,410,221,251
Sales ...      $136,048,408   $415,732,689      $370,063,079      $2,134,847,618

7. RESTRICTED SECURITIES

At October 31, 2004, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At October 31, 2004, the Funds held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

-------------------------------------------------------------------------------------------------------------
SHARES/                                                          ACQUISITION
WARRANTS        ISSUER                                               DATE              COST          VALUE
-------------------------------------------------------------------------------------------------------------
FRANKLIN AGGRESSIVE GROWTH FUND
   23,821      Intersil Corp., wts., 11/19/06
                (.12% OF NET ASSETS) ..........................    11/19/01         $   153,209   $   188,996
                                                                                                  ===========
FRANKLIN FLEX CAP GROWTH FUND
  145,772      Anda Networks, cvt. pfd., D ....................     3/24/00         $ 2,000,000   $        --
2,227,171      Fibrogen Inc., cvt. pfd., E ....................     5/19/00           9,999,988     7,706,012
  119,105      Intersil Corp., wts., 11/19/06 .................    11/19/01             766,043       944,979
  124,712      Kestrel Solutions, cvt. pfd., D ................     1/20/00           1,624,997            --
  772,727      Masimo Corp., cvt. pfd., F .....................     5/15/00           8,499,997     4,249,997
                                                                                                  -----------
               TOTAL RESTRICTED SECURITIES (.66% OF NET ASSETS) ...............................   $12,900,988
                                                                                                  ===========
FRANKLIN SMALL CAP GROWTH FUND II
  230,271      Intersil Corp., wts., 11/19/06
                (.13% OF NET ASSETS) ..........................    11/19/01         $ 1,481,014   $ 1,826,970
                                                                                                  ===========
FRANKLIN SMALL-MID CAP GROWTH FUND
  364,431      Anda Networks, cvt. pfd., D ....................     3/24/00         $ 5,000,000   $        --
1,792,573      Foveon Inc., 144A ..............................     4/08/02          13,999,995    13,999,995
  239,831      Kestrel Solutions, cvt. pfd., D ................     1/20/00           3,124,998            --
  682,128      Mirapoint Inc., 144A ...........................     9/09/99           4,999,998            --
                                                                                                  -----------
               TOTAL RESTRICTED SECURITIES (.17% OF NET ASSETS) ...............................   $13,999,995
                                                                                                  ===========


88 | Semiannual Report

FRANKLIN STRATEGIC SERIES

8. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Small-Mid Cap Growth Fund at October 31, 2004 were as shown below.

---------------------------------------------------------------------------------------------------------------------------------
                                      NUMBER                               NUMBER
                                     OF SHARES                            OF SHARES
                                      HELD AT                              HELD AT                                     REALIZED
                                     BEGINNING      GROSS        GROSS      END OF          VALUE AT     INVESTMENT     CAPITAL
NAME OF ISSUER                       OF PERIOD    ADDITIONS   REDUCTIONS    PERIOD        END OF PERIOD    INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Cabot Corp. .......................  3,232,600           --          --    3,232,600       $110,167,008   $  969,780   $       --
Gibraltar Industries Inc.(a) ......    968,100           --          --      968,100                 (b)      96,810           --
Gymboree Corp. ....................  2,611,300           --     288,300    2,323,000         28,108,300           --      562,228
Hewitt Associates Inc. ............  1,592,400           --          --    1,592,400                 (b)          --           --
Mettler-Toledo International Inc.
  (Switzerland) ...................  2,514,400           --     179,800    2,334,600        111,827,340           --    4,816,730
Stereotaxis Inc. ..................         --    1,463,200          --    1,463,200         13,710,184           --           --
Tektronix Inc. ....................  5,145,100           --          --    5,145,100        156,050,883      514,510           --
                                                                                           --------------------------------------
                                     TOTAL AFFILIATED SECURITIES (5.06% OF NET ASSETS) ..  $419,863,715   $1,581,100   $5,378,958
                                                                                           ======================================

(a) Reflects name change from Gibraltar Steel Corp. to Gibraltar Industries Inc. as of 10/28/04.

(b)   As of October 31, 2004, no longer an affiliate.

9. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

10. REGULATORY MATTERS

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS

a. INVESTIGATIONS

As part of various investigations by the Securities and Exchange Commission ("SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, Inc. ("NASD") relating to certain practices in the mutual fund industry, including late trading, market timing and market support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company received requests for information and/or subpoenas to testify or


                                                          Semiannual Report | 89

FRANKLIN STRATEGIC SERIES

10. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

a. INVESTIGATIONS (CONTINUED)

produce documents. The Company and its current employees provided documents and information in response to these requests and subpoenas. In addition, the Company has responded, and in one instance, is currently responding to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

Franklin Templeton Investments Corp. ("FTIC"), a Company subsidiary and the investment manager of Franklin Templeton's Canadian mutual funds, has been cooperating with and responding to requests for information from the Ontario Securities Commission (the "OSC") relating to the OSC's review of frequent trading practices within the Canadian mutual fund industry. On December 10, 2004, FTIC received a letter indicating that the staff of the OSC is contemplating enforcement proceedings against FTIC before the OSC. In its letter, the OSC staff expressed the view that, over the period of February 1999 to February 2003, there were certain accounts that engaged in a frequent trading market timing strategy in certain funds being managed by FTIC. The letter also gave FTIC the opportunity to respond to the issues raised in the letter and to provide the OSC staff with additional information relevant to these matters. The Company expects to enter into discussions with the OSC staff in an effort to resolve the issues raised in the OSC's review. The Company cannot predict the likelihood of whether those discussions will result in a settlement, or the terms of any such settlement.

On December 9, 2004, the staff of the NASD informed the Company that it has made a preliminary determination to recommend a disciplinary proceeding against Franklin/Templeton Distributors, Inc. ("FTDI"), alleging that FTDI violated certain NASD rules by the use of directed brokerage commissions to pay for sales and marketing support. FTDI has also received a separate letter from the NASD staff advising FTDI of the NASD staff's preliminary determination to recommend a disciplinary proceeding against FTDI alleging violation of certain NASD rules relating to FTDI's Top Producers program. The Company believes that any such charges are unwarranted.

b. SETTLEMENTS

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc. reached an agreement with the SEC that resolved the issues resulting from the SEC's investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.


90 | Semiannual Report

FRANKLIN STRATEGIC SERIES

10. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

b. SETTLEMENTS (CONTINUED)

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to the administrative complaint filed on February 4, 2004. The administrative complaint concerned one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statement of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that FTDI reached an agreement with the California Attorney General's Office ("CAGO"), resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. The Company believes that the settlement of the CAGO matter is in the best interest of the Company and its fund


                                                          Semiannual Report | 91

FRANKLIN STRATEGIC SERIES

10. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

b. SETTLEMENTS (CONTINUED)

shareholders. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to Franklin Templeton funds and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Order").

The Company believes that the settlement of this matter is in the best interest of the Company and its fund shareholders. Under the terms of the Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

OTHER LEGAL PROCEEDINGS

The Trust, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Various subsidiaries of Franklin Resources, Inc., as well as certain funds managed by those subsidiaries, have also been named in multiple lawsuits filed in state courts in Illinois. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or the Company. Additionally, FTIC was recently served with a class action market timing complaint in Quebec, Canada.


92 | Semiannual Report

FRANKLIN STRATEGIC SERIES

10. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

In addition, the Company, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of the funds' shareholders.


                                                          Semiannual Report | 93

FRANKLIN STRATEGIC SERIES

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


94 | Semiannual Report

                      This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS
INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet
  Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government
  Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 5,6
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia



INSURANCE FUNDS
Franklin Templeton Variable Insurance Products
  Trust 10

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders and select retirement plans. 3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The
funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

11/04                                          Not part of the semiannual report

    [LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
    INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906


[BOX]   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
        Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic Series


INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



FSS1 S2004 12/04



[photo omitted]

                                                      OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                           A series of Franklin Strategic Series

--------------------------------------------------------------------------------

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                      BLEND
--------------------------------------------------------------------------------

                                    FRANKLIN
                                 BLUE CHIP FUND

                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?

                                                    Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                             FRANKLIN O TEMPLETON O
                                  Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[PHOTO OMITTED]

Not part of the semiannual report

                                    CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Blue Chip Fund ...................................................    3

Performance Summary .......................................................    6

Your Fund's Expenses ......................................................    9

Financial Highlights and Statement of Investments .........................   11

Financial Statements ......................................................   19

Notes to Financial Statements .............................................   23

Shareholder Information ...................................................   33

--------------------------------------------------------------------------------

SHAREHOLDER LETTER

Dear Shareholder:

Solid domestic economic growth, higher corporate earnings and greater business spending became more evident during the six months ended October 31, 2004. Although these factors were favorable for financial markets, record high oil prices and an uncertain presidential election appeared to dampen the markets. The Dow Jones Industrial Average returned -0.92% while the Standard & Poor's 500 Composite Index (S&P 500) returned 2.96% for the period under review.(1) Although volatile, most bond markets had solid returns. In response to the strong economy and nascent inflationary pressures, the Federal Reserve Board made quarter percentage point hikes to the federal funds target rate in June, August and September 2004, raising the rate to 1.75%. We found encouraging signs in economic indicators and continue to hold a positive long-term outlook for financial markets.

Although future economic and market developments are impossible to predict, as an investor, you can follow certain basic principles in planning for future needs. First, investing for the long term is important so that you can better weather short-term market ups and downs. Second, by choosing a mutual fund that

(1.) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

--------------------------------------------------------------------------------

EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

             -----------------------------------------------------
             NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
             -----------------------------------------------------


                                           Not part of the semiannual report | 1

--------------------------------------------------------------------------------
STATEMENT ON CURRENT INDUSTRY ISSUES
--------------------------------------------------------------------------------
In our efforts to fulfill our ongoing commitment to provide you with timely and accurate information, we have prepared a statement on current industry issues as they pertain to Franklin Resources, Inc., and our subsidiary companies (Franklin Templeton Investments). You can find the most updated "Statement on Current Industry Issues" and a detailed Q&A at franklintempleton.com, or call us at 1-800/632-2301.
--------------------------------------------------------------------------------

comprises a range of holdings, you can use diversification to help manage investment risk. Third, it may make sense to follow a regular investment plan, also called dollar-cost averaging. By investing a certain amount of money monthly or quarterly, you can take advantage of market dips without worrying about when they will occur. Your money buys more shares when the price is low and fewer when the price is high, which can mean a lower average cost per share over time. Remember, however, to consider your financial ability to continue purchases through times of low price levels or changing economic conditions before committing to such a strategy. Dollar-cost averaging does not guarantee a profit or eliminate risk, and it will not protect you from a loss if you sell shares at a market low. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

In the enclosed semiannual report for Franklin Blue Chip Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Strategic Series

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF OCTOBER 31, 2004. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

SEMIANNUAL REPORT

FRANKLIN BLUE CHIP FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Blue Chip Fund seeks long-term capital appreciation by investing a substantial portion of its assets in blue chip companies, which are well-established companies with strong financial records relative to other companies in their respective industries.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Blue Chip Fund covers the period ended October 31, 2004.

PERFORMANCE OVERVIEW

Franklin Blue Chip Fund - Class A posted a -0.22% cumulative total return for the six months under review. The Fund underperformed its benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which posted a 2.96% total return for the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 6.

ECONOMIC AND MARKET OVERVIEW

During the six months ended October 31, 2004, the economy moved ahead with annualized gross domestic product (GDP) gaining 3.3% and 3.9% in the second and third quarters. Although below expectations, the quarter-to-quarter growth was considered fairly strong amid mixed conditions. While fluctuating consumer confidence was more subdued than in recent years, consumer spending supported strong auto sales and increased durable goods consumption. Similarly, business spending rose even as business confidence weakened after peaking in the summer. With improving balance sheets and stronger cash flows, many companies entered an upgrade cycle and invested in new technologies, driving equipment spending up 14.9% in 2004's third quarter.(2)

Job creation was strong in October 2004 and the unemployment rate was 5.5%, while initial jobless claims rose and continuing claims fell.(3) More than one-half

(1.) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2.)  Source: Bureau of Economic Analysis.

(3.)  Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.


                                                           Semiannual Report | 3

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 10/31/04

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

Finance                                                                    17.5%

Electronic Technology*                                                     12.0%

Health Technology*                                                         10.0%

Producer Manufacturing                                                      8.5%

Energy Minerals                                                             7.6%

Retail Trade                                                                7.4%

Consumer Non-Durables                                                       5.0%

Technology Services*                                                        4.6%

Process Industries                                                          4.4%

Consumer Services                                                           4.1%

Communications                                                              3.7%

Health Services                                                             2.3%

Distribution Services                                                       2.0%

Other                                                                       7.6%

Short-Term Investments & Other Net Assets                                   3.3%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

of the jobs lost during the recession have been recovered; however, most were part-time or temporary. Given concerns over rising benefits costs and soft economic recovery, many companies turned to temporary employment or opted for continued hiring freezes.

The U.S. dollar weakened and by October it had fallen to an eight-month low against the euro and a six-month low against the yen. The widening trade deficit and possibility for higher import prices amplified inflationary pressures. Energy prices, especially for crude oil, hit record high levels. Aiming to keep inflation low, the Federal Reserve Board (Fed) raised the federal funds target rate in June, August and September, from 1.0% to 1.75%. The Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets fluctuated with dramatic losses and gains during the reporting period. For example, the Dow Jones Industrial Average fell to an 11-month low of 9,750 on October 25, followed by two days of 100-point-plus gains, largely because of a drop in oil prices.(4) Disappointing earnings from a number of blue chip companies applied downward pressure, but initial public offering (IPO) activity was strong. Investor sentiment improved late in the period despite the mixed signals. The S&P 500 rose 2.96% for the six months under review, while the technology-heavy NASDAQ Composite Index increased 3.12%.(5)

INVESTMENT STRATEGY

Our investment process begins with company-specific research to identify the best investment opportunities for long-term growth. We examine high-quality companies and focus on those we believe have a sustainable competitive advantage, a strong financial record and a market capitalization of more than $1 billion. Our team of equity analysts looks for businesses with strong brands, experienced management teams, substantial research and development budgets, large and growing market shares, solid balance sheets, consistent earnings growth and sustainable competitive advantages. Finally, we assess industries and sectors that we believe offer attractive secular trends or favorable risk-reward profiles before determining final investment weightings or decisions.

(4.) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

(5.) Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.


4 | Semiannual Report

MANAGER'S DISCUSSION

During the six months under review, the Fund benefited from such holdings as mortgage financier Freddie Mac, global agribusiness and fertilizer company Bunge Limited, and mid-tier department store operator Kohl's. Freddie Mac was helped by continued low interest rates, which boosted the strong mortgage market, as well as increased clarity regarding some of the company's accounting issues. Bunge benefited from large harvests and solid demand for fertilizer and soybeans. Kohl's achieved margin and merchandising improvements during the reporting period and began a potentially exciting joint venture with Estee Lauder to introduce make-up lines in its stores.

The Fund's performance was hindered by investments in the health services, consumer durables and finance sectors as several companies experienced unforeseen adverse events. Accounting and revenue restatement issues at pharmaceutical distributor Cardinal Health, as well as announced investigations into questionable business practices at insurance brokerage leader Marsh & McLennan, negatively affected their share prices. In addition, the much anticipated merger between Anthem and Fund holding Wellpoint was put into jeopardy due to a challenge by the California attorney general, and Wellpoint's share price declined.

We continued to maintain our investment discipline and reduced the number of positions in the portfolio to concentrate more heavily on holdings that we believed best fit our investment strategy.

Thank you for your continued participation in Franklin Blue Chip Fund. We look forward to serving your future investment needs.


                   /s/ Alyssa C. Rieder
[PHOTO OMITTED]
                   Alyssa C. Rieder, CFA
                   Portfolio Manager
                   Franklin Blue Chip Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 HOLDINGS
10/31/04

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
General Electric Co.                                                      3.4%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Freddie Mac                                                               3.0%
 FINANCE
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                         2.8%
 ENERGY MINERALS
--------------------------------------------------------------------------------
Citigroup Inc.                                                            2.6%
 FINANCE
--------------------------------------------------------------------------------
Pfizer Inc.                                                               2.4%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Wal-Mart Stores Inc.                                                      2.3%
 RETAIL TRADE
--------------------------------------------------------------------------------
BP PLC, ADR (U.K.)                                                        2.3%
 ENERGY MINERALS
--------------------------------------------------------------------------------
Fifth Third Bancorp                                                       1.9%
 FINANCE
--------------------------------------------------------------------------------
Johnson & Johnson                                                         1.9%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Bank of America Corp.                                                     1.9%
 FINANCE
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5

PERFORMANCE SUMMARY AS OF 10/31/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

--------------------------------------------------------------------------------
CLASS A                                CHANGE          10/31/04          4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  -$0.03            $13.60           $13.63
--------------------------------------------------------------------------------
CLASS B                                CHANGE          10/31/04          4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  -$0.08            $13.18           $13.26
--------------------------------------------------------------------------------
CLASS C                                CHANGE          10/31/04          4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  -$0.08            $13.22           $13.30
--------------------------------------------------------------------------------
CLASS R                                CHANGE          10/31/04          4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  -$0.05            $13.53          $13.58
--------------------------------------------------------------------------------


6 | Semiannual Report

PERFORMANCE(1)

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------------
CLASS A                                   6-MONTH         1-YEAR            5-YEAR       INCEPTION (6/3/96)
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return(2)                 -0.22%         +5.92%            -6.17%             +48.87%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return(3)             -5.95%         -0.15%            -2.43%              +4.10%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(4)            $9,405         $9,985            $8,841             $14,031
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(5)                       +4.54%            -1.31%              +4.14%
-----------------------------------------------------------------------------------------------------------
CLASS B                                   6-MONTH         1-YEAR            3-YEAR       INCEPTION (2/1/00)
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return(2)                 -0.60%         +5.10%            +7.33%             -17.00%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return(3)             -4.58%         +1.10%            +1.42%              -4.24%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(4)            $9,542        $10,110           $10,433              $8,140
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(5)                       +6.19%            +1.96%              -4.30%
-----------------------------------------------------------------------------------------------------------
CLASS C                                   6-MONTH         1-YEAR            3-YEAR       INCEPTION (2/1/00)
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return(2)                 -0.60%         +5.09%            +7.31%             -16.75%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return(3)             -1.60%         +4.09%            +2.38%              -3.78%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(4)            $9,840        $10,409           $10,731              $8,325
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(5)                       +9.16%            +2.91%              -3.84%
-----------------------------------------------------------------------------------------------------------
CLASS R                                                  6-MONTH            1-YEAR       INCEPTION (1/2/02)
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return(2)                                -0.37%            +5.62%              -1.60%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return(3)                            -1.36%            +4.62%              -0.57%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(4)                           $9,864           $10,462              $9,840
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(5)                                         +9.72%              -0.59%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 7

ENDNOTES

WHILE STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, THEY TEND TO FLUCTUATE DRAMATICALLY OVER THE SHORT TERM AS A RESULT OF FACTORS AFFECTING INDIVIDUAL COMPANIES, INDUSTRIES OR THE SECURITIES MARKET AS A WHOLE. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN ONE OF THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

(1.) Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(5.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


8 | Semiannual Report

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                           Semiannual Report | 9

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------------
                                                BEGINNING ACCOUNT      ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                           VALUE 4/30/04        VALUE 10/31/04      PERIOD* 4/30/04-10/31/04
-------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000              $  997.80                  $ 7.05
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000              $1,018.15                  $ 7.12
-------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000              $  994.00                  $10.50
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000              $1,014.67                  $10.61
-------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000              $  994.00                  $10.50
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000              $1,014.67                  $10.61
-------------------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000              $  996.30                  $ 8.00
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000              $1,017.19                  $ 8.08
-------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.40%; B: 2.09%; C: 2.09%; and R: 1.59%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


10 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN BLUE CHIP FUND

                                                    --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    OCTOBER 31, 2004                        YEAR ENDED APRIL 30,
CLASS A                                                (UNAUDITED)        2004        2003          2002          2001        2000
                                                    --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............      $  13.63      $  11.17    $  13.05      $  14.80      $  17.90    $  14.41
                                                        ----------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) .................            --          (.02)       (.02)           --           .02          --

 Net realized and unrealized gains (losses) ......          (.03)         2.48       (1.86)        (1.75)        (2.53)       3.97
                                                        ----------------------------------------------------------------------------

Total from investment operations .................          (.03)         2.46       (1.88)        (1.75)        (2.51)       3.97
                                                        ----------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................            --            --          --            --          (.03)       (.01)

 Net realized gains ..............................            --            --          --            --          (.56)       (.47)
                                                        ----------------------------------------------------------------------------
Total distributions ..............................            --            --          --            --          (.59)       (.48)
                                                        ----------------------------------------------------------------------------
Redemption fees ..................................            --(c)         --          --            --            --          --
                                                        ----------------------------------------------------------------------------
Net asset value, end of period ...................      $  13.60      $  13.63    $  11.17      $  13.05      $  14.80    $  17.90
                                                        ============================================================================

Total return(b) ..................................          (.22)%       22.02%     (14.41)%      (11.82)%      (14.22)%     27.96%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................      $178,516      $181,987    $137,174      $146,365      $151,431    $140,685

Ratios to average net assets:

 Expenses ........................................          1.40%(d)      1.41%       1.51%         1.44%         1.36%       1.39%

 Expenses net of waiver and payments
   by affiliate ..................................          1.40%(d)      1.41%       1.51%         1.38%         1.24%       1.23%

 Net investment income (loss) ....................           .07%(d)      (.12)%      (.20)%         .02%          .11%         --

Portfolio turnover rate ..........................         21.10%        55.81%      48.47%        54.85%        73.75%      63.04%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


                      Semiannual Report |See notes to financial statements. | 11

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND (CONTINUED)

                                                   --------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   OCTOBER 31, 2004                        YEAR ENDED APRIL 30,
CLASS B                                              (UNAUDITED)          2004       2003         2002        2001         2000(e)
                                                   --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........       $  13.26        $  10.94   $  12.87     $  14.69    $  17.87     $  16.45
                                                      -----------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) ..............           (.04)           (.10)      (.09)        (.09)       (.09)        (.03)

 Net realized and unrealized gains (losses) ...           (.04)           2.42      (1.84)       (1.73)      (2.53)        1.45
                                                      -----------------------------------------------------------------------------
Total from investment operations ..............           (.08)           2.32      (1.93)       (1.82)      (2.62)        1.42
                                                      -----------------------------------------------------------------------------
Less distributions from net realized gains ....             --              --         --           --        (.56)          --
                                                      -----------------------------------------------------------------------------
Redemption fees ...............................             --(c)           --         --           --          --           --
                                                      -----------------------------------------------------------------------------
Net asset value, end of period ................       $  13.18        $  13.26   $  10.94     $  12.87    $  14.69     $  17.87
                                                      =============================================================================

Total return(b) ...............................           (.60)%         21.21%    (15.00)%     (12.39)%    (14.84)%       8.63%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............       $ 24,178        $ 24,211   $ 15,182     $ 13,979    $ 10,491     $  2,026

Ratios to average net assets:

 Expenses .....................................           2.09%(d)        2.10%      2.15%        2.09%       2.02%        2.06%(d)

 Expenses net of waiver and payments
   by affiliate ...............................           2.09%(d)        2.10%      2.15%        2.03%       1.90%        1.82%(d)

 Net investment income (loss) .................           (.62)%(d)       (.81)%     (.84)%       (.67)%      (.59)%      (7.15)%(d)

Portfolio turnover rate .......................          21.10%          55.81%     48.47%       54.85%      73.75%       63.04%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.

(e)   For the period February 1, 2000 (effective date) to April 30, 2000.


12 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND (CONTINUED)

                                                    --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    OCTOBER 31, 2004                        YEAR ENDED APRIL 30,
CLASS C                                                (UNAUDITED)          2004        2003        2002        2001        2000(e)
                                                    --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........          $ 13.30         $ 10.98     $ 12.91     $ 14.74     $ 17.91    $ 16.45
                                                         ---------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) ..............             (.04)           (.10)       (.09)       (.09)       (.09)      (.03)

 Net realized and unrealized gains (losses) ...             (.04)           2.42       (1.84)      (1.74)      (2.52)      1.49
                                                         ---------------------------------------------------------------------------
Total from investment operations ..............             (.08)           2.32       (1.93)      (1.83)      (2.61)      1.46
                                                         ---------------------------------------------------------------------------
Less distributions from net realized gains ....               --              --          --          --        (.56)        --
                                                         ---------------------------------------------------------------------------
Redemption fees ...............................               --(c)           --          --          --          --         --
                                                         ---------------------------------------------------------------------------
Net asset value, end of period ................          $ 13.22         $ 13.30     $ 10.98     $ 12.91     $ 14.74    $ 17.91
                                                         ===========================================================================

Total return(b) ...............................             (.60)%         21.13%     (14.95)%    (12.42)%    (14.74)%     8.88%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............          $36,672         $39,348     $27,270     $27,685     $19,862    $ 3,608

Ratios to average net assets:

 Expenses .....................................             2.09%(d)        2.10%       2.16%       2.09%       2.02%      2.06%(d)

 Expenses net of waiver and payments
   by affiliate ...............................             2.09%(d)        2.10%       2.16%       2.03%       1.90%      1.82%(d)

 Net investment income (loss) .................             (.62)%(d)       (.81)%      (.85)%      (.68)%      (.59)%    (6.88)%(d)

Portfolio turnover rate .......................            21.10%          55.81%      48.47%      54.85%      73.75%     63.04%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.

(e)   For the period February 1, 2000 (effective date) to April 30, 2000.


                     Semiannual Report | See notes to financial statements. | 13

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND (CONTINUED)

                                                               ---------------------------------------------------------------------
                                                               SIX MONTHS ENDED
                                                               OCTOBER 31, 2004                   YEAR ENDED APRIL 30,
CLASS R                                                           (UNAUDITED)              2004            2003            2002(e)
                                                               ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ....................          $   13.58          $   11.15       $   13.04       $   13.75
                                                                   -----------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) ........................               (.01)              (.04)           (.04)           (.04)

 Net realized and unrealized gains (losses) .............               (.04)              2.47           (1.85)           (.67)
                                                                   -----------------------------------------------------------------
Total from investment operations ........................               (.05)              2.43           (1.89)           (.71)
                                                                   -----------------------------------------------------------------
Redemption fees .........................................              --(c)                 --              --              --
                                                                   -----------------------------------------------------------------
Net asset value, end of period ..........................          $   13.53          $   13.58       $   11.15       $   13.04
                                                                   =================================================================

Total return(b) .........................................               (.37)%            21.79%         (14.49)%         (5.16)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................          $   6,295          $   6,130       $   2,749       $     209

Ratios to average net assets:

 Expenses ...............................................               1.59%(d)           1.60%           1.66%           1.56%(d)

 Net investment income (loss) ...........................               (.12)%(d)          (.31)%          (.35)%          (.84)%(d)

Portfolio turnover rate .................................              21.10%             55.81%          48.47%          54.85%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.

(e)   For the period January 1, 2002 (effective date) to April 30, 2002.


14 | See notes  to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BLUE CHIP FUND                                                   COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 96.7%
    COMMERCIAL SERVICES 1.3%
    Moody's Corp. .................................................        United States        40,000        $    3,112,400
                                                                                                              --------------

    COMMUNICATIONS 3.7%
    SBC Communications Inc. .......................................        United States       100,000             2,526,000
    Verizon Communications Inc. ...................................        United States        90,000             3,519,000
    Vodafone Group PLC, ADR .......................................       United Kingdom       115,000             2,965,850
                                                                                                              --------------
                                                                                                                   9,010,850
                                                                                                              --------------

    CONSUMER DURABLES 1.3%
    D.R. Horton Inc. ..............................................        United States       110,000             3,300,000
                                                                                                              --------------

    CONSUMER NON-DURABLES 5.0%
    Altria Group Inc. .............................................        United States        95,000             4,603,700
    Anheuser-Busch Cos. Inc. ......................................        United States        40,000             1,998,000
    Coca-Cola Co. .................................................        United States        80,000             3,252,800
    Procter & Gamble Co. ..........................................        United States        50,000             2,559,000
                                                                                                              --------------
                                                                                                                  12,413,500
                                                                                                              --------------

    CONSUMER SERVICES 4.1%
    Clear Channel Communications Inc. .............................        United States        47,000             1,569,800
(a) Univision Communications Inc., A ..............................        United States        65,000             2,012,400
    Viacom Inc., B ................................................        United States        85,000             3,101,650
    The Walt Disney Co. ...........................................        United States       130,000             3,278,600
                                                                                                              --------------
                                                                                                                   9,962,450
                                                                                                              --------------

    DISTRIBUTION SERVICES 2.0%
    Cardinal Health Inc. ..........................................        United States        55,000             2,571,250
    Sysco Corp. ...................................................        United States        73,000             2,355,710
                                                                                                              --------------
                                                                                                                   4,926,960
                                                                                                              --------------

    ELECTRONIC TECHNOLOGY 12.0%
(a) Applied Materials Inc. ........................................        United States        85,000             1,368,500
    AU Optronics Corp., ADR .......................................           Taiwan           160,000             1,680,000
    Boeing Co. ....................................................        United States        65,000             3,243,500
(a) Cisco Systems Inc. ............................................        United States       200,000             3,842,000
(a) Dell Inc. .....................................................        United States       110,000             3,856,600
(a) EMC Corp. .....................................................        United States       150,000             1,930,500
    Intel Corp. ...................................................        United States       195,000             4,340,700
(a) KLA-Tencor Corp. ..............................................        United States        40,000             1,821,200
    Linear Technology Corp. .......................................        United States        40,000             1,515,200
(a) Logitech International SA, ADR ................................         Switzerland         40,000             2,082,640
    Nokia Corp., ADR ..............................................           Finland          160,000             2,467,200
    Xilinx Inc. ...................................................        United States        45,000             1,377,000
                                                                                                              --------------
                                                                                                                  29,525,040
                                                                                                              --------------


                                                          Semiannual Report | 15

FRANKLIN STRATEGIC SERIES

----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BLUE CHIP FUND                                                  COUNTRY           SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ENERGY MINERALS 7.6%
    BP PLC, ADR ...................................................       United Kingdom        95,000        $    5,533,750
    Devon Energy Corp. ............................................        United States        45,000             3,328,650
    ExxonMobil Corp. ..............................................        United States       142,000             6,989,240
    Peabody Energy Corp. ..........................................        United States        45,000             2,870,100
                                                                                                              --------------
                                                                                                                  18,721,740
                                                                                                              --------------

    FINANCE 17.5%
    AFLAC Inc. ....................................................        United States        60,000             2,152,800
    American International Group Inc. .............................        United States        40,000             2,428,400
    Bank of America Corp. .........................................        United States       104,000             4,658,160
(a) Berkshire Hathaway Inc., A ....................................        United States            40             3,370,000
    Capital One Financial Corp. ...................................        United States        35,000             2,581,600
    Citigroup Inc. ................................................        United States       145,000             6,433,650
    Federated Investors Inc., B ...................................        United States        90,000             2,609,100
    Fifth Third Bancorp ...........................................        United States        95,000             4,673,050
    Freddie Mac ...................................................        United States       109,000             7,259,400
    Goldman Sachs Group Inc. ......................................        United States        25,000             2,459,500
    Wells Fargo & Co. .............................................        United States        74,000             4,419,280
                                                                                                              --------------
                                                                                                                  43,044,940
                                                                                                              --------------

    HEALTH SERVICES 2.3%
(a) Caremark Rx Inc. ..............................................        United States       100,000             2,997,000
(a) Davita Inc. ...................................................        United States        90,000             2,665,800
                                                                                                              --------------
                                                                                                                   5,662,800
                                                                                                              --------------

    HEALTH TECHNOLOGY 10.0%
(a) Amgen Inc. ....................................................        United States        55,000             3,124,000
(a) Biogen Idec Inc. ..............................................        United States        40,000             2,326,400
    Johnson & Johnson .............................................        United States        80,000             4,670,400
    Medtronic Inc. ................................................        United States        60,000             3,066,600
    Merck & Co. Inc. ..............................................        United States        55,000             1,722,050
    Pall Corp. ....................................................        United States       148,000             3,827,280
    Pfizer Inc. ...................................................        United States       200,000             5,790,000
                                                                                                              --------------
                                                                                                                  24,526,730
                                                                                                              --------------

    INDUSTRIAL SERVICES .7%
    GlobalSantaFe Corp. ...........................................       Cayman Islands        57,000             1,681,500
                                                                                                              --------------

    NON-ENERGY MINERALS 1.4%
    Alcoa Inc. ....................................................        United States        63,000             2,047,500
    Barrick Gold Corp. ............................................           Canada            65,000             1,463,150
                                                                                                              --------------
                                                                                                                   3,510,650
                                                                                                              --------------


16 | Semiannual Report

FRANKLIN STRATEGIC SERIES

----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BLUE CHIP FUND                                                  COUNTRY            SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    PROCESS INDUSTRIES 4.4%
    Bunge Ltd. ........................................................    United States        82,000        $    3,913,860
    Cabot Corp. .......................................................    United States       100,000             3,408,000
 (a)The Scotts Co., A .................................................    United States        55,000             3,532,100
                                                                                                              --------------
                                                                                                                  10,853,960
                                                                                                              --------------

    PRODUCER MANUFACTURING 8.5%
    3M Co. ............................................................    United States        35,000             2,714,950
    General Electric Co. ..............................................    United States       245,000             8,359,400
 (a)Mettler-Toledo International Inc. .................................     Switzerland         85,000             4,071,500
    PACCAR Inc. .......................................................    United States        35,000             2,425,850
    United Technologies Corp. .........................................    United States        35,000             3,248,700
                                                                                                              --------------
                                                                                                                  20,820,400
                                                                                                              --------------

    RETAIL TRADE 7.4%
    Best Buy Co. Inc. .................................................    United States        56,000             3,316,320
 (a)Kohl's Corp. ......................................................    United States        60,000             3,045,600
    Lowe's Cos. Inc. ..................................................    United States        52,000             2,926,560
    Tiffany & Co. .....................................................    United States       105,000             3,079,650
    Wal-Mart Stores Inc. ..............................................    United States       107,000             5,769,440
                                                                                                              --------------
                                                                                                                  18,137,570
                                                                                                              --------------

    TECHNOLOGY SERVICES 4.6%
    First Data Corp. ..................................................    United States        70,000             2,889,600
    International Business Machines Corp. .............................    United States        38,000             3,410,500
    Microsoft Corp. ...................................................    United States        85,000             2,379,150
    Paychex Inc. ......................................................    United States        80,000             2,623,520
                                                                                                              --------------
                                                                                                                  11,302,770
                                                                                                              --------------

    TRANSPORTATION 1.3%
    C.H. Robinson Worldwide Inc. ......................................    United States        58,000             3,128,520
                                                                                                              --------------

    UTILITIES 1.6%
    Entergy Corp. .....................................................    United States        60,000             3,921,600
                                                                                                              --------------

    TOTAL LONG TERM INVESTMENTS (COST $220,442,527)                                                              237,564,380
                                                                                                              --------------

    SHORT TERM INVESTMENTS 3.6%
    MONEY FUND (COST $8,277,562) 3.4%
 (b)Franklin Institutional Fiduciary Trust Money Market Portfolio .....    United States     8,277,562             8,277,562
                                                                                                              --------------


                                                          Semiannual Report | 17

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN BLUE CHIP FUND                                                                  PRINCIPAL AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENTS .2%
(c),(d)Barclays Capital Inc., 1.87%, 11/01/04 (Maturity Value $82,017) ..................        $      82,004        $      82,004
        Collateralized by U.S. Government Agency Securities, 0.00%-6.63%,
         12/08/04-2/15/31
(c),(d)Deutche Bank Securities Inc., 1.88%, 11/01/04
        (Maturity Value $100,021) .......................................................              100,005              100,005
         Collateralized by U.S. Government Agency Securities, 0.00%-7.25%,
          11/01/04-1/15/30
(c),(d)JP Morgan Securities, 1.88%, 11/01/04 (Maturity Value $100,021) ..................              100,005              100,005
        Collateralized by U.S. Government Agency Securities, 2.38%-7.13%,
         7/15/05-1/15/30
(c),(d)Merrill Lynch Government Securities Inc., 1.87%, 11/01/04
        (Maturity Value $100,021) .......................................................              100,005              100,005
         Collateralized by U.S. Government Agency Securities, 0.00%-7.42%,
          11/01/04-11/15/30
(c),(d)Morgan Stanley & Co. Inc., 1.89%, 11/01/04
        (Maturity Value $120,026) .......................................................              120,007              120,007
         Collateralized by U.S. Government Agency Securities, 3.06%-7.01%,
          12/01/06-9/01/34
                                                                                                                      -------------
       TOTAL REPURCHASE AGREEMENTS (COST $502,026) ......................................                                   502,026
                                                                                                                      -------------
       TOTAL INVESTMENTS (COST $229,222,115) 100.3% .....................................                               246,343,968
       OTHER ASSETS, LESS LIABILITIES (.3)% .............................................                                  (682,806)
                                                                                                                      -------------
       NET ASSETS 100.0% ................................................................                             $ 245,661,162
                                                                                                                      =============

(a)   Non-income producing.

(b) See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

(c) Investments from cash collateral received for loaned securities. See Note 1(d).

(d)   See Note 1(c) regarding repurchase agreement(s).


18 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004 (unaudited)

                                                                  -------------
                                                                     FRANKLIN
                                                                     BLUE CHIP
                                                                       FUND
                                                                  -------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ............................        $ 220,944,553
  Cost - Sweep Money Fund (Note 7) .......................            8,277,562
                                                                  -------------
  Value - Unaffiliated issuers ...........................          238,066,406
  Value - Sweep Money Fund (Note 7) ......................            8,277,562
Receivables:
 Investment securities sold ..............................              223,130
 Capital shares sold .....................................              208,239
 Dividends and interest ..................................              203,818
                                                                  -------------
      Total assets .......................................          246,979,155
                                                                  -------------

Liabilities:
 Payables:
  Capital shares redeemed ................................              445,378
  Affiliates .............................................              303,202
 Payable upon return of securities loaned ................              502,026
 Other liabilities .......................................               67,387
                                                                  -------------
      Total liabilities ..................................            1,317,993
                                                                  -------------
       Net assets, at value ..............................        $ 245,661,162
                                                                  -------------

Net assets consist of:
 Undistributed net investment income (loss) ..............        $    (138,249)
 Net unrealized appreciation (depreciation) ..............           17,121,853
 Accumulated net realized gain (loss) ....................          (29,659,616)
 Capital shares ..........................................          258,337,174
                                                                  -------------
       Net assets, at value ..............................        $ 245,661,162
                                                                  =============


                     Semiannual Report | See notes to financial statements. | 19

FRANKLIN STRATEGIC SERIES

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2004 (unaudited)

                                                                                     ------------
                                                                                       FRANKLIN
                                                                                       BLUE CHIP
                                                                                         FUND
                                                                                     ------------
CLASS A:
 Net assets, at value .......................................................        $178,515,961
                                                                                     ------------
 Shares outstanding .........................................................          13,129,623
                                                                                     ------------
 Net asset value per share(a) ...............................................        $      13.60
                                                                                     ------------
 Maximum offering price per share (net asset value per share / 94.25%) ......        $      14.43
                                                                                     ------------
CLASS B:
 Net assets, at value .......................................................        $ 24,177,598
                                                                                     ------------
 Shares outstanding .........................................................           1,834,193
                                                                                     ------------
 Net asset value and maximum offering price per share(a) ....................        $      13.18
                                                                                     ------------
CLASS C:
 Net assets, at value .......................................................        $ 36,672,272
                                                                                     ------------
 Shares outstanding .........................................................           2,773,645
                                                                                     ------------
 Net asset value and maximum offering price per share(a) ....................        $      13.22
                                                                                     ------------
CLASS R:
 Net assets, at value .......................................................        $  6,295,331
                                                                                     ------------
 Shares outstanding .........................................................             465,192
                                                                                     ------------
 Net asset value and maximum offering price per share(a) ....................        $      13.53
                                                                                     ------------

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.


20 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

STATEMENT OF OPERATIONS
for the six months ended October 31, 2004 (unaudited)

                                                                                                -----------
                                                                                                  FRANKLIN
                                                                                                  BLUE CHIP
                                                                                                    FUND
                                                                                                -----------
Investment income:
 Dividends
  Unaffiliated issuers ..............................................................           $ 1,787,029
  Sweep Money Fund (Note 7) .........................................................                24,740
 Interest ...........................................................................                37,638
                                                                                                -----------
      Total investment income .......................................................             1,849,407
                                                                                                -----------
Expenses:
 Management fees (Note 3) ...........................................................               936,696
 Distribution fees: (Note 3)
  Class A ...........................................................................               280,990
  Class B ...........................................................................               121,618
  Class C ...........................................................................               193,266
  Class R ...........................................................................                15,777
 Transfer agent fees (Note 3) .......................................................               367,226
 Custodian fees (Note 4) ............................................................                 2,800
 Reports to shareholders ............................................................                26,782
 Registration and filing fees .......................................................                24,768
 Professional fees ..................................................................                10,728
 Trustees' fees and expenses ........................................................                 1,735
 Other ..............................................................................                 5,271
                                                                                                -----------
      Total expenses ................................................................             1,987,657
      Expense reductions (Note 4) ...................................................                    (1)
                                                                                                -----------
       Net expenses .................................................................             1,987,656
                                                                                                -----------
        Net investment income (loss) ................................................              (138,249)
                                                                                                -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .......................................................................             3,678,861
  Foreign currency transactions .....................................................                   528
                                                                                                -----------
       Net realized gain (loss) .....................................................             3,679,389
 Net change in unrealized appreciation (depreciation) on investments ................            (4,520,442)
                                                                                                -----------
Net realized and unrealized gain (loss) .............................................              (841,053)
                                                                                                -----------
Net increase (decrease) in net assets resulting from operations .....................           $  (979,302)
                                                                                                ===========


                     Semiannual Report | See notes to financial statements. | 21

FRANKLIN STRATEGIC SERIES

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended October 31, 2004 (unaudited) and the year ended April 30, 2004

                                                                                             ------------------------------------
                                                                                                    FRANKLIN BLUE CHIP FUND
                                                                                             ------------------------------------
                                                                                             SIX MONTHS ENDED        YEAR ENDED
                                                                                             OCTOBER 31, 2004      APRIL 30, 2004
                                                                                             ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .......................................................         $    (138,249)      $    (714,853)
  Net realized gain (loss) from investments and foreign currency transactions ........             3,679,389           8,615,041
  Net change in unrealized appreciation (depreciation) on investments ................            (4,520,442)         35,111,527
                                                                                               ----------------------------------
      Net increase (decrease) in net assets resulting from operations ................              (979,302)         43,011,715
 Capital share transactions: (Note 2)
   Class A ...........................................................................            (2,919,871)         13,751,957
   Class B ...........................................................................               113,515           5,351,631
   Class C ...........................................................................            (2,411,318)          4,572,463
   Class R ...........................................................................               181,866           2,613,899
                                                                                               ----------------------------------
 Total capital share transactions ....................................................            (5,035,808)         26,289,950
 Redemption fees .....................................................................                   235                  --
                                                                                               ----------------------------------
      Net increase (decrease) in net assets ..........................................            (6,014,875)         69,301,665
Net assets:
 Beginning of period .................................................................           251,676,037         182,374,372
                                                                                               ----------------------------------
 End of period .......................................................................         $ 245,661,162       $ 251,676,037
                                                                                               ----------------------------------
Undistributed net investment income (loss) included in net assets:
 End of period .......................................................................         $    (138,249)      $          --
                                                                                               ----------------------------------


22 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN BLUE CHIP FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Blue Chip Fund (the Fund) is a separate, diversified series of Franklin Strategic Series (the Trust), consisting of twelve separate series. The Trust is an open-end investment company registered under the Investment Company Act of 1940. The financial statements of the remaining funds in the Trust are presented separately. The Fund seeks capital growth. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost. All security valuation procedures are approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


                                                          Semiannual Report | 23

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

C. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At October 31, 2004, all repurchase agreements held by the Fund had been entered into on October 29, 2004.

D. SECURITIES LENDING

The Fund loans securities to certain brokers through a securities lending agent for which it received cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. The collateral is invested in short-term instruments as noted in the Statement of Investments. The Fund received interest income of $37,638 from the investment of cash collateral, adjusted by lender fees and broker rebates. The Fund bears the risk of loss with respect to the investment of the collateral and the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.


24 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital as noted in the Statements of Changes in Net Assets.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Class R. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                    ------------------------------------------------------------------
                                                          SIX MONTHS ENDED                          YEAR ENDED
                                                           OCTOBER 31, 2004                       APRIL 30, 2004
                                                    ------------------------------------------------------------------
                                                      SHARES             AMOUNT              SHARES          AMOUNT
                                                    ------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ...........................             1,306,718       $ 17,734,780         4,274,744      $ 55,093,472
 Shares redeemed .......................            (1,530,675)       (20,654,651)       (3,198,089)      (41,341,515)
                                                    ------------------------------------------------------------------
 Net increase (decrease) ...............              (223,957)      $ (2,919,871)        1,076,655      $ 13,751,957
                                                    ==================================================================


                                                          Semiannual Report | 25

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                        ---------------------------------------------------------------
                                                SIX MONTHS ENDED                     YEAR ENDED
                                                OCTOBER 31, 2004                   APRIL 30, 2004
                                            SHARES            AMOUNT        SHARES             AMOUNT
                                        ---------------------------------------------------------------
CLASS B SHARES:
 Shares sold .......................       204,826        $  2,687,891       777,634      $  9,715,147
 Shares redeemed ...................      (196,769)         (2,574,376)     (338,742)       (4,363,516)
                                        ---------------------------------------------------------------
 Net increase (decrease) ...........         8,057        $    113,515       438,892      $  5,351,631
                                        ===============================================================
CLASS C SHARES:
 Shares sold .......................       323,168        $  4,275,354     1,864,498      $ 22,885,105
 Shares redeemed ...................      (508,249)         (6,686,672)   (1,389,772)      (18,312,642)
                                        ---------------------------------------------------------------
 Net increase (decrease) ...........      (185,081)       $ (2,411,318)      474,726      $  4,572,463
                                        ===============================================================
CLASS R SHARES:
 Shares sold .......................        74,736        $  1,005,580       308,406      $  3,949,469
 Shares redeemed ...................       (60,998)           (823,714)     (103,387)       (1,335,570)
                                        ---------------------------------------------------------------
 Net increase (decrease) ...........        13,738        $    181,866       205,019      $  2,613,899
                                        ===============================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

-------------------------------------------------------------------------------------------------------
ENTITY                                                             AFFILIATION
-------------------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                  Investment manager
Franklin Templeton Services LLC (FT Services)                      Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)                Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)       Transfer agent

A. MANAGEMENT FEE

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

-------------------------------------------------------------------------------------------------------
  ANNUALIZED FEE RATE         NET ASSETS
-------------------------------------------------------------------------------------------------------
         .750%                First $500 million
         .625%                Over $500 million, up to and including $1 billion
         .500%                Over $1 billion

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Effective November 1, 2004, Advisers has agreed to limit its management fee.


26 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. DISTRIBUTION FEES

The Funds reimburse Distributors up to .35%, 1.00%, 1.00% and .50% per year of the average daily net asset Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Funds' shares under a Rule 12b-1 plan. Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sale of the Fund's shares for the period:

Sales charges received ....................................              $38,768
Contingent deferred sales charges retained ................              $29,261

D. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $367,226, of which $263,393 was paid to Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2004, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At April 30, 2004, the Fund had tax basis capital losses of $29,471,741 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2010 .....................................................       $   12,995,606
 2011 .....................................................           16,476,135
                                                                  --------------
                                                                  $   29,471,741
                                                                  ==============

At April 30, 2004, the Fund had deferred capital losses occurring subsequent to October 31, 2003 of $1,197,162. For tax purposes, such losses will be reflected in the year ending April 30, 2005.


                                                          Semiannual Report | 27

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND

5. INCOME TAXES (CONTINUED)

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and wash sales.

At October 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments .....................................         $ 231,892,217
                                                                  -------------
Unrealized appreciation .................................         $  29,973,039
Unrealized depreciation .................................           (15,521,288)
                                                                  -------------
Net unrealized appreciation (depreciation) ..............         $  14,451,751
                                                                  =============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended October 31, 2004 aggregated $51,783,649 and $57,310,063, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. REGULATORY MATTERS

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS

A. INVESTIGATIONS

As part of various investigations by the Securities and Exchange Commission ("SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, Inc. ("NASD") relating to certain practices in the mutual fund industry, including late trading, market timing and market support payments to


28 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND

8. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

A. INVESTIGATIONS (CONTINUED)

securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees provided documents and information in response to these requests and subpoenas. In addition, the Company has responded, and in one instance, is currently responding to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

Franklin Templeton Investments Corp. ("FTIC"), a Company subsidiary and the investment manager of Franklin Templeton's Canadian mutual funds, has been cooperating with and responding to requests for information from the Ontario Securities Commission (the "OSC") relating to the OSC's review of frequent trading practices within the Canadian mutual fund industry. On December 10, 2004, FTIC received a letter indicating that the staff of the OSC is contemplating enforcement proceedings against FTIC before the OSC. In its letter, the OSC staff expressed the view that, over the period of February 1999 to February 2003, there were certain accounts that engaged in a frequent trading market timing strategy in certain funds being managed by FTIC. The letter also gave FTIC the opportunity to respond to the issues raised in the letter and to provide the OSC staff with additional information relevant to these matters. The Company expects to enter into discussions with the OSC staff in an effort to resolve the issues raised in the OSC's review. The Company cannot predict the likelihood of whether those discussions will result in a settlement, or the terms of any such settlement.

On December 9, 2004, the staff of the NASD informed the Company that it has made a preliminary determination to recommend a disciplinary proceeding against Franklin/Templeton Distributors, Inc. ("FTDI"), alleging that FTDI violated certain NASD rules by the use of directed brokerage commissions to pay for sales and marketing support. FTDI has also received a separate letter from the NASD staff advising FTDI of the NASD staff's preliminary determination to recommend a disciplinary proceeding against FTDI alleging violation of certain NASD rules relating to FTDI's Top Producers program. The Company believes that any such charges are unwarranted.

B. SETTLEMENTS

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc. reached an agreement with the SEC that resolved the issues resulting from the SEC's investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and


                                                          Semiannual Report | 29

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND

8. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

B. SETTLEMENTS (CONTINUED)

203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to the administrative complaint filed on February 4, 2004. The administrative complaint concerned one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statement of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a


30 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND

8. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

B. SETTLEMENTS (CONTINUED)

new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that FTDI reached an agreement with the California Attorney General's Office ("CAGO"), resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. The Company believes that the settlement of the CAGO matter is in the best interest of the Company and its fund shareholders. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to Franklin Templeton funds and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Order").

The Company believes that the settlement of this matter is in the best interest of the Company and its fund shareholders. Under the terms of the Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

OTHER LEGAL PROCEEDINGS

The Trust, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Various subsidiaries of Franklin Resources, Inc., as well as certain funds managed by those subsidiaries, have also been


                                                          Semiannual Report | 31

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND

8. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

named in multiple lawsuits filed in state courts in Illinois. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or the Company. Additionally, FTIC was recently served with a class action market timing complaint in Quebec, Canada.

In addition, the Company, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of the funds' shareholders.


32 | Semiannual Report

FRANKLIN STRATEGIC SERIES

SHAREHOLDER INFORMATION

FRANKLIN BLUE CHIP FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 33

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS
INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet
  Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government
  Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 5,6
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products
  Trust 10

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders and select retirement plans. 3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

11/04                                          Not part of the semiannual report

    [LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
    INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906


[box]  WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
       Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.



SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN BLUE CHIP FUND


INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



483 S2004 12/04







[GRAPHIC OMITTED]
                                                   OCTOBER 31, 2004
--------------------------------------------------------------------------------
                                         A series of Franklin Strategic Series


--------------------------------------------------------------------------------
                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                     INCOME
--------------------------------------------------------------------------------

                                    FRANKLIN
                              STRATEGIC INCOME FUND

                                                   WANT TO RECEIVE
                                                   THIS DOCUMENT
                                                   FASTER VIA EMAIL?

                                                   Eligible shareholders can
                                                   sign up for edelivery at
                                                   franklintempleton.com.
                                                   See inside for details.
--------------------------------------------------------------------------------

           [LOGO
         OMITTED]
 FRANKLIN(R) TEMPLETON(R)
        INVESTMENTS
  FRANKLIN O TEMPLETON O
       MUTUAL SERIES

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.


SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.


TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Not part of the semiannual report

                                    CONTENTS

SHAREHOLDER LETTER ........................................................    1

SPECIAL FEATURE:

Interest Rates and Your Fixed Income Investments ..........................    3

SEMIANNUAL REPORT

Franklin Strategic Income Fund ............................................    8

Performance Summary .......................................................   13

Your Fund's Expenses ......................................................   16

Financial Highlights and Statement of Investments .........................   18

Financial Statements ......................................................   32

Notes to Financial Statements .............................................   36

Shareholder Information ...................................................   47

--------------------------------------------------------------------------------

SHAREHOLDER LETTER

Dear Shareholder:

Solid domestic economic growth, higher corporate earnings and greater business spending became more evident during the six months ended October 31, 2004. Although these factors were favorable for financial markets, record high oil prices and an uncertain presidential election appeared to dampen the markets. The Dow Jones Industrial Average returned -0.92% and the Standard & Poor's 500 Composite Index (S&P 500) returned 2.96% for the period under review.(1) Although volatile, most bond markets had solid returns. In response to the strong economy and nascent inflationary pressures, the Federal Reserve Board made quarter percentage point hikes to the federal funds target rate in June, August and September 2004, raising the rate to 1.75%. We found encouraging signs in economic indicators and continue to hold a positive long-term outlook for financial markets.

Although future economic and market developments are impossible to predict, as an investor, you can follow certain basic principles in planning for future needs. First, investing for the long term is important so that you can better weather short-term market ups and downs. Second, by choosing a mutual fund that

(1.) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price-weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

--------------------------------------------------------------------------------

EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                           Not part of the semiannual report | 1

--------------------------------------------------------------------------------
STATEMENT ON CURRENT INDUSTRY ISSUES

In our efforts to fulfill our ongoing commitment to provide you with timely and accurate information, we have prepared a statement on current industry issues as they pertain to Franklin Resources, Inc., and our subsidiary companies (Franklin Templeton Investments). You can find the most updated "Statement on Current Industry Issues" and a detailed Q&A at franklintempleton.com, or call us at 1-800/632-2301.
--------------------------------------------------------------------------------

comprises a range of holdings, you can use diversification to help manage investment risk. Third, it may make sense to follow a regular investment plan, also called dollar-cost averaging. By investing a certain amount of money monthly or quarterly, you can take advantage of market dips without worrying about when they will occur. Your money buys more shares when the price is low and fewer when the price is high, which can mean a lower average cost per share over time. Remember, however, to consider your financial ability to continue purchases through times of low price levels or changing economic conditions before committing to such a strategy. Dollar-cost averaging does not guarantee a profit or eliminate risk, and it will not protect you from a loss if you sell shares at a market low. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

In the enclosed semiannual report for Franklin Strategic Income Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Strategic Series

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF OCTOBER 31, 2004. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

SPECIAL FEATURE

INTEREST RATES AND YOUR FIXED INCOME INVESTMENTS

AT FRANKLIN TEMPLETON, WE KNOW WE CAN'T CONTROL THE ECONOMIC ENVIRONMENT OR THE DIRECTION OF INTEREST RATES. THAT'S WHY WE MANAGE OUR FIXED INCOME FUNDS WITH A LONG-TERM OUTLOOK, WITH THE OVERALL GOAL OF PROVIDING OUR SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT. THIS STRATEGY HAS HELPED FRANKLIN TEMPLETON BECOME A LEADER IN FIXED INCOME INVESTMENT MANAGEMENT.

UNDERSTANDING INTEREST RATE FLUCTUATIONS

Q.   WHAT CAUSES INTEREST RATES TO RISE AND FALL?

A. The Federal Reserve Board controls the federal funds target rate, which in turn influences the market for shorter-term securities. The Fed closely monitors the economy and has the power to raise or lower the fed funds rate in order to keep inflation in check or to help stimulate the economy. The fed funds rate is the rate that banks charge other banks for overnight loans.

     Longer-term interest rates, as represented by yields of the 10-year or 30-year Treasury bond, are market-driven and tend to move in anticipation of changes in the economy and inflation.

Q.   HOW DO CHANGES IN INTEREST RATES AFFECT BOND PRICES?

A. Typically, bond prices and interest rates move in opposite directions. This means that when interest rates rise, bond prices fall, and conversely, when rates decline, bond prices tend to rise in value.

     HERE'S WHY: Suppose you invest $1,000 in a 10-year U.S. Treasury bond with a 5% yield. That interest rate is fixed, but prevailing interest rates change with economic conditions--especially the rate of inflation. After five years, you decide to sell the bond, but interest rates have risen and similar new bonds are now paying 7%. Obviously, no one wants to pay $1,000 for a bond yielding 5% when a higher-yielding bond costs the same. So the bond's value has decreased.

     When interest rates decrease, the reverse happens. If interest rates had fallen and new Treasury bonds with similar maturities were yielding 4%, you could sell your 5% bond for more than your purchase price. As the diagram on the next page shows, generally speaking, the prices of longer-term bonds are more sensitive to changing interest rates.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                           Not part of the semiannual report | 3

                                [GRAPHIC OMITTED]

     Likewise, the share price of a fixed income mutual fund may move up or down, depending on movements in interest rates and their effect on the value of the bonds held in the fund's portfolio. Bond prices generally move in the opposite direction from interest rates. Thus, as the prices of bonds in the fund adjust to arise in interest rates, the fund's share price may decline.

     Investors in fixed income mutual funds should also remember that because they invest in a professionally managed portfolio of bonds, the amount of interest income received by the fund will vary as individual bonds in the portfolio are bought and sold. Therefore, even though a fund's share price may decline when interest rates increase, the amount of income the fund pays could actually increase over time. This situation can occur when new bonds with higher interest rates are added to the fund, and those with lower interest rates are sold.

Q. HOW DO INTEREST RATE CHANGES AFFECT DIFFERENT SECTORS OF THE FIXED INCOME MARKET?

A. U.S. government bonds and government agency bonds tend to be the most sensitive to interest rate fluctuations because of their high credit quality. Municipal bonds are similarly affected, since risk of default is typically less of a concern.

     Corporate bonds may react differently, depending on the credit quality of the issue. For example, high-yield corporate bonds tend to be affected more by changes in company fundamentals than interest rate fluctuations, since credit quality is more of a factor. International bonds also tend to react to credit fundamentals as well as currency changes and foreign economic conditions rather than U.S. interest rates.

     Because of these differences, it may make sense to diversify the fixed income allocation of your portfolio, just as you would diversify the equity portion of your portfolio.


4 | Not part of the semiannual report

Q.   WHY FIXED INCOME?--INCOME AND DIVERSIFICATION

A. It's important to remember the reasons to own fixed income funds don't change with the market. In addition to providing monthly income, fixed income funds are also an important component of a diversified portfolio. Because the bond and stock markets often behave very differently, fixed income funds can play a key role in helping to reduce the impact of stock market volatility on your overall portfolio. Also, generally speaking, bonds have been less volatile.(1) While the long-term gains of bonds have not been as substantial as those of stocks, they have tended to be more consistent and thus less volatile.

     INCOME HAS ITS ADVANTAGES

     While a bond's price will fluctuate with interest rate changes, it's important to remember that price movement is only part of the picture. Bond investors also receive income, which historically has comprised the vast majority of a bond's total return. Total return includes a bond's price movement (capital appreciation or depreciation) and the income the bond generates.

INCOME: AN IMPORTANT COMPONENT OF TOTAL RETURN(2)

For the 20-Year Period Ended October 31, 2004

  [THE FOLLOWING TABLE WAS REPRESENTED AS PIE CHARTS IN THE PRINTED MATERIAL.]

                                               % of Total Return
Government Bonds
   Income ..................................           94%
   Appreciation on Initial Investment ......            6%

Municipal Bonds
   Income ..................................           89%
   Appreciation on Initial Investment ......           11%

Corporate Bonds
   Income ..................................           94%
   Appreciation on Initial Investment ......            6%

THE CHARTS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND DO NOT REPRESENT THE PERFORMANCE OF ANY FRANKLIN TEMPLETON FUND.

(1.) Source: Lehman Brothers and S&P Micropal. Based on standard deviations of the Lehman Brothers U.S. Aggregate Index and the S&P 500 Index for the 25 years ended 10/31/04.

(2.) Source: Lehman Brothers U.S. Government Bond Index, Municipal Bond Index,
     U.S. Credit Index, 10/31/04. Total return includes compounded income and capital appreciation over the 20-year period ended 10/31/04. Indexes are unmanaged. One cannot invest in an index. Past performance does not guarantee future results.


                                           Not part of the semiannual report | 5

Because bonds generally pay interest whether prices move up, down or stay the same, bond yields can help to cushion overall total return in down years. The graph below includes a year-by-year breakdown of the total return of the Lehman Brothers U.S. Government/Credit Index. Although the prices of these bonds declined in 4 of the 10 years illustrated, the bonds' income helped offset the price movements. In fact, after considering income, only 2 of the 10 years experienced a negative return--and income reduced these losses an average of 71%. Please remember, past performance does not guarantee future results.

INCOME ACTS AS A CUSHION(3)

Lehman Brothers U.S. Government/Credit Index
Income, Price Gain/Loss and Total Return January 1, 1994--December 31, 2003

Total return includes a bond's price movement and the income the bond generates. Because bonds generally pay interest whether prices move up or down, bond yields can help cushion overall total return in down years.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                 1994   1995   1996   1997   1998   1999   2000   2001   2002   2003
                -----   ----   ----   ----   ----   ----   ----   ----   ----   ----
Income Return     7.0%   7.7%   7.4%  7.6%   7.0%    6.7%   7.2%  7.5%    6.1%   6.4%

Price Return    -10.5%  11.5%  -4.5%  2.2%   2.5%   -8.8%   4.7%  1.0%    4.9%  -1.7%

Total Return     -3.5%  19.2%   2.9%  9.8%   9.5%   -2.1%  11.9%  8.5%   11.0%   4.7%

THE CHART IS FOR ILLUSTRATIVE PURPOSES ONLY AND DOES NOT REPRESENT THE PERFORMANCE OF ANY FRANKLIN TEMPLETON FUND.

PUTTING IT ALL INTO PERSPECTIVE

Although it's impossible to predict the exact timing and direction of interest rate changes, it's certain that fluctuations will occur. The following strategies may help you manage any price fluctuations in your mutual fund investment caused by changing interest rates.

(3.) Source: Lehman Brothers U.S. Government/Credit Index. Returns include reinvestment of interest. Indexes are unmanaged. One cannot invest in an index. Past performance does not guarantee future results.


6 | Not part of the semiannual report

INVEST FOR THE LONG TERM

For the portion of assets you won't need in the near future, maintaining a long-term perspective can help you ride out many of the bumps caused by fluctuating interest rates.

USE DOLLAR-COST AVERAGING

You may reduce your overall cost of purchasing fund shares by investing in securities at regular intervals. By investing the same amount of money at regular intervals, regardless of fluctuating price levels, you'll buy more shares when prices are low and fewer when prices are high. In the end, your average cost per share may be less than the average price per share for the period in which you made your purchases. However, dollar-cost averaging does not guarantee a profit or protect against a loss during declining markets, and you should also consider your financial ability to continue purchases through periods of low and high price levels or changing economic conditions.

REINVEST YOUR DIVIDENDS

You may opt to reinvest your dividends or capital gain distributions automatically. In doing so, you can purchase additional shares of the fund, increasing the number of shares of your investment. Or, you also might consider redirecting your dividends automatically from one mutual fund to another. For example, you may be able to reinvest the monthly dividends from your fixed income mutual fund into an equity fund for potential capital appreciation.

UTILIZE THE SERVICES OF A FINANCIAL ADVISOR

The key to a sound investment strategy is to develop a long-term plan that suits your needs and stick with it. A financial advisor is an important source of investment expertise and can help you construct an investment portfolio to best meet your individual objectives.

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS


                           TI INT2 12/04 | Not part of the semiannual report | 7

SEMIANNUAL REPORT

FRANKLIN STRATEGIC INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Strategic Income Fund seeks a high level of current income, with capital appreciation over the long term as a secondary objective. The Fund uses an active asset allocation process and invests in securities of U.S. and foreign governments, U.S. and foreign high yield and investment-grade fixed income securities, mortgage- and other asset-backed securities, preferred stock, and income-producing securities convertible into common stock.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Strategic Income Fund's semiannual report for the period ended October 31, 2004.

PERFORMANCE OVERVIEW

Franklin Strategic Income Fund - Class A posted a +6.75% cumulative total return for the six months under review. The Fund outperformed its benchmark, the Lehman Brothers U.S. Aggregate Index, which had a 4.23% total return for the same period.(1) The Fund also outperformed its peers as measured by the Lipper Multi-Sector Income Funds Objective Average's 5.92% six-month total return.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 13.

(1.) Source: Lehman Brothers Inc. The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2.) Source: Lipper Inc. The Lipper Multi-Sector Income Funds Objective Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the six-month period ended 10/31/04, there were 114 funds in this category. Lipper calculations do not include sales charges, but include reinvestment of any income or distributions. Fund performance relative to the average may have differed if these or other factors had been considered. Past performance does not guarantee future results. One cannot invest directly in a Lipper Average, nor is the average representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 23.


8 | Semiannual Report

ECONOMIC AND MARKET OVERVIEW

Over the past six months, much focus was on the employment picture and its resulting effects on the consumer. October's nonfarm payroll statistic was quite strong, and beat economists' expectations for job growth. Although this surprised many, underlying growth fundamentals for the employment markets were reflected in many of the other surveys, such as the National Federation of Independent Businesses (NFIB) survey. This one was particularly interesting, because small businesses historically have created about two-thirds of all new jobs.(3) During the period under review, more jobs combined with reductions in income tax helped to increase consumers' disposable income and allowed them to continue spending. That spending kept the economy growing.

Increases in business spending also contributed to economic growth. After steadily declining in 2001 and 2002, business spending posted strong results during 2004. For example, nonresidential investment spending increased 12.5% and 12.9% in the second and third quarters of 2004.(4) Historically low interest rates during the reporting period allowed many businesses the opportunity to refinance their old debt at more attractive levels. This helped enhance business operating performance, and corporate profits reflected this data. Many corporate debt products also benefited from this improvement. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

Although energy prices rose 8.1% for the period under review, the core Consumer Price Index, a measure of inflation excluding food and energy costs, rose a more subdued 2.0% for the 12 months ended October 31, 2004.(5) Expected inflation is a key determinant of interest rates, and this environment contributed to the continued low interest rate level during the period. Short- and long-term interest rates fluctuated during the period, and the 10-year U.S. Treasury yield moved from 4.53% at the beginning of the period to 4.05% on October 31, 2004.

The general interest rate decline over the past few years has helped to provide a certain amount of stimulus to consumers and businesses. Although the Federal Reserve Board raised the federal funds target rate during the period, other sources of economic stimulus remained, including positive employment data as well as business strength.

(3.) Source: Dennis, William J., Jr., NFIB Research Foundation, "The Public
     Reviews Small Business," 8/04.

(4.) Source: Bureau of Economic Analysis.

(5.) Source: Bureau of Labor Statistics.


                                                           Semiannual Report | 9

DIVIDEND DISTRIBUTIONS*
5/1/04-10/31/04

---------------------------------------------------------------------------------
                                      DIVIDEND PER SHARE
            ---------------------------------------------------------------------
MONTH         CLASS A       CLASS B       CLASS C       CLASS R     ADVISOR CLASS
---------------------------------------------------------------------------------
May          5.40 cents    5.05 cents    5.06 cents    5.20 cents     5.61 cents
---------------------------------------------------------------------------------
June         5.40 cents    5.07 cents    5.07 cents    5.20 cents     5.61 cents
---------------------------------------------------------------------------------
July         5.40 cents    5.07 cents    5.07 cents    5.20 cents     5.60 cents
---------------------------------------------------------------------------------
August       5.40 cents    5.07 cents    5.07 cents    5.20 cents     5.61 cents
---------------------------------------------------------------------------------
September    5.40 cents    5.06 cents    5.07 cents    5.21 cents     5.61 cents
---------------------------------------------------------------------------------
October      5.40 cents    5.06 cents    5.07 cents    5.21 cents     5.61 cents
---------------------------------------------------------------------------------
TOTAL       32.40 CENTS   30.38 CENTS   30.41 CENTS   31.22 CENTS    33.65 CENTS
---------------------------------------------------------------------------------

* Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

INVESTMENT STRATEGY

The Fund uses an active asset allocation strategy, investing across the fixed income market in sectors including high yield and investment grade corporate bonds, international developed and emerging market bonds, U.S. government and agency securities, mortgage- and other asset-backed securities, convertible securities and preferred stocks. In addition to our bottom-up fundamental analysis of market sectors, industries and issuers, we evaluate country risk, business cycles, yield curves, and values between and within markets as part of our portfolio construction process.

MANAGER'S DISCUSSION

Over the past six months the overall decline in domestic interest rates drove relatively healthy total return performance across the fixed income markets and aided the Fund's overall results. Treasury-sensitive fixed income sectors, such as U.S. government bonds and mortgage-backed securities, were direct beneficiaries of the 10-year Treasury's interest rate decline. Nonetheless, these sectors underperformed certain of the higher-yielding "spread" sectors, such as high yield corporate and emerging market debt securities, in the fixed income markets during the period. Within the Fund's portfolio, we held a relatively underweighted position in U.S. government bonds during the period, as we found more attractive investment opportunities in other sectors, while holding a somewhat larger exposure to mortgage and other asset-backed securities because we favored the additional yield pickup offered by those assets during the recent bond market environment.

Two of the top-performing fixed income sectors during the period were high yield corporate bonds and emerging market debt securities. For high yield bonds,


10 | Semiannual Report

PORTFOLIO BREAKDOWN
Based on Total Net Assets

--------------------------------------------------------------------------------
                                                              10/31/04   4/30/04
--------------------------------------------------------------------------------
High Yield Corporate Bonds & Preferred Stocks                   40.0%     39.7%
--------------------------------------------------------------------------------
Mortgages & Other Asset-Backed Bonds                            12.6%     12.0%
--------------------------------------------------------------------------------
International Developed Country Bonds (non-$US)                 11.8%     13.1%
--------------------------------------------------------------------------------
Emerging Market Bonds ($US)                                     10.3%     10.7%
--------------------------------------------------------------------------------
Other International Bonds (non-$US)                              8.1%      6.1%
--------------------------------------------------------------------------------
Investment Grade Corporate Bonds                                 5.4%      7.2%
--------------------------------------------------------------------------------
U.S. Government & Agency Bonds                                   3.9%      3.9%
--------------------------------------------------------------------------------
Convertible Securities                                           1.5%      1.8%
--------------------------------------------------------------------------------
Common Stocks & Warrants                                         0.1%      0.1%
--------------------------------------------------------------------------------
Municipal Bonds                                                  0.0%      1.4%
--------------------------------------------------------------------------------
Short-Term Investments & Other Net Assets                        6.3%      4.0%
--------------------------------------------------------------------------------

the supportive fundamental credit trends that emerged in 2003 continued into 2004, with default rates moving lower, operating results showing year-over-year improvements, and corporate liquidity remaining strong. As a result, high yield corporate bond spreads over Treasuries, a common valuation metric in that market, declined from 4.4% on April 30, 2004, to 4.1% by period-end, driving the solid performance for the asset class. High yield bonds represented the Fund's largest sector weighting throughout the period, given our favorable view on corporate credit fundamentals. Emerging market bonds rebounded from a spring 2004 sell-off and posted strong results through period-end. In general, relative political stability, access to capital markets (the ability to raise money by issuing debt) and, for certain countries, higher revenues from rising oil prices, also caused yield spreads to narrow for this sector compared with Treasuries. The Fund maintained a more moderate exposure to U.S. dollar-denominated emerging market bonds during this reporting period than in the previous period, however, considering spreads that were near historically tight levels.

Non-dollar government bonds represented the Fund's second-largest sector allocation at period-end, at 19.9% of total net assets. The U.S. dollar continued to lose value in a long weakening trend that began in 2002. The growing U.S. fiscal and current account deficits required increasing levels of domestic and foreign funding to cover the shortfalls. Therefore, U.S. dollar weakness versus various foreign currencies led to relatively robust returns from international foreign currency government bonds (in both developed and developing markets). Consequently, the Fund's non-dollar foreign government bond positions, in developed countries such as in Europe as well as in certain emerging markets such as South Korea, provided solid returns during the six-month period.


                                                          Semiannual Report | 11

Thank you for your continued participation in Franklin Strategic Income Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]   /s/ Christopher J. Molumphy

                  Christopher J. Molumphy, CFA


[PHOTO OMITTED]   /s/ Eric G. Takaha

                  Eric G. Takaha, CFA
                  Portfolio Management Team
                  Franklin Strategic Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 | Semiannual Report

PERFORMANCE SUMMARY AS OF 10/31/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A                                              CHANGE   10/31/04   4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$0.34    $10.43     $10.09
--------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/04-10/31/04)
--------------------------------------------------------------------------------
Dividend Income                            $0.3240
--------------------------------------------------------------------------------
CLASS B                                              CHANGE   10/31/04   4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$0.34    $10.46     $10.12
--------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/04-10/31/04)
--------------------------------------------------------------------------------
Dividend Income                            $0.3038
--------------------------------------------------------------------------------
CLASS C                                              CHANGE   10/31/04   4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$0.34    $10.43     $10.09
--------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/04-10/31/04)
--------------------------------------------------------------------------------
Dividend Income                            $0.3041
--------------------------------------------------------------------------------
CLASS R                                              CHANGE   10/31/04   4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$0.34    $10.41     $10.07
--------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/04-10/31/04)
--------------------------------------------------------------------------------
Dividend Income                            $0.3122
--------------------------------------------------------------------------------
ADVISOR CLASS                                        CHANGE   10/31/04   4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$0.34    $10.43     $10.09
--------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/04-10/31/04)
--------------------------------------------------------------------------------
Dividend Income                            $0.3365
--------------------------------------------------------------------------------


                                                          Semiannual Report | 13

PERFORMANCE(1)

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------------------
CLASS A                               6-MONTH           1-YEAR   5-YEAR         10-YEAR
--------------------------------------------------------------------------------------------
Cumulative Total Return(2)             +6.75%          +11.53%   +51.10%       +138.50%
--------------------------------------------------------------------------------------------
Average Annual Total Return(3)         +2.19%           +6.82%    +7.66%         +8.61%
--------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                     +5.40%    +7.34%         +8.42%
--------------------------------------------------------------------------------------------
   Distribution Rate(5)                         5.95%
--------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                 4.57%
--------------------------------------------------------------------------------------------
CLASS B                               6-MONTH           1-YEAR   5-YEAR   INCEPTION (1/1/99)
--------------------------------------------------------------------------------------------
Cumulative Total Return(2)             +6.52%          +11.05%   +48.13%        +48.02%
--------------------------------------------------------------------------------------------
Average Annual Total Return(3)         +2.52%           +7.05%    +7.88%         +6.83%
--------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                     +5.58%    +7.53%         +6.58%
--------------------------------------------------------------------------------------------
   Distribution Rate(5)                         5.80%
--------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                 4.38%
--------------------------------------------------------------------------------------------
CLASS C                               6-MONTH           1-YEAR   5-YEAR   INCEPTION (5/1/98)
--------------------------------------------------------------------------------------------
Cumulative Total Return(2)             +6.54%          +11.09%   +48.14%        +48.28%
--------------------------------------------------------------------------------------------
Average Annual Total Return(3)         +5.54%          +10.09%    +8.18%         +6.24%
--------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                     +8.62%    +7.85%         +6.01%
--------------------------------------------------------------------------------------------
   Distribution Rate(5)                         5.83%
--------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                 4.38%
--------------------------------------------------------------------------------------------
CLASS R                                                6-MONTH   1-YEAR   INCEPTION (1/1/02)
--------------------------------------------------------------------------------------------
Cumulative Total Return(2)                              +6.64%   +11.18%        +35.08%
--------------------------------------------------------------------------------------------
Average Annual Total Return(3)                          +5.64%   +10.18%        +11.22%
--------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                               +8.81%        +10.79%
--------------------------------------------------------------------------------------------
   Distribution Rate(5)                         6.01%
--------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                 4.53%
--------------------------------------------------------------------------------------------
ADVISOR CLASS(7)                      6-MONTH           1-YEAR   5-YEAR         10-YEAR
--------------------------------------------------------------------------------------------
Cumulative Total Return(2)             +6.88%          +11.80%   +52.98%       +141.57%
--------------------------------------------------------------------------------------------
Average Annual Total Return(3)         +6.88%          +11.80%    +8.88%         +9.22%
--------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(4)                    +10.43%    +8.55%         +9.03%
--------------------------------------------------------------------------------------------
   Distribution Rate(5)                         6.45%
--------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                 5.02%
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


14 | Semiannual Report

ENDNOTES

THE RISKS ASSOCIATED WITH HIGHER YIELDING, LOWER-RATED SECURITIES INCLUDE A HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. THE RISKS OF FOREIGN SECURITIES, ESPECIALLY IN EMERGING MARKETS, INCLUDE CURRENCY FLUCTUATIONS AND POLITICAL UNCERTAINTY. THE RISKS OF INVESTING IN A NON-DIVERSIFIED FUND INCLUDE INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC, POLITICAL OR REGULATORY DEVELOPMENTS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

(1.) Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(4.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5.) Distribution rate is based on an annualization of the respective class's
     October dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 10/31/04.

(6.) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 10/31/04.

(7.) Effective 9/1/99, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/12/99, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/11/99, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 9/1/99 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +54.81% and +8.73%.


                                                          Semiannual Report | 15

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


16 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                      VALUE 4/30/04     VALUE 10/31/04   PERIOD* 4/30/04-10/31/04
--------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,067.50               $4.90
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,020.47               $4.79
--------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,065.20               $6.98
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,018.45               $6.82
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,065.40               $6.98
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,018.45               $6.82
--------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,066.40               $6.20
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,019.21               $6.06
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,068.80               $3.60
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,021.73               $3.52
--------------------------------------------------------------------------------------------------------

*    Expenses are equal to the annualized expense ratio for each class (A:
     0.94%; B: 1.34%; C: 1.34%; R: 1.19%; and Advisor: 0.69%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 17

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN STRATEGIC INCOME FUND

                                                    --------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    OCTOBER 31, 2004                      YEAR ENDED APRIL 30,
CLASS A                                                (UNAUDITED)       2004       2003       2002          2001       2000
                                                    --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............       $  10.09       $   9.65   $   9.36   $   9.58      $   9.84   $  10.84
                                                        ----------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) .....................            .27            .56        .65        .75(f)        .80        .82

   Net realized and unrealized gains (losses) ...            .39            .54        .35       (.20)(f)      (.28)     (1.02)
                                                        ----------------------------------------------------------------------
Total from investment operations ................            .66           1.10       1.00        .55           .52       (.20)
                                                        ----------------------------------------------------------------------
Less distributions from net investment income ...           (.32)          (.66)      (.71)      (.77)         (.78)      (.80)
                                                        ----------------------------------------------------------------------
Redemption fees .................................             --(d)          --         --         --            --         --
                                                        ----------------------------------------------------------------------
Net asset value, end of period ..................       $  10.43       $  10.09   $   9.65   $   9.36      $   9.58   $   9.84
                                                        ======================================================================

Total return(b) .................................           6.75%         11.69%     11.60%      6.00%         5.63%     (1.81)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............       $532,034       $446,282   $336,607   $261,446      $245,974   $254,419

Ratios to average net assets:

   Expenses .....................................            .95%(e)        .92%       .96%       .95%          .99%       .99%

   Expenses net of waiver and payments by
      affiliate .................................            .94%(e)        .92%       .88%       .84%          .75%       .75%

   Net investment income ........................           5.37%(e)       5.53%      7.30%      8.03%(f)      8.18%      8.10%

Portfolio turnover rate .........................          30.55%         66.57%     67.65%     50.64%        38.70%     43.71%

Portfolio turnover rate excluding mortgage
   dollar rolls(c) ..............................          21.76%         52.35%     53.25%     49.88%        36.37%     43.71%

(a)  Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  See Note 1(e) regarding mortgage dollar rolls.

(d)  Amount is less than $0.001 per share.

(e)  Annualized.

(f) Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share ......................................   $(.01)
Net realized and unrealized losses per share .........................    (.01)
Ratio of net investment income to average net assets .................    (.13)%

Per share data and ratios for prior years have not been restated to reflect this change in accounting policy.


18 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND (CONTINUED)

                                                    ---------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    OCTOBER 31, 2004                    YEAR ENDED APRIL 30,
CLASS B                                                (UNAUDITED)       2004      2003      2002         2001      2000
                                                    ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............       $  10.12       $  9.67   $  9.38   $  9.61      $  9.86   $ 10.86
                                                        -----------------------------------------------------------------
Income from investment operations:

   Net investment income(a) .....................            .25           .52       .61       .72(f)       .76       .79

   Net realized and unrealized gains (losses) ...            .39           .55       .35      (.21)(f)     (.27)    (1.03)
                                                        -----------------------------------------------------------------
Total from investment operations ................            .64          1.07       .96       .51          .49      (.24)
                                                        -----------------------------------------------------------------
Less distributions from net investment income ...           (.30)         (.62)     (.67)     (.74)        (.74)     (.76)
                                                        -----------------------------------------------------------------
Redemption fees .................................             --(d)         --        --        --           --        --
                                                        -----------------------------------------------------------------
Net asset value, end of period ..................       $  10.46       $ 10.12   $  9.67   $  9.38      $  9.61   $  9.86
                                                        =================================================================

Total return(b) .................................           6.52%        11.33%    11.14%     5.57%        5.18%    (2.18)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............       $103,417       $91,974   $61,254   $40,821      $24,631   $13,641

Ratios to average net assets:

   Expenses .....................................           1.35%(e)      1.32%     1.36%     1.35%        1.39%     1.39%

   Expenses net of waiver and payments
      by affiliate ..............................           1.34%(e)      1.32%     1.28%     1.24%        1.15%     1.15%

   Net investment income ........................           4.97%(e)      5.13%     6.90%     7.65%(f)     7.80%     7.78%

Portfolio turnover rate .........................          30.55%        66.57%    67.65%    50.64%       38.70%    43.71%

Portfolio turnover rate excluding mortgage
   dollar rolls(c) ..............................          21.76%        52.35%    53.25%    49.88%       36.37%    43.71%

(a)  Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  See Note 1(e) regarding mortgage dollar rolls.

(d)  Amount is less than $0.001 per share.

(e)  Annualized.

(f) Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share ......................................   $(.01)
Net realized and unrealized losses per share .........................    (.01)
Ratio of net investment income to average net assets .................    (.12)%

Per share data and ratios for prior years have not been restated to reflect this change in accounting policy.


                     Semiannual Report | See notes to financial statements. | 19

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND (CONTINUED)

                                                    ----------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    OCTOBER 31, 2004                   YEAR ENDED APRIL 30,
CLASS C                                                (UNAUDITED)       2004       2003      2002         2001      2000
                                                    ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............       $  10.09       $   9.64   $  9.36   $  9.58      $  9.84   $ 10.84
                                                        ------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) .....................            .25            .52       .61       .72(f)       .76       .78

   Net realized and unrealized gains (losses) ...            .39            .55       .34      (.20)(f)     (.28)    (1.02)
                                                        ------------------------------------------------------------------
Total from investment operations ................            .64           1.07       .95       .52          .48      (.24)
                                                        ------------------------------------------------------------------
Less distributions from net investment income ...           (.30)          (.62)     (.67)     (.74)        (.74)     (.76)
                                                        ------------------------------------------------------------------
Redemption fees .................................             --(d)          --        --        --           --        --
                                                        ------------------------------------------------------------------
Net asset value, end of period ..................       $  10.43       $  10.09   $  9.64   $  9.36      $  9.58   $  9.84
                                                        ==================================================================

Total return(b) .................................           6.54%         11.36%    11.18%     5.47%        5.21%    (2.20)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............       $170,377       $151,823   $86,153   $58,851      $46,732   $39,713

Ratios to average net assets:

   Expenses .....................................           1.35%(e)       1.32%     1.36%     1.35%        1.39%     1.39%

   Expenses net of waiver and payments
      by affiliate ..............................           1.34%(e)       1.32%     1.28%     1.24%        1.15%     1.15%

   Net investment income ........................           4.97%(e)       5.13%     6.90%     7.64%(f)     7.79%     7.72%

Portfolio turnover rate .........................          30.55%         66.57%    67.65%    50.64%       38.70%    43.71%

Portfolio turnover rate excluding mortgage
   dollar rolls(c) ..............................          21.76%         52.35%    53.25%    49.88%       36.37%    43.71%

(a)  Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  See Note 1(e) regarding mortgage dollar rolls.

(d)  Amount is less than $0.001 per share.

(e)  Annualized.

(f) Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share ......................................   $(.01)
Net realized and unrealized losses per share .........................    (.01)
Ratio of net investment income to average net assets .................    (.13)%

Per share data and ratios for prior years have not been restated to reflect this change in accounting policy.


20 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND (CONTINUED)

                                                    --------------------------------------------
                                                    SIX MONTHS ENDED
                                                    OCTOBER 31, 2004      YEAR ENDED APRIL 30,
CLASS R                                                (UNAUDITED)      2004     2003    2002(f)
                                                    --------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............      $ 10.07         $ 9.63   $ 9.34     $9.39
                                                       -----------------------------------------
Income from investment operations:

   Net investment income(a) .....................          .26            .53      .63       .28

   Net realized and unrealized gains (losses) ...          .39            .55      .35      (.09)
                                                       -----------------------------------------
Total from investment operations ................          .65           1.08      .98       .19
                                                       -----------------------------------------
Less distributions from net investment income ...         (.31)          (.64)    (.69)     (.24)
                                                       -----------------------------------------
Redemption fees .................................           --(d)          --       --        --
                                                       -----------------------------------------
Net asset value, end of period ..................      $ 10.41         $10.07   $ 9.63    $ 9.34
                                                       =========================================
Total return(b) .................................         6.64%         11.45%   11.35%     2.07%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............      $12,340         $7,324   $1,558    $1,239

Ratios to average net assets:

   Expenses .....................................         1.20%(e)       1.17%    1.21%     1.20%(e)

   Expenses net of waiver and payments
      by affiliate ..............................         1.19%(e)       1.17%    1.13%     1.09%(e)

   Net investment income ........................         5.12%(e)       5.28%    7.05%     9.18%(e)

Portfolio turnover rate .........................        30.55%         66.57%   67.65%    50.64%

Portfolio turnover rate excluding mortgage
   dollar rolls(c) ..............................        21.76%         52.35%   53.25%    49.88%

(a)  Based on average daily shares outstanding.

(b)  Total return is not annualized for periods less than one year.

(c)  See Note 1(e) regarding mortgage dollar rolls.

(d)  Amount is less than $0.001 per share.

(e)  Annualized.

(f)  For the period January 1, 2002 (effective date) to April 30, 2002.


                     Semiannual Report | See notes to financial statements. | 21

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND (CONTINUED)

                                                    ---------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    OCTOBER 31, 2004                  YEAR ENDED APRIL 30,
ADVISOR CLASS                                          (UNAUDITED)       2004      2003      2002        2001     2000(g)
                                                    ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............      $ 10.09         $  9.65   $  9.36   $  9.59      $  9.84   $ 10.11
                                                       ------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) .....................          .29             .58       .69       .78(f)       .82       .61

   Net realized and unrealized gains (losses) ...          .39             .54       .33      (.21)(f)     (.26)     (.33)
                                                       ------------------------------------------------------------------
Total from investment operations ................          .68            1.12      1.02       .57          .56       .28
                                                       ------------------------------------------------------------------
Less distributions from net investment income ...         (.34)           (.68)     (.73)     (.80)        (.81)     (.55)
                                                       ------------------------------------------------------------------
Redemption fees .................................           --(d)           --        --        --           --        --
                                                       ------------------------------------------------------------------
Net asset value, end of period ..................      $ 10.43         $ 10.09   $  9.65   $  9.36      $  9.59   $  9.84
                                                       ==================================================================
Total return(b) .................................         6.88%          11.97%    11.87%     6.27%        5.89%    (1.64)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............      $46,049         $39,784   $34,224   $31,493      $25,390   $21,809

Ratios to average net assets:

   Expenses .....................................          .70%(e)         .67%      .71%      .70%         .74%      .74%(e)

   Expenses net of waiver and payments
      by affiliate ..............................          .69%(e)         .67%      .63%      .59%         .50%      .50%(e)

   Net investment income ........................         5.62%(e)        5.78%     7.55%     8.29%(f)     8.45%     8.53%(e)

Portfolio turnover rate .........................        30.55%          66.57%    67.65%    50.64%       38.70%    43.71%

Portfolio turnover rate excluding mortgage
   dollar rolls(c)...............................        21.76%          52.35%    53.25%    49.88%       36.37%    43.71%

(a)  Based on average daily shares outstanding.

(b)  Total return is not annualized for periods less than one year.

(c)  See Note 1(e) regarding mortgage dollar rolls.

(d)  Amount is less than $0.001 per share.

(e)  Annualized.

(f) Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share ......................................   $(.01)
Net realized and unrealized losses per share .........................    (.01)
Ratio of net investment income to average net assets .................    (.13)%

Per share data and ratios for prior years have not been restated to reflect this change in accounting policy.

(g) For the period August 12, 1999 (effective date) to April 30, 2000.


22 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                           COUNTRY        SHARES/WARRANTS         VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS .1%
(a) Cambridge Industries Liquidating Trust Interest ..................    United States          516,372        $      2,582
(a) ICG Communications Inc., wts., 6/05/07 ...........................    United States            1,227                  --
(a) Metrocall Holdings Inc. ..........................................    United States            9,005             583,929
(a) VS Holdings ......................................................    United States           64,666                   6
                                                                                                                ------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $66,774) ..................                                               586,517
                                                                                                                ------------
    PREFERRED STOCK (COST $4,826,329) .6%
    Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .........       Germany           5,000,000           5,400,000
                                                                                                                ------------
    CONVERTIBLE PREFERRED STOCKS 1.0%
    CONSUMER DURABLES .2%
    Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ................    United States           40,000           1,999,600
                                                                                                                ------------
    ELECTRONIC TECHNOLOGY .3%
    Northrop Grumman Corp., 7.00%, cvt. pfd., B ......................    United States           20,000           2,600,000
                                                                                                                ------------
    INDUSTRIAL SERVICES .2%
    Allied Waste Industries Inc., 6.25%, cvt. pfd. ...................    United States           28,000           1,349,320
                                                                                                                ------------
    UTILITIES .3%
    FPL Group Inc., 8.50%, cvt. pfd. .................................    United States           45,000           2,572,200
                                                                                                                ------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $8,185,943) .............                                             8,521,120
                                                                                                                ------------
                                                                                          -------------------
                                                                                          PRINCIPAL AMOUNT(f)
                                                                                          -------------------
    BONDS 44.8%
    COMMERCIAL SERVICES 1.0%
    JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to
       5/17/07, 10.67% thereafter, 5/15/13 ...........................    United States   $     1,800,000          1,548,000
    JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .......    United States         2,600,000          2,938,000
    Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ..............    United States         3,500,000          3,815,000
                                                                                                                ------------
                                                                                                                   8,301,000
                                                                                                                ------------
    COMMUNICATIONS 5.8%
    Centennial Communications Corp., senior note, 144A, 8.625%,
       2/01/14 .......................................................    United States         4,000,000          4,060,000
(b) Dobson Cellular Systems Inc., secured note, 144A, 9.875%,
       11/01/12 ......................................................    United States         4,000,000          3,987,120
    Inmarsat Finance PLC, senior note, 144A, 7.625%, 6/30/12 .........   United Kingdom         3,000,000          3,045,000
    Intelsat Ltd., senior note, 6.50%, 11/01/13 ......................       Bermuda            3,500,000          3,006,227
    MCI Inc., senior note, 5.908%, 5/01/07 ...........................    United States         1,385,000          1,385,000
    MCI Inc., senior note, 6.688%, 5/01/09 ...........................    United States         1,385,000          1,369,418
    MCI Inc., senior note, 7.735%, 5/01/14 ...........................    United States         1,187,000          1,146,939
    Millicom International Cellular SA, senior note, 144A, 10.00%,
       12/01/13 ......................................................     Luxembourg           3,500,000          3,552,500
    Nextel Communications Inc., senior note, 7.375%, 8/01/15 .........    United States         5,500,000          6,132,500
    NTL Cable PLC, senior note, 144A, 8.75%, 4/15/14 .................   United Kingdom         2,000,000          2,215,000
    PanAmSat Corp., senior note, 144A, 9.00%, 8/15/14 ................    United States         2,800,000          2,982,000
    Qwest Communications International Inc., senior note, 144A, 7.50%,
       2/15/14 .......................................................    United States         5,000,000          4,850,000
    Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 ..........    United States         1,200,000          1,170,000
    Time Warner Telecom Inc., senior note, 9.25%, 2/15/14 ............    United States         2,800,000          2,828,000


                                                          Semiannual Report | 23

FRANKLIN STRATEGIC SERIES

----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                          COUNTRY       PRINCIPAL AMOUNT(f)       VALUE
----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    COMMUNICATIONS(CONT.)
    Triton PCS Inc., senior note, 8.50%, 6/01/13 .....................   United States    $     3,500,000       $  3,228,750
    Verizon New York Inc., senior deb., A, 6.875%, 4/01/12 ...........   United States          5,000,000          5,655,645
                                                                                                                ------------
                                                                                                                  50,614,099
                                                                                                                ------------

    CONSUMER DURABLES 1.9%
    D.R. Horton Inc., senior note, 8.50%, 4/15/12 ....................   United States          5,000,000          5,662,500
    Ford Motor Credit Co., 7.25%, 10/25/11 ...........................   United States          2,000,000          2,158,372
    General Motors Corp., 7.20%, 1/15/11 .............................   United States          1,800,000          1,898,521
    Simmons Co., senior sub. note, 7.875%, 1/15/14 ...................   United States          4,000,000          4,270,000
    True Temper Sports Inc., senior sub. note, 8.375%, 9/15/11 .......   United States          2,400,000          2,196,000
                                                                                                                ------------
                                                                                                                  16,185,393
                                                                                                                ------------

    CONSUMER NON-DURABLES .8%
    Smithfield Foods Inc., senior note, 144A, 7.00%, 8/01/11 .........   United States          1,800,000          1,935,000
    Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ...............   United States          2,700,000          2,997,000
    Tyson Foods Inc., senior note, 8.25%, 10/01/11 ...................   United States          2,000,000          2,381,714
                                                                                                                ------------
                                                                                                                   7,313,714
                                                                                                                ------------

    CONSUMER SERVICES 10.6%
    Advanstar Communications Inc., senior secured note, 10.75%,
       8/15/10 .......................................................   United States          3,500,000          3,920,000
    Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ..............   United States          4,000,000          4,215,000
    Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 .....   United States          1,000,000          1,080,000
    CanWest Media Inc., senior note, B, 7.625%, 4/15/13 ..............       Canada             1,000,000          1,092,500
    CanWest Media Inc., senior sub. note, 10.625%, 5/15/11 ...........       Canada             2,000,000          2,270,000
    Cendant Corp., senior note, 7.375%, 4/15/13 ......................   United States          3,000,000          3,499,458
(c) Century Communications Corp., senior disc. note, B, zero cpn.,
       1/15/08 .......................................................   United States          3,000,000          1,875,000
    Charter Communications Holdings II, senior note, 10.25%,
       9/15/10 .......................................................   United States          4,000,000          4,180,000
    Charter Communications Holdings LLC, senior disc. note, 9.92%,
       4/01/11 .......................................................   United States          1,000,000            807,500
    Clear Channel Communications Inc., senior note, 5.75%, 1/15/13 ...   United States          4,500,000          4,667,994
    CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ..................   United States          3,500,000          3,740,625
    Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 .......   United States          1,321,000          1,647,947
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ............   United States          1,952,000          2,318,000
    DIRECTV Holdings/Finance, senior note, 8.375%, 3/15/13 ...........   United States          4,000,000          4,580,000
    EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ................   United States          2,600,000          2,707,250
    Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ...........   United States          4,000,000          4,220,000
    Harrah's Operating Co. Inc., senior note, 5.50%, 7/01/10 .........   United States          4,500,000          4,701,263
    Lighthouse International Co. SA, senior note, 144A, 8.00%,
       4/30/14 .......................................................       Italy              3,500,000 EUR      4,411,445
    Lin Television Corp., senior note, 8.00%, 1/15/08 ................   United States          1,500,000          1,576,875
    Lin Television Corp., senior sub. note, 6.50%, 5/15/13 ...........   United States          2,500,000          2,587,500
    Marquee Inc., senior note, 144A, 8.625%, 8/15/12 .................   United States          2,900,000          3,182,750
    Park Place Entertainment Corp., senior sub. note, 9.375%,
       2/15/07 .......................................................   United States          3,000,000          3,360,000


24 | Semiannual Report

FRANKLIN STRATEGIC SERIES

----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                           COUNTRY      PRINCIPAL AMOUNT(f)       VALUE
----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    CONSUMER SERVICES (CONT.)
    Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ...   United States    $     2,500,000       $  2,668,750
    Pinnacle Entertainment Inc., senior sub. note, B, 9.25%,
       2/15/07 .......................................................   United States            171,000            177,413
    Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
       13.75% thereafter, 7/15/11 ....................................       Canada             3,000,000          2,940,000
    Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
       9/01/14 .......................................................   United States          4,000,000          4,380,000
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ........   United States          5,000,000          5,462,500
    Station Casinos Inc., senior note, 6.00%, 4/01/12 ................   United States          1,200,000          1,260,000
    Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 ...........   United States            500,000            530,000
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ..........   United States          2,300,000          2,455,250
    Time Warner Inc., senior note, 6.75%, 4/15/11 ....................   United States          4,500,000          5,070,906
                                                                                                                ------------
                                                                                                                  91,585,926
                                                                                                                ------------

    ELECTRONIC TECHNOLOGY 1.2%
    Solectron Corp., senior note, 9.625%, 2/15/09 ....................   United States          4,500,000          5,051,250
    Xerox Corp., senior note, 7.125%, 6/15/10 ........................   United States          4,500,000          4,893,750
                                                                                                                ------------
                                                                                                                   9,945,000
                                                                                                                ------------

    ENERGY MINERALS 1.3%
    Markwest Energy Partners, senior note, 144A, 6.875%, 11/01/14 ....   United States          2,100,000          2,152,500
    Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ............   United States          4,000,000          4,410,000
    Plains Exploration & Production Co., senior note, 7.125%,
       6/15/14 .......................................................   United States          4,000,000          4,460,000
                                                                                                                ------------
                                                                                                                  11,022,500
                                                                                                                ------------

    FINANCE .5%
    JP Morgan Chase & Co., sub. note, 5.75%, 1/02/13 .................   United States          4,000,000          4,285,772
                                                                                                                ------------

    HEALTH SERVICES 2.0%
    HCA Inc., 8.75%, 9/01/10 .........................................   United States          5,000,000          5,772,115
    Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ............   United States          4,500,000          4,128,750
    United Surgical Partners International Inc., senior sub. note,
       10.00%, 12/15/11 ..............................................   United States          2,500,000          2,881,250
    Vanguard Health Holding Co. II LLC, senior sub. note,
       144A, 9.00%, 10/01/14 .........................................   United States          4,500,000          4,725,000
                                                                                                                ------------
                                                                                                                  17,507,115
                                                                                                                ------------

    INDUSTRIAL SERVICES 1.8%
    Allied Waste North America Inc., senior secured note, 6.50%,
       11/15/10 ......................................................   United States          3,500,000          3,386,250
    Grant Prideco Escrow, senior note, 9.00%, 12/15/09 ...............   United States          4,000,000          4,510,000
    Hanover Equipment Trust 01, senior secured note, B, 8.75%,
       9/01/11 .......................................................   United States          4,000,000          4,440,000
    URS Corp., senior note, 11.50%, 9/15/09 ..........................   United States          3,000,000          3,465,000
                                                                                                                ------------
                                                                                                                  15,801,250
                                                                                                                ------------

    NON-ENERGY MINERALS .9%
    Glencore Funding LLC, 144A, 6.00%, 4/15/14 .......................   United States          4,000,000          3,804,184
    Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ............   United States          3,500,000          4,270,000
                                                                                                                ------------
                                                                                                                   8,074,184
                                                                                                                ------------


                                                          Semiannual Report | 25

FRANKLIN STRATEGIC SERIES

----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                           COUNTRY      PRINCIPAL AMOUNT(f)       VALUE
----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    PROCESS INDUSTRIES 5.1%
    BCP Caylux Holding Lux SCA, senior sub. note, 144A, 9.625%,
       6/15/14 .......................................................   United States    $     4,000,000       $  4,500,000
    Boise Cascade LLC, senior sub. note, 144A, 7.125%, 10/15/14 ......   United States          2,900,000          3,041,543
    Crown European Holdings SA, senior secured note, 10.875%,
       3/01/13 .......................................................   United States          4,500,000          5,366,250
    Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 ..............   United States          4,500,000          5,321,250
    Graham Packaging Co., senior disc. note, B, 10.75%, 1/15/09 ......   United States          1,000,000          1,042,500
    Graham Packaging Co., senior sub. note, B, 8.75%, 1/15/08 ........   United States          2,000,000          2,067,500
    Huntsman ICI Holdings LLC, senior disc. note, zero cpn.,
       12/31/09 ......................................................   United States          6,500,000          3,558,750
    Lubrizol Corp., senior note, 4.625%, 10/01/09 ....................   United States          4,500,000          4,549,041
    Lyondell Chemical Co., senior secured note, B, 9.875%, 5/01/07 ...   United States          1,570,000          1,668,125
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ....................   United States          4,500,000          4,955,625
    Rhodia SA, senior note, 10.25%, 6/01/10 ..........................       France             4,000,000          4,360,000
    Stone Container Corp., senior note, 8.375%, 7/01/12 ..............   United States          3,500,000          3,885,000
                                                                                                                ------------
                                                                                                                  44,315,584
                                                                                                                ------------

    PRODUCER MANUFACTURING 3.4%
    Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 .........   United States          5,000,000          5,725,000
    Cummins Inc., senior note,9.50%,12/01/10 .........................   United States          3,000,000          3,457,500
    Fimep SA, senior note, 10.50%, 2/15/13 ...........................       France             3,000,000          3,547,500
    Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .................   United Kingdom         3,500,000          3,675,000
    Milacron Escrow Corp., senior secured note, 144A, 11.50%,
       5/15/11 .......................................................   United States          3,500,000          3,657,500
    THL Buildco Inc., senior sub. note, 144A, 8.50%, 9/01/14 .........   United States          3,200,000          3,408,000
    TRW Automotive Inc., senior note, 9.375%, 2/15/13 ................   United States          5,272,000          6,089,160
                                                                                                                ------------
                                                                                                                  29,559,660
                                                                                                                ------------

    REAL ESTATE DEVELOPMENT .4%
    Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 .......   United States          3,500,000          3,727,500
                                                                                                                ------------

    REAL ESTATE INVESTMENT TRUSTS 1.1%
    Boston Properties Inc., senior note, 5.00%, 6/01/15 ..............   United States          4,000,000          3,934,736
    Host Marriott LP, senior note, 9.25%, 10/01/07 ...................   United States          4,000,000          4,520,000
    Host Marriott LP, senior note, 144A, 7.00%, 8/15/12 ..............   United States          1,000,000          1,085,000
                                                                                                                ------------
                                                                                                                   9,539,736
                                                                                                                ------------

    RETAIL TRADE .9%
    Rite Aid Corp., senior note, 9.25%, 6/01/13 ......................   United States          4,000,000          4,180,000
    Stater Brothers Holdings, senior note, 8.125%, 6/15/12 ...........   United States          3,000,000          3,195,000
                                                                                                                ------------
                                                                                                                   7,375,000
                                                                                                                ------------

    TECHNOLOGY SERVICES .5%
    UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ...............   United States          3,500,000          3,937,500
                                                                                                                ------------

    TRANSPORTATION 1.0%
    CP Ships Ltd., senior note, 10.375%, 7/15/12 .....................       Canada             3,500,000          4,051,250
    Laidlaw International Inc., senior note, 10.75%, 6/15/11 .........   United States          3,300,000          3,811,500
(d) Ultrapetrol Ltd., first mortgage, 10.50%, 4/01/08 ................     Argentina              700,000            696,500
                                                                                                                ------------
                                                                                                                   8,559,250
                                                                                                                ------------


26 | Semiannual Report

FRANKLIN STRATEGIC SERIES

----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                           COUNTRY      PRINCIPAL AMOUNT(f)       VALUE
----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    UTILITIES 4.6%
    Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ............   United States    $     4,500,000       $  5,096,250
    Utilicorp United Inc., senior note, 9.95%, 2/01/11 ...............   United States          3,500,000          3,955,000
    Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 .........   United States          2,200,000          1,628,000
    Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 .........   United States          2,800,000          2,044,000
    Centerpoint Energy Inc., senior note, 6.85%, 6/01/15 .............   United States          3,000,000          3,320,361
    Centerpoint Energy Inc., senior note, B, 7.25%, 9/01/10 ..........   United States          2,000,000          2,240,960
    Dynegy Holdings Inc., senior secured note, 144A, 10.125%,
       7/15/13 .......................................................   United States          5,000,000          5,850,000
    El Paso Natural Gas Co., senior note, 7.625%, 8/01/10 ............   United States          4,500,000          4,888,125
    Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ......   United States          3,500,000          3,981,250
(b) NorthWestern Corp., senior secured note, 144A, 5.875%,
       11/01/14 ......................................................   United States          2,400,000          2,487,000
    Pacific Gas & Electric Co., first mortgage, 4.20%, 3/01/11 .......   United States          4,500,000          4,483,701
                                                                                                                ------------
                                                                                                                  39,974,647
                                                                                                                ------------
    TOTAL BONDS (COST $363,966,691) ..................................                                           387,624,830
                                                                                                                ------------
    CONVERTIBLE BONDS .5%
    CONSUMER SERVICES .3%
    Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%,
       1/15/31 .......................................................   United States          3,000,000          2,748,750
                                                                                                                ------------
    ELECTRONIC TECHNOLOGY .2%
    Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08 .............   United States          2,000,000          2,010,000
                                                                                                                ------------
    TOTAL CONVERTIBLE BONDS (COST $4,484,897) ........................                                             4,758,750
                                                                                                                ------------
    ASSET-BACKED SECURITIES 1.6%
    Chase Funding Mortgage Loan Asset-Backed Certificates, 2003-6,
       1A4, 4.499%, 8/25/30 ..........................................   United States          3,500,000          3,526,819
    Citifinancial Mortgage Securities Inc., 2003-1, AF3, 4.001%,
       1/25/33 .......................................................   United States          1,000,000          1,004,948
    Countrywide Asset-Backed Certificates, 2004-7, AF4, 4.774%,
       8/25/32 .......................................................   United States            725,000            727,719
    Delta Home Equity, 1998-2, A6F, 6.37%, 7/15/28 ...................   United States            158,839            159,203
    Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 .........   United States            440,000            439,495
    Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 5.50%,
       4/15/11 .......................................................   United States          1,345,998          1,334,210
    Residential Asset Mortgage Products Inc., 2004-RS3, AI3, 4.237%,
       6/25/31 .......................................................   United States          4,000,000          3,936,076
    Residential Asset Securities Corp., 1999-KS1, AI8, 6.32%,
       4/25/30 .......................................................   United States            401,121            409,659
    Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
       4/25/32 .......................................................   United States            750,000            746,303
    Wells Fargo Home Equity Trust, 2004-2, A15, 4.89%, 11/25/28 ......   United States          1,730,000          1,759,455
                                                                                                                ------------
    TOTAL ASSET-BACKED SECURITIES (COST $13,967,771) .................                                            14,043,887
                                                                                                                ------------


                                                          Semiannual Report | 27

FRANKLIN STRATEGIC SERIES

----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                            COUNTRY      PRINCIPAL AMOUNT(f)       VALUE
----------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 14.9%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 5.7%
    FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 ....................   United States    $    10,568,046       $ 10,612,952
    FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19 ....................   United States         11,734,838         11,984,952
    FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19 .....................   United States          2,884,428          2,990,773
    FHLMC Gold 15 Year, 6.50%, 4/01/11 ...............................   United States              2,635              2,795
    FHLMC Gold 15 Year, 7.00%, 1/01/09 - 9/01/11 .....................   United States              4,709              4,999
(b) FHLMC Gold 30 Year, 5.00%, 11/01/33 - 3/01/34 ....................   United States          8,494,779          8,480,768
(b) FHLMC Gold 30 Year, 5.50%, 6/01/33 - 11/01/34 ....................   United States          4,326,221          4,410,222
    FHLMC Gold 30 Year, 6.00%, 8/01/34 ...............................   United States          8,223,608          8,527,416
    FHLMC Gold 30 Year, 6.50%, 10/01/21 - 5/01/31 ....................   United States            961,395          1,014,807
    FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32 .....................   United States            659,260            701,666
    FHLMC Gold 30 Year, 7.50%, 4/01/24 - 1/01/31 .....................   United States            124,186            133,423
    FHLMC Gold 30 Year, 8.00%, 11/01/25 - 11/01/26 ...................   United States              2,944              3,218
    FHLMC Gold 30 Year, 9.00%, 12/01/24 ..............................   United States              1,088              1,225
                                                                                                                ------------
                                                                                                                  48,869,216
                                                                                                                ------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.9%
    FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18 ...........................   United States          3,601,902          3,681,930
    FNMA 15 Year, 5.50%, 3/01/14 - 6/01/14 ...........................   United States            730,398            758,544
    FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16 ..........................   United States            620,497            651,878
    FNMA 15 Year, 6.50%, 2/01/09 - 6/01/13 ...........................   United States             77,825             82,679
    FNMA 15 Year, 7.50%, 10/01/07 - 10/01/14 .........................   United States             52,446             55,693
    FNMA 30 Year, 5.00%, 4/01/34 - 5/01/34 ...........................   United States          2,510,873          2,506,920
    FNMA 30 Year, 5.50%, 9/01/33 - 5/01/34 ...........................   United States          9,578,516          9,773,972
(b) FNMA 30 Year, 6.00%, 11/15/32 ....................................   United States          2,820,094          2,924,085
    FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32 ...........................   United States          3,602,170          3,796,604
    FNMA 30 Year, 7.00%, 5/01/24 - 7/01/32 ...........................   United States            868,061            924,120
    FNMA 30 Year, 7.50%, 10/01/26 - 10/01/29 .........................   United States            108,422            116,389
    FNMA 30 Year, 8.00%, 1/01/25 - 1/01/27 ...........................   United States             50,007             54,714
    FNMA 30 Year, 8.50%, 7/01/25 .....................................   United States              3,154              3,481
    FNMA 30 Year, 9.00%, 5/01/25 .....................................   United States              1,748              1,960
                                                                                                                ------------
                                                                                                                  25,332,969
                                                                                                                ------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.4%
    GNMA I SF 15 Year, 7.00%, 7/15/08 ................................   United States            146,322            155,204
    GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34 ......................   United States          2,576,323          2,589,356
    GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/34 ......................   United States          5,963,329          6,114,570
    GNMA I SF 30 Year, 6.00%, 1/15/33 ................................   United States            990,296          1,031,499
    GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32 ......................   United States            856,303            907,492
    GNMA I SF 30 Year, 7.00%, 11/15/27 - 7/15/31 .....................   United States            125,849            134,585
    GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27 ......................   United States             77,960             84,185
    GNMA I SF 30 Year, 8.00%, 4/15/24 - 4/15/28 ......................   United States            139,950            152,969
    GNMA I SF 30 Year, 8.50%, 8/15/24 - 7/15/26 ......................   United States                825                907
    GNMA I SF 30 Year, 9.00%, 1/15/25 ................................   United States              1,671              1,883
    GNMA I SF 30 Year, 9.50%, 6/15/25 ................................   United States              2,685              3,045
    GNMA II SF 30 Year, 5.00%, 9/15/33 - 11/20/33 ....................   United States          3,587,321          3,601,086
    GNMA II SF 30 Year, 5.50%, 6/20/34 ...............................   United States          1,965,811          2,011,375
    GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31 ....................   United States          1,337,215          1,412,935
    GNMA II SF 30 Year, 7.00%, 1/20/33 ...............................   United States          1,603,752          1,706,550
    GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32 .....................   United States            797,346            855,791
                                                                                                                ------------
                                                                                                                  20,763,432
                                                                                                                ------------


28 | Semiannual Report

FRANKLIN STRATEGIC SERIES

----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                           COUNTRY      PRINCIPAL AMOUNT(f)       VALUE
----------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
    OTHER U.S. GOVERNMENT AND AGENCIES SECURITIES 1.4%
    FHLMC, 2.875%, 12/15/06 ..........................................   United States    $     2,000,000       $  2,002,806
    FHLMC, 6.00%, 6/15/11 ............................................   United States          4,900,000          5,466,038
    FNMA, 3.00%, 8/15/07 .............................................   United States          2,500,000          2,500,033
    FNMA, 6.625%, 11/15/10 ...........................................   United States          1,850,000          2,120,590
                                                                                                                ------------
                                                                                                                  12,089,467
                                                                                                                ------------
    U.S. GOVERNMENT SECURITIES 2.5%
    U.S. Treasury Bond, 4.875%, 2/15/12 ..............................   United States          4,000,000          4,287,972
    U.S. Treasury Note, 2.375%, 8/15/06 ..............................   United States          2,000,000          1,997,032
    U.S. Treasury Note, 3.00%, 11/15/07 ..............................   United States          5,500,000          5,530,080
    U.S. Treasury Note, 5.625%, 5/15/08 ..............................   United States          3,000,000          3,267,657
    U.S. Treasury Note, 4.00%, 11/15/12 ..............................   United States          1,850,000          1,871,103
    U.S. Treasury Note, 4.25%, 8/15/13 ...............................   United States          4,500,000          4,600,724
                                                                                                                ------------
                                                                                                                  21,554,568
                                                                                                                ------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
       (COST $127,080,827) ...........................................                                           128,609,652
                                                                                                                ------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 30.2%
    New South Wales Treasury Corp., 6.50%, 5/01/06 ...................     Australia            6,350,000 AUD      4,834,068
    New South Wales Treasury Corp., 8.00%, 3/01/08 ...................     Australia            4,910,000 AUD      3,960,606
    New South Wales Treasury Corp., 6.00%, 5/01/12 ...................     Australia              640,000 AUD        491,650
    Queensland Treasury Corp., 6.50%, 6/14/05 ........................     Australia            1,180,000 AUD        889,470
    Queensland Treasury Corp., 6.00%, 7/14/09 ........................     Australia            3,120,000 AUD      2,394,307
    Queensland Treasury Corp., 6.00%, 8/14/13 ........................     Australia            3,530,000 AUD      2,731,131
    Republic of Austria, 4.00%, 7/15/09 ..............................      Austria               520,000 EUR        690,285
    Republic of Austria, 5.00%, 7/15/12 ..............................      Austria               190,000 EUR        264,686
    Republic of Austria, 4.65%, 1/15/18 ..............................      Austria             3,000,000 EUR      4,023,468
    Kingdom of Belgium, 4.75%, 9/28/06 ...............................      Belgium               260,000 EUR        346,823
    Kingdom of Belgium, 5.00%, 9/28/12 ...............................      Belgium               970,000 EUR      1,350,880
    Republic of Brazil, FRN, 3.1250%, 4/15/12 ........................      Brazil              5,444,161          5,003,603
    Republic of Brazil, L, FRN, 3.125%, 4/15/12 ......................      Brazil                220,590            203,081
    Republic of Bulgaria, 144A, 8.25%, 1/15/15 .......................     Bulgaria             4,212,000          5,267,632
    Government of Canada, 3.00%, 6/01/06 .............................      Canada                 80,000 CAD         65,585
    Government of Canada, 6.00%, 6/01/11 .............................      Canada                593,000 CAD        536,876
    Government of Canada, 5.25%, 6/01/12 .............................      Canada                250,000 CAD        217,476
    Republic of Colombia, 10.00%, 1/23/12 ............................     Colombia             2,400,000          2,691,000
    Republic of Colombia, 10.75%, 1/15/13 ............................     Colombia               270,000            313,173
    Republic of Colombia, 11.75%, 2/25/20 ............................     Colombia             1,120,000          1,373,176
    Kingdom of Denmark, 5.00%, 8/15/05 ...............................      Denmark             4,070,000 DKK        715,070
    Kingdom of Denmark, 6.00%, 11/15/09 ..............................      Denmark             4,020,000 DKK        777,668
    Kingdom of Denmark, 5.00%, 11/15/13 ..............................      Denmark            10,970,000 DKK      2,036,220
    Government of Finland, 5.00%, 7/04/07 ............................      Finland               830,000 EUR      1,125,317
    Government of Finland, 5.75%, 2/23/11 ............................      Finland               150,000 EUR        216,861
    Government of Finland, 5.375%, 7/04/13 ...........................      Finland             1,820,000 EUR      2,601,248
    Government of France, 4.00%, 4/25/13 .............................      France              3,940,000 EUR      5,129,532
    Federal Republic of Germany, 3.75%, 1/04/09 ......................      Germany             1,380,000 EUR      1,820,423
    Federal Republic of Germany, 4.50%, 7/04/09 ......................      Germany             1,674,000 EUR      2,274,441
    Hellenic Republic, 4.65%, 4/19/07 ................................      Greece                 50,000 EUR         67,039


                                                          Semiannual Report | 29

FRANKLIN STRATEGIC SERIES

----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                           COUNTRY      PRINCIPAL AMOUNT(f)       VALUE
----------------------------------------------------------------------------------------------------------------------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
    Hellenic Republic, 6.50%, 10/22/19 ...............................       Greece               420,000 EUR   $    658,815
    Government of Hungary, 8.50%, 10/12/05 ...........................       Hungary          847,360,000 HUF      4,340,916
    Indonesia Recapital Bond, 14.00%, 6/15/09 ........................      Indonesia      10,425,000,000 IDR      1,309,292
    Indonesia Recapital Bond, 13.15%, 3/15/10 ........................      Indonesia      33,725,000,000 IDR      4,159,480
    Indonesia Recapital Bond, 14.275%, 12/15/13 ......................      Indonesia      17,365,000,000 IDR      2,268,605
    Indonesia Recapital Bond, 14.25%, 6/15/13 ........................      Indonesia       3,660,000,000 IDR        475,679
    Government of Italy, 6.75%, 2/01/07 ..............................        Italy             1,513,216 EUR      2,112,527
    Government of Italy, 5.00%, 5/01/08 ..............................        Italy               337,000 EUR        461,500
    Government of Italy, 4.50%, 5/01/09 ..............................        Italy               230,000 EUR        311,350
    United Mexican States, 9.875%, 2/01/10 ...........................       Mexico             1,800,000          2,234,250
    United Mexican States, 8.375%, 1/14/11 ...........................       Mexico             6,820,000          8,060,387
    United Mexican States, 8.125%, 12/30/19 ..........................       Mexico             1,389,000          1,631,207
    Government of Netherlands, 8.50%, 6/01/06 ........................     Netherlands          1,619,707 EUR      2,265,339
    Government of Netherlands, 5.75%, 2/15/07 ........................     Netherlands            210,000 EUR        287,635
    Government of Netherlands, 3.75%, 7/15/09 ........................     Netherlands            170,000 EUR        223,309
    Government of Netherlands, 5.00%, 7/15/12 ........................     Netherlands            220,000 EUR        306,360
    Government of Netherlands, 4.25%, 7/15/13 ........................     Netherlands            150,000 EUR        198,250
    Government of New Zealand, 6.50%, 2/15/06 ........................     New Zealand          2,310,000 NZD      1,588,669
    Government of New Zealand, 8.00%, 11/15/06 .......................     New Zealand          5,020,000 NZD      3,566,874
    Government of New Zealand, 7.00%, 7/15/09 ........................     New Zealand         13,410,000 NZD      9,553,046
    Government of New Zealand, 6.00%, 11/15/11 .......................     New Zealand          2,691,000 NZD      1,837,420
    Government of New Zealand, 6.50%, 4/15/13 ........................     New Zealand          7,590,000 NZD      5,347,156
    Kingdom of Norway, 5.75%, 11/30/04 ...............................       Norway            25,180,000 NOK      3,969,117
    Kingdom of Norway, 6.75%, 1/15/07 ................................       Norway            10,200,000 NOK      1,746,736
    Norwegian Treasury Bill, 6/15/05 .................................       Norway             2,300,000 NOK        357,546
    Republic of Panama, 8.875%, 9/30/27 ..............................       Panama                20,000             20,900
    Republic of Panama, 9.375%, 4/01/29 ..............................       Panama               313,000            358,166
    Republic of Peru, 9.125%, 1/15/08 ................................        Peru                 10,000             11,300
    Republic of Peru, 9.875%, 2/06/15 ................................        Peru                430,000            499,337
    Republic of Peru, FRN, 5.00%, 3/07/17 ............................        Peru                757,680            696,592
    Republic of Philippines, 9.875%, 3/16/10 .........................     Philippines          1,500,000          1,646,850
    Republic of Philippines, 9.00%, 2/15/13 ..........................     Philippines          7,550,000          7,639,845
    Republic of Poland, 8.50%, 11/12/06 ..............................       Poland            18,100,000 PLN      5,482,420
    Republic of Poland, 8.50%, 5/12/07 ...............................       Poland             7,900,000 PLN      2,410,105
    Republic of Poland, 6.00%, 5/24/09 ...............................       Poland            25,000,000 PLN      7,077,909
    Russian Federation, 144A, 5.00% to 3/31/07, 7.50% thereafter,
       3/31/30 .......................................................       Russia            20,908,000         20,960,270
    Russian Federation, Reg S, 11.00%, 7/24/18 .......................       Russia             4,000,000          5,451,800
    Republic of South Africa, 7.375%, 4/25/12 ........................    South Africa             10,000             11,469
    Republic of South Africa, 8.50%, 6/23/17 .........................    South Africa            740,000            920,539
    Korea Treasury Bond, 4.50%, 3/05/06 ..............................     South Korea      5,700,000,000 KRW      5,199,963
    Korea Treasury Bond, 4.50%, 9/03/06 ..............................     South Korea      2,000,000,000 KRW      1,833,211
    Korea Treasury Bond, 6.90%, 1/16/07 ..............................     South Korea      1,000,000,000 KRW        961,630
    Korea Treasury Bond, 4.75%, 3/12/08 ..............................     South Korea     15,130,000,000 KRW     14,147,813
    Government of Spain, 5.15%, 7/30/09 ..............................        Spain               590,000 EUR        822,074
    Government of Spain, 5.00%, 7/30/12 ..............................        Spain             1,670,000 EUR      2,326,555


30 | Semiannual Report

FRANKLIN STRATEGIC SERIES

----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                           COUNTRY      PRINCIPAL AMOUNT(f)       VALUE
----------------------------------------------------------------------------------------------------------------------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
    Kingdom of Sweden, 3.50%, 4/20/06 ................................       Sweden            54,200,000 SEK   $  7,758,518
    Kingdom of Sweden, 8.00%, 8/15/07 ................................       Sweden            15,300,000 SEK      2,443,707
    Kingdom of Sweden, 5.00%, 1/28/09 ................................       Sweden            45,000,000 SEK      6,737,742
    Kingdom of Sweden, 5.50%, 10/08/12 ...............................       Sweden            24,960,000 SEK      3,864,227
    Government of Thailand, 8.50%, 10/14/05 ..........................      Thailand          494,000,000 THB     12,753,035
    Government of Thailand, 8.00%, 12/08/06 ..........................      Thailand          178,700,000 THB      4,844,013
    Government of Thailand, 4.125%, 2/12/08 ..........................      Thailand           51,000,000 THB      1,281,703
    Government of Thailand, 8.50%, 12/08/08 ..........................      Thailand           41,000,000 THB      1,202,680
    Republic of Ukraine, FRN, 5.3613%, 8/05/09 .......................       Ukraine            2,750,000          2,831,524
    Republic of Ukraine, 144A, 6.875%, 3/04/11 .......................       Ukraine            2,200,000          2,219,250
    Republic of Ukraine, 144A, 7.65%, 6/11/13 ........................       Ukraine            9,290,000          9,582,914
    United Kingdom, 7.50%, 12/07/06 ..................................   United Kingdom         2,081,000 GBP      4,047,101
    Republic of Venezuela, 10.75%, 9/19/13 ...........................      Venezuela             700,000            810,950
    Republic of Venezuela, 9.25%, 9/15/27 ............................      Venezuela           2,326,000          2,384,150
    Republic of Venezuela, FRN, 3.0900%, 4/20/11 .....................      Venezuela           5,300,000          4,614,313
    Republic of Vietnam, 4.00%, 3/12/16 ..............................       Vietnam            1,370,000          1,282,194
                                                                                                                ------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
       (COST $230,128,460) ...........................................                                           260,821,029
                                                                                                                ------------
    TOTAL LONG TERM INVESTMENTS (COST $752,707,692) ..................                                           810,365,785
                                                                                                                ------------
                                                                                          -------------------
                                                                                                 SHARES
                                                                                          -------------------
    SHORT TERM INVESTMENT (COST $45,601,884) 5.3%
    MONEY FUND
(e) Franklin Institutional Fiduciary Trust Money Market Portfolio ....    United States        45,601,884         45,601,884
                                                                                                                ------------
    TOTAL INVESTMENTS (COST $798,309,576) 99.0% ......................                                           855,967,669
    OTHER ASSETS, LESS LIABILITIES 1.0% ..............................                                             8,249,295
                                                                                                                ------------
    NET ASSETS 100.0% ................................................                                          $864,216,964
                                                                                                                ============

CURRENCY ABBREVIATIONS   |   AUD - Australian Dollar | CAD - Canadian Dollar | DKK - Danish Krone | EUR - Euro
                             GBP - British Pound | HUF - Hungarian Forint | IDR - Indonesian Rupiah
                             KRW - South Korean Won | NOK - Norwegian Krone | NZD - New Zealand Dollar
                             PLN - Polish Zlotych | SEK - Swedish Krona | THB - Thai Baht

PORTFOLIO ABBREVIATIONS  |   FRN - Floating Rate Note | SF - Single Family

(a)  Non-income producing.

(b) See Note 1(c) regarding securities purchased on a when-issued, delayed delivery, or to-be-announced basis.

(c)  Defaulted securities. See Note 8.

(d)  See Note 9 regarding other considerations.

(e) See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

(f)  The principal amount is stated in U.S. dollars unless otherwise indicated.


                     Semiannual Report | See notes to financial statements. | 31

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004 (unaudited)

                                                                   ------------
                                                                     FRANKLIN
                                                                     STRATEGIC
                                                                    INCOME FUND
                                                                   ------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ..............................   $752,707,692
      Cost - Sweep Money Fund (Note 7) .........................     45,601,884
                                                                   ============
      Value - Unaffiliated issuers .............................    810,365,785
      Value - Sweep Money Fund (Note 7) ........................     45,601,884
   Cash ........................................................         22,307
   Foreign currency, at value (Cost $2,507,095) ................      2,577,793
   Receivables:
      Investment securities sold ...............................      3,783,580
      Capital shares sold ......................................      5,299,625
      Dividends and interest ...................................     13,376,202
                                                                   ------------
         Total assets ..........................................    881,027,176
                                                                   ------------
Liabilities:
   Payables:
      Investment securities purchased ..........................     14,519,701
      Capital shares redeemed ..................................      1,415,466
      Affiliates ...............................................        672,141
   Other liabilities ...........................................        202,904
                                                                   ------------
         Total liabilities .....................................     16,810,212
                                                                   ------------
            Net assets, at value ...............................   $864,216,964
                                                                   ============
Net assets consist of:
   Undistributed net investment income (loss) ..................   $ (5,331,690)
   Net unrealized appreciation (depreciation) ..................     57,886,571
   Accumulated net realized gain (loss) ........................    (34,741,432)
   Capital shares ..............................................    846,403,515
                                                                   ------------
            Net assets, at value ...............................   $864,216,964
                                                                   ============


32 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2004 (unaudited)

                                                                   ------------
                                                                     FRANKLIN
                                                                     STRATEGIC
                                                                    INCOME FUND
                                                                   ------------
CLASS A:
   Net assets, at value ........................................   $532,034,222
                                                                   ------------
   Shares outstanding ..........................................     51,028,542
                                                                   ------------
   Net asset value per share(a) ................................   $      10.43
                                                                   ------------
   Maximum offering price per share (net asset value per
      share / 95.75%) ..........................................   $      10.89
                                                                   ============
CLASS B:
   Net assets, at value ........................................   $103,417,278
                                                                   ------------
   Shares outstanding ..........................................      9,887,881
                                                                   ------------
   Net asset value and maximum offering price per share(a) .....   $      10.46
                                                                   ============
CLASS C:
   Net assets, at value ........................................   $170,376,688
                                                                   ------------
   Shares outstanding ..........................................     16,342,391
                                                                   ------------
   Net asset value and maximum offering price per share(a) .....   $      10.43
                                                                   ============
CLASS R:
   Net assets, at value ........................................   $ 12,340,099
                                                                   ------------
   Shares outstanding ..........................................      1,185,720
                                                                   ------------
   Net asset value and maximum offering price per share(a) .....   $      10.41
                                                                   ============
ADVISOR CLASS:
   Net assets, at value ........................................   $ 46,048,677
                                                                   ------------
   Shares outstanding ..........................................      4,414,378
                                                                   ------------
   Net asset value and maximum offering price per share(a) .....   $      10.43
                                                                   ============

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 33

FRANKLIN STRATEGIC SERIES

STATEMENT OF OPERATIONS
for the six months ended October 31, 2004 (unaudited)

                                                                   -----------
                                                                     FRANKLIN
                                                                    STRATEGIC
                                                                   INCOME FUND
                                                                   -----------
Investment income:
   Dividends
      Unaffiliated issuers .....................................   $   360,831
      Sweep Money Fund (Note 7) ................................       177,065
   Interest ....................................................    23,962,103
                                                                   -----------
         Total investment income ...............................    24,499,999
                                                                   -----------
Expenses:
   Management fees (Note 3) ....................................     1,810,968
   Distribution fees: (Note 3)
      Class A ..................................................       585,680
      Class B ..................................................       310,487
      Class C ..................................................       508,697
      Class R ..................................................        25,268
   Transfer agent fees (Note 3) ................................       621,494
   Custodian fees (Note 4) .....................................        66,755
   Reports to shareholders .....................................        14,990
   Registration and filing fees ................................       116,104
   Professional fees ...........................................        51,571
   Trustees' fees and expenses .................................         4,341
   Excise taxes (Note 3) .......................................        18,809
   Other .......................................................         7,674
                                                                   -----------
         Total expenses ........................................     4,142,838
         Expense reductions (Note 4) ...........................          (274)
         Expenses paid by affiliate (Note 3) ...................       (18,809)
                                                                   -----------
            Net expenses .......................................     4,123,755
                                                                   -----------
               Net investment income ...........................    20,376,244
                                                                   -----------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ..............................................     5,415,179
      Foreign currency transactions ............................       (33,493)
                                                                   -----------
         Net realized gain (loss) ..............................     5,381,686
   Net change in unrealized appreciation (depreciation) on:
      Investments ..............................................    25,069,290
      Translation of assets and liabilities denominated
         in foreign currencies .................................       274,685
                                                                   -----------
         Net change in unrealized appreciation (depreciation) ..    25,343,975
                                                                   -----------
Net realized and unrealized gain (loss) ........................    30,725,661
                                                                   -----------
Net increase (decrease) in net assets resulting from
   operations ..................................................   $51,101,905
                                                                   ===========


34 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended October 31, 2004 (unaudited) and the year ended April 30, 2004

                                                                                ---------------------------------
                                                                                  FRANKLIN STRATEGIC INCOME FUND
                                                                                ---------------------------------
                                                                                SIX MONTHS ENDED     YEAR ENDED
                                                                                OCTOBER 31, 2004   APRIL 30, 2004
                                                                                ---------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................................     $ 20,376,244      $ 34,266,090
      Net realized gain (loss) from investments and foreign currency
         transactions .......................................................        5,381,686        14,109,089
      Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign
         currencies .........................................................       25,343,975        14,778,927
                                                                                  ------------------------------
            Net increase (decrease) in net assets resulting from
               operations ...................................................       51,101,905        63,154,106
   Distributions to shareholders from:
      Net investment income:
         Class A ............................................................      (14,762,406)      (25,021,432)
         Class B ............................................................       (2,832,270)       (4,776,985)
         Class C ............................................................       (4,662,857)       (7,360,643)
         Class R ............................................................         (301,027)         (264,078)
         Advisor Class ......................................................       (1,391,445)       (2,749,308)
                                                                                  ------------------------------
   Total distributions to shareholders ......................................      (23,950,005)      (40,172,446)
   Capital share transactions: (Note 2)
         Class A ............................................................       69,251,414        95,740,700
         Class B ............................................................        8,118,020        27,762,617
         Class C ............................................................       13,164,799        61,619,992
         Class R ............................................................        4,588,430         5,695,727
         Advisor Class ......................................................        4,749,451         3,590,983
                                                                                  ------------------------------
   Total capital share transactions .........................................       99,872,114       194,410,019
   Redemption fees ..........................................................            6,019                --
                                                                                  ------------------------------
            Net increase (decrease) in net assets ...........................      127,030,033       217,391,679
Net assets:
   Beginning of period ......................................................      737,186,931       519,795,252
                                                                                  ------------------------------
   End of period ............................................................     $864,216,964      $737,186,931
                                                                                  ==============================
Distributions in excess of net investment income included in net assets:
   End of period ............................................................     $ (5,331,690)     $ (1,757,929)
                                                                                  ==============================


                     Semiannual Report | See notes to financial statements. | 35

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN STRATEGIC INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Strategic Income Fund (the Fund), non-diversified series of the Franklin Strategic Series (the Trust), consisting of five separate series. The Trust is an open-end investment company registered under the Investment Company Act of 1940. The financial statements of the remaining funds in the Trust are presented separately. The Fund seeks to obtain a high level of current income while seeking capital appreciation. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Debt securities, other over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value. Investments in open-end mutual funds are valued at the closing net asset value. All security valuation procedures are approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


36 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITIES PURCHASED ON A WHEN-ISSUED, DELAYED DELIVERY, OR TBA BASIS

The Fund may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

F. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.


                                                          Semiannual Report | 37

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of the Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in-capital as noted in the Statements of Changes in Net Assets.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


38 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                        --------------------------------------------------------
                                                             SIX MONTHS ENDED                YEAR ENDED
                                                             OCTOBER 31, 2004              APRIL 30, 2004
                                                        --------------------------------------------------------
                                                          SHARES        AMOUNT         SHARES         AMOUNT
                                                        --------------------------------------------------------
CLASS A SHARES:
   Shares sold ......................................   13,528,553   $136,858,019    24,629,534   $ 247,729,016
   Shares issued in reinvestment of distributions ...      968,707      9,729,408     1,652,202      16,485,015
   Share redeemed ...................................   (7,713,579)   (77,336,013)  (16,933,705)   (168,473,331)
                                                        --------------------------------------------------------
   Net increase (decrease) ..........................    6,783,681   $ 69,251,414     9,348,031   $  95,740,700
                                                        ========================================================
CLASS B SHARES:
   Shares sold ......................................    1,535,737   $ 15,560,517     4,013,559   $  40,371,288
   Shares issued in reinvestment of distributions ...      176,022      1,773,046       279,448       2,801,605
   Share redeemed ...................................     (915,234)    (9,215,543)   (1,534,543)    (15,410,276)
                                                        --------------------------------------------------------
   Net increase (decrease) ..........................      796,525   $  8,118,020     2,758,464   $  27,762,617
                                                        ========================================================
CLASS C SHARES:
   Shares sold ......................................    2,979,354   $ 30,120,272    10,663,297   $ 107,080,303
   Shares issued in reinvestment of distributions ...      289,940      2,911,043       471,733       4,715,364
   Share redeemed ...................................   (1,979,952)   (19,866,516)   (5,015,398)    (50,175,675)
                                                        --------------------------------------------------------
   Net increase (decrease) ..........................    1,289,342   $ 13,164,799     6,119,632   $  61,619,992
                                                        ========================================================
CLASS R SHARES:
   Shares sold ......................................      524,194   $  5,253,231       699,196   $   7,048,344
   Shares issued in reinvestment of distributions ...       28,680        287,726        25,195         253,148
   Share redeemed ...................................      (94,311)      (952,527)     (158,967)     (1,605,765)
                                                        --------------------------------------------------------
   Net increase (decrease) ..........................      458,563   $  4,588,430       565,424   $   5,695,727
                                                        ========================================================
ADVISOR CLASS SHARES:
   Shares sold ......................................      613,503   $  6,193,989     1,350,679   $  13,466,115
   Shares issued in reinvestment of distributions ...      136,332      1,369,006       272,590       2,720,184
   Share redeemed ...................................     (278,029)    (2,813,544)   (1,227,655)    (12,595,316)
                                                        --------------------------------------------------------
   Net increase (decrease) ..........................      471,806   $  4,749,451       395,614   $   3,590,983
                                                        ========================================================


                                                          Semiannual Report | 39

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

--------------------------------------------------------------------------------------
ENTITY                                                          AFFILIATION
--------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin/Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin/Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

-------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
-------------------------------------------------------------------------
       .625%          First $100 million
       .500%          Over $100 million, up to and including $250 million
       .450%          In excess of $250 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to .25%, .65%, .65%, and .50% per year of the average net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sale of the Fund's shares for the period:

Sales charges received ..............................................   $240,526
Contingent deferred sales charges retained ..........................   $126,774

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $621,494 of which $370,521 was paid to Investors Services.


40 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

F. EXCISE TAXES

The Fund incurred excise taxes which FT Services voluntarily agreed to reimburse, as noted in the Statement of Operations.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2004, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At April 30, 2004, the Fund had tax basis capital losses of $38,490,813, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
   2008 ..........................................................   $   656,122
   2009 ..........................................................     2,892,140
   2010 ..........................................................     5,124,478
   2011 ..........................................................    29,818,073
                                                                     -----------
                                                                     $38,490,813
                                                                     ===========

At April 30, 2004, the Fund had deferred capital losses subsequent to October 31, 2003 of $1,254,575. For tax purposes, such losses will be reflected in the year ending April 30, 2005.

At October 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ............................................   $802,795,027
                                                                   ============
Unrealized appreciation ........................................   $ 58,818,488
Unrealized depreciation ........................................     (5,645,846)
                                                                   ------------
Net unrealized appreciation (depreciation) .....................   $ 53,172,642
                                                                   ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, mortgage dollar rolls, paydown losses, and bond discounts and premiums.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar rolls, paydown losses, and bond discounts and premiums.


                                                          Semiannual Report | 41

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

6. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2004 aggregated $299,201,619 and $226,565,213, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-ended investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 51.4% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted securities for which the income has been deemed uncollectible. At October 31, 2004, the value of these securities was $1,875,000, representing .22% of the Fund's net assets. The Fund discontinues accruing income on defaulted bonds and those bonds for which the income is deemed uncollectible and provides estimates for losses on interest receivable. For information as to specific securities, see the accompanying Statement of Investments.

9. OTHER CONSIDERATIONS

Advisers, as the Franklin Strategic Income Fund's Manager, may serve as a member of various bondholders' steering committees, on credit committees, or may represent the Funds in certain corporate restructuring negotiations. During the period Advisers served in one or more of these capacities for Ultrapetrol Ltd. As a result of this involvement, Advisers may have been in possession of certain material non-public information. If Advisers, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.


42 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

10. REGULATORY MATTERS

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS

A. INVESTIGATIONS

As part of various investigations by the Securities and Exchange Commission ("SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, Inc. ("NASD") relating to certain practices in the mutual fund industry, including late trading, market timing and market support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees provided documents and information in response to these requests and subpoenas. In addition, the Company has responded, and in one instance, is currently responding to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

Franklin Templeton Investments Corp. ("FTIC"), a Company subsidiary and the investment manager of Franklin Templeton's Canadian mutual funds, has been cooperating with and responding to requests for information from the Ontario Securities Commission (the "OSC") relating to the OSC's review of frequent trading practices within the Canadian mutual fund industry. On December 10, 2004, FTIC received a letter indicating that the staff of the OSC is contemplating enforcement proceedings against FTIC before the OSC. In its letter, the OSC staff expressed the view that, over the period of February 1999 to February 2003, there were certain accounts that engaged in a frequent trading market timing strategy in certain funds being managed by FTIC. The letter also gave FTIC the opportunity to respond to the issues raised in the letter and to provide the OSC staff with additional information relevant to these matters. The Company expects to enter into discussions with the OSC staff in an effort to resolve the issues raised in the OSC's review. The Company cannot predict the likelihood of whether those discussions will result in a settlement, or the terms of any such settlement.

On December 9, 2004, the staff of the NASD informed the Company that it has made a preliminary determination to recommend a disciplinary proceeding against Franklin/Templeton Distributors, Inc. ("FTDI"), alleging that FTDI violated certain NASD rules by the use of directed brokerage commissions to pay for sales and marketing support. FTDI has also received a separate letter from the NASD staff advising FTDI of the NASD staff's preliminary determination to recommend a disciplinary proceeding against FTDI alleging violation of certain NASD rules relating to FTDI's Top Producers program. The Company believes that any such charges are unwarranted.


                                                          Semiannual Report | 43

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

10. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

B. SETTLEMENTS

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc. reached an agreement with the SEC that resolved the issues resulting from the SEC's investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to the administrative complaint filed on February 4, 2004. The administrative complaint concerned one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statement of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a


44 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

10. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

B. SETTLEMENTS (CONTINUED)

second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that FTDI reached an agreement with the California Attorney General's Office ("CAGO"), resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. The Company believes that the settlement of the CAGO matter is in the best interest of the Company and its fund shareholders. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to Franklin Templeton funds and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Order").

The Company believes that the settlement of this matter is in the best interest of the Company and its fund shareholders. Under the terms of the Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

OTHER LEGAL PROCEEDINGS

The Trust, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in


                                                          Semiannual Report | 45

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

10. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Various subsidiaries of Franklin Resources, Inc., as well as certain funds managed by those subsidiaries, have also been named in multiple lawsuits filed in state courts in Illinois. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or the Company. Additionally, FTIC was recently served with a class action market timing complaint in Quebec, Canada.

In addition, the Company, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of the funds' shareholders.


46 | Semiannual Report

FRANKLIN STRATEGIC SERIES

SHAREHOLDER INFORMATION

FRANKLIN STRATEGIC INCOME FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 47

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet
  Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 5, 6
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products
  Trust 10


1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders and select retirement plans. 3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

11/04                                         Not part of the semiannual report

      [LOGO OMITTED]
 FRANKLIN(R) TEMPLETON(R)
       INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906


[box] WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic Income Fund

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



194 S2004 12/04






[GRAPHIC OMITTED]

                                                        OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                          A series of Franklin Strategic Series


--------------------------------------------------------------------------------
                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                     BLEND
--------------------------------------------------------------------------------

                                    FRANKLIN
                              U.S. LONG-SHORT FUND


                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?

                                                    Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

    [LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
    INVESTMENTS

  FRANKLIN TEMPLETON
     INVESTMENTS

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Not part of the semiannual report

                                    CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin U.S. Long-Short Fund .............................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................    9

Financial Highlights and Statement of Investments .........................   11

Financial Statements ......................................................   17

Notes to Financial Statements .............................................   20

Shareholder Information ...................................................   31

--------------------------------------------------------------------------------

SHAREHOLDER LETTER

Dear Shareholder:

Solid domestic economic growth, higher corporate earnings and greater business spending became more evident during the six months ended October 31, 2004. Although these factors were favorable for financial markets, record high oil prices and an uncertain presidential election appeared to dampen the markets. The Dow Jones Industrial Average returned -0.92% and the Standard & Poor's 500 Composite Index (S&P 500) returned 2.96% for the period under review.(1) Although volatile, most bond markets had solid returns. In response to the strong economy and nascent inflationary pressures, the Federal Reserve Board made quarter percentage point hikes to the federal funds target rate in June, August and September 2004, raising the rate to 1.75%. We found encouraging signs in economic indicators and continue to hold a positive long-term outlook for financial markets.

Although future economic and market developments are impossible to predict, as an investor, you can follow certain basic principles in planning for future needs. First, investing for the long term is important so that you can better weather

(1.) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

--------------------------------------------------------------------------------

EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                           Not part of the semiannual report | 1

--------------------------------------------------------------------------------
STATEMENT ON CURRENT INDUSTRY ISSUES
--------------------------------------------------------------------------------
In our efforts to fulfill our ongoing commitment to provide you with timely and accurate information, we have prepared a statement on current industry issues as they pertain to Franklin Resources, Inc., and our subsidiary companies (Franklin Templeton Investments). You can find the most updated "Statement on Current Industry Issues" and a detailed Q&A at franklintempleton.com, or call us at 1-800/632-2301.
--------------------------------------------------------------------------------

short-term market ups and downs. Second, by choosing a mutual fund that comprises a range of holdings, you can use diversification to help manage investment risk. Third, it may make sense to follow a regular investment plan, also called dollar-cost averaging. By investing a certain amount of money monthly or quarterly, you can take advantage of market dips without worrying about when they will occur. Your money buys more shares when the price is low and fewer when the price is high, which can mean a lower average cost per share over time. Remember, however, to consider your financial ability to continue purchases through times of low price levels or changing economic conditions before committing to such a strategy. Dollar-cost averaging does not guarantee a profit or eliminate risk, and it will not protect you from a loss if you sell shares at a market low. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

In the enclosed semiannual report for Franklin U.S. Long-Short Fund, the portfolio managers discuss market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Strategic Series

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF OCTOBER 31, 2004. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

SEMIANNUAL REPORT

FRANKLIN U.S. LONG-SHORT FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin U.S. Long-Short Fund seeks long-term capital appreciation in both up and down (bull and bear) markets, with less volatility than the overall stock market. Under normal market conditions, the Fund will have both long and short positions in equity securities, primarily common stocks of U.S. companies.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin U.S. Long-Short Fund covers the period ended October 31, 2004.

PERFORMANCE OVERVIEW

Franklin U.S. Long-Short Fund - Class A posted a +1.54% cumulative total return for the six months under review. The Fund underperformed its benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which posted a 2.96% cumulative total return for the same period.(1) During the period under review, the Fund had 30% of the volatility of the S&P 500, as measured by standard deviation of daily returns, and a relative correlation of 19%. Since the Fund's inception, its relative volatility and correlation to the benchmark were 44% and 13%. Consistent with our strategy, these volatility and correlation figures are positive, in our view, and we believe they are indicative of the type of results expected for a fund of this nature. You can find the Fund's long-term performance data in the Performance Summary on page 8.

ECONOMIC AND MARKET OVERVIEW

During the six months ended October 31, 2004, the economy moved ahead with annualized gross domestic product (GDP) gaining 3.3% and 3.9% in the second and third quarters. Although below expectations, the quarter-to-quarter growth was considered fairly strong amid mixed conditions. While fluctuating consumer confidence was more subdued than in recent years, consumer spending supported strong auto sales and increased durable goods consumption. Similarly, business spending rose even as business confidence weakened after peaking in the summer. With improving balance sheets and stronger cash flows, many companies entered

(1.) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 12.


                                                           Semiannual Report | 3
an upgrade cycle and invested in new technologies, driving equipment spending up 14.9% in 2004's third quarter.(2)

Job creation was strong in October 2004 and the unemployment rate was 5.5%, while initial jobless claims rose and continuing claims fell.(3) More than one-half of the jobs lost during the recession have been recovered; however, most were part-time or temporary. Given concerns over rising benefits costs and soft economic recovery, many companies turned to temporary employment or opted for continued hiring freezes.

The U.S. dollar weakened and by October it had fallen to an eight-month low against the euro and a six-month low against the yen. The widening trade deficit and possibility for higher import prices amplified inflationary pressures. Energy prices, especially for crude oil, hit record high levels. Aiming to keep inflation low, the Federal Reserve Board (Fed) raised the federal funds target rate in June, August and September, from 1.00% to 1.75%. The Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets fluctuated with dramatic losses and gains during the reporting period. For example, the Dow Jones Industrial Average fell to an 11-month low of 9,750 on October 25, followed by two days of 100-point-plus gains, largely because of a drop in oil prices.(4) Disappointing earnings from a number of blue chip companies applied downward pressure, but initial public offering (IPO) activity was strong. Investor sentiment improved late in the period despite the mixed signals. The S&P 500 rose 2.96% for the six months under review, while the technology-heavy NASDAQ Composite Index increased 3.12%.(5)

INVESTMENT STRATEGY

We select the Fund's long and short positions on a stock-by-stock basis, searching for securities with favorable risk and return profiles. For long positions, we look for growth- and value-oriented stocks of companies with strong fundamentals or valuable assets that we believe are underappreciated by the market. For short positions, we use primarily fundamental, accounting and event-driven strategies. Additionally, we use technical analysis as a risk control measure. The Fund pursues additional goals of reduced volatility and correlation relative to the overall market.

(2.) Source: Bureau of Economic Analysis.

(3.) Source: Bureau of Labor Statistics.

(4.) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

(5.) Source: Standard & Poor's Micropal. See footnote 1 for a description of the
     S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.


4 | Semiannual Report

EQUITY EXPOSURE
10/31/04

----------------------------------------------------------------
                          % OF TOTAL NET ASSETS   # OF POSITIONS
----------------------------------------------------------------
Long Equity Securities            58.8%                 60
----------------------------------------------------------------
Short Equity Securities          -47.5%                 36
----------------------------------------------------------------
NET EQUITY EXPOSURE               11.3% (LONG)
----------------------------------------------------------------

MANAGER'S DISCUSSION

On October 31, 2004, the Fund's exposure was 58.8% long and 47.5% short, resulting in 11.3% net long equity exposure, down from 15.7% net long equity exposure on April 30, 2004.

The energy and industrial services sectors generally contributed to Fund performance during the period under review. Our positions in integrated oil, exploration and production, oil services, and coal companies helped performance, offset by losses in our short position in refiners. Oil prices continued to rise during the reporting period, and they peaked at around $55 per barrel toward the end of October. Thus, many of our energy and industrial services holdings appreciated in value past our price targets. During the reporting period, we sold our positions in BP, KCS Energy, Lone Star Technologies and Weatherford International. We retained most of our exposure to oil services because we believe drilling activity could continue to improve due to strong free cash flow generation by the exploration and production companies. Peabody Energy, one of America's largest coal miners, also rallied during the reporting period. The company benefited from the strong commodity price environment and was able to lock in favorable rates going forward. The Fund suffered losses from its short positions in Amerada Hess, an integrated oil company, and Tesoro Petroleum, a refiner. Both companies improved due to continued strength in refining margins.

Within non-energy minerals, positions in gold and diversified minerals contributed to Fund performance. The underlying commodities increased in price during the reporting period as the dollar continued its decline, and stock prices in the sector rose. We originally initiated these positions partially as a hedge on a falling dollar, and this strategy worked well. We trimmed our exposure as these stocks rallied past our target prices, but we retained most of our overall sector exposure through the purchase of Newcrest Mining. Within electronic technology, our long and short positions helped the Fund, but there was no consistent theme in terms of industry performance.

TOP 10 LONG HOLDINGS
10/31/04

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
Wyeth                                                                    2.3%
   HEALTH TECHNOLOGY, U.S.
--------------------------------------------------------------------------------
Bunge Ltd.                                                               2.2%
   PROCESS INDUSTRIES, U.S.
--------------------------------------------------------------------------------
Microsoft Corp.                                                          2.1%
   TECHNOLOGY SERVICES, U.S.
--------------------------------------------------------------------------------
Motorola Inc.                                                            1.9%
   ELECTRONIC TECHNOLOGY, U.S.
--------------------------------------------------------------------------------
Dollar Tree Stores Inc.                                                  1.6%
   RETAIL TRADE, U.S.
--------------------------------------------------------------------------------
Noble Corp.                                                              1.6%
   INDUSTRIAL SERVICES, U.S.
--------------------------------------------------------------------------------
Peabody Energy Corp.                                                     1.5%
   ENERGY MINERALS, U.S.
--------------------------------------------------------------------------------
FormFactor Inc.                                                          1.5%
   ELECTRONIC TECHNOLOGY, U.S.
--------------------------------------------------------------------------------
Fred's Inc.                                                              1.4%
   RETAIL TRADE, U.S.
--------------------------------------------------------------------------------
Newcrest Mining Ltd.                                                     1.4%
   NON-ENERGY MINERALS, AUSTRALIA
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5

PORTFOLIO BREAKDOWN
10/31/04

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Long Positions                                                           58.8%
--------------------------------------------------------------------------------
Short Positions                                                         -47.5%
--------------------------------------------------------------------------------
Short-Term Investments                                                   46.3%
--------------------------------------------------------------------------------
Other Net Assets, less Liabilities                                       42.4%*
--------------------------------------------------------------------------------

* Includes the market value of the short positions.

SECTOR/INDUSTRY BREAKDOWN
Based on Total Net Assets as of 10/31/04

--------------------------------------------------------------------------------
                                                                      NET EQUITY
                                                   LONG %   SHORT %   EXPOSURE %
--------------------------------------------------------------------------------
Electronic Technology                               9.9%     -5.0%        4.9%
--------------------------------------------------------------------------------
Process Industries                                  7.1%     -2.2%        4.9%
--------------------------------------------------------------------------------
Health Technology                                   6.2%     -2.6%        3.6%
--------------------------------------------------------------------------------
Non-Energy Minerals                                 4.1%     -0.5%        3.6%
--------------------------------------------------------------------------------
Consumer Services                                   4.4%     -1.3%        3.1%
--------------------------------------------------------------------------------
Industrial Services                                 5.6%     -3.4%        2.2%
--------------------------------------------------------------------------------
Retail Trade                                        5.3%     -3.5%        1.8%
--------------------------------------------------------------------------------
Distribution Services                               1.7%     -1.0%        0.7%
--------------------------------------------------------------------------------
Technology Services                                 2.1%     -1.5%        0.6%
--------------------------------------------------------------------------------
Diversified Financial Services                      0.3%     -0.4%       -0.1%
--------------------------------------------------------------------------------
Consumer Non-Durables                               1.0%     -1.1%       -0.1%
--------------------------------------------------------------------------------
Finance                                             4.7%     -5.0%       -0.3%
--------------------------------------------------------------------------------
Commercial Services                                 1.1%     -1.8%       -0.7%
--------------------------------------------------------------------------------
Transportation                                      0.0%     -1.4%       -1.4%
--------------------------------------------------------------------------------
Producer Manufacturing                              1.8%     -4.9%       -3.1%
--------------------------------------------------------------------------------
Consumer Durables                                   0.0%     -3.2%       -3.2%
--------------------------------------------------------------------------------
Energy Minerals                                     3.5%     -8.7%       -5.2%
--------------------------------------------------------------------------------

Hindering Fund performance during the period were short positions in the consumer durables, producer manufacturing and transportation sectors. These sectors performed well during the reporting period as consumer spending and manufacturing activity remained strong. Positions that hurt the Fund included Black & Decker, Danaher, Expeditors International and J.B. Hunt Transport Services. We shorted these positions as a partial hedge to a slowdown in the economic recovery. However, the negative impact of these short positions was somewhat mitigated by our long exposure in these same sectors.

Within the Fund's long portfolio, notable detractors included Colgate-Palmolive, Federal Agricultural Mortgage (Farmer Mac), Forest Laboratories, Agere Systems and Kemet. Upon further review, we decided to hold onto these positions.


6 | Semiannual Report

Thank you for your continued participation in Franklin U.S. Long-Short Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]          /s/ Michael R. Ward

                         Michael R. Ward
                         Portfolio Manager


[PHOTO OMITTED]          /s/ Gary K. Ko

                         Gary K. Ko, CFA
                         Assistant Portfolio Manager

                         Franklin U.S. Long-Short Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

PERFORMANCE SUMMARY AS OF 10/31/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses including dividends paid on short positions. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

--------------------------------------------------------------------------------
CLASS A                                              CHANGE   10/31/04   4/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$0.24    $15.78     $15.54
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE. CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE THE MAXIMUM SALES CHARGE.

-----------------------------------------------------------------------------------------
CLASS A                               6-MONTH   1-YEAR    5-YEAR   INCEPTION (5/28/99)(1)
-----------------------------------------------------------------------------------------
Cumulative Total Return(2)              +1.54%   +1.09%   +70.23%           +94.32%
-----------------------------------------------------------------------------------------
Average Annual Total Return(3)          -4.37%   -4.71%    +9.91%           +11.79%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment(4)         $9,563   $9,529   $16,042           $18,311
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/04)(5)              -5.92%   +11.13%           +11.95%
-----------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

ALTHOUGH THE FUND INTENDS TO REDUCE RISK BY HAVING BOTH LONG AND SHORT POSITIONS, IT IS POSSIBLE THE FUND'S LONG POSITIONS WILL DECLINE IN VALUE AT THE SAME TIME THE VALUE OF STOCKS SOLD SHORT INCREASES, THEREBY INCREASING THE POTENTIAL FOR LOSS. ALSO, THE FUND MAY NOT ALWAYS BE ABLE TO CLOSE OUT A SHORT POSITION AT A PARTICULAR TIME OR AT AN ACCEPTABLE PRICE. HISTORICALLY, INVESTMENTS IN SMALL-CAP STOCKS HAVE BEEN MORE VOLATILE IN PRICE THAN LARGER-CAP STOCKS, ESPECIALLY OVER THE SHORT TERM. THE FUND MAY ALSO INVEST IN FOREIGN COMPANIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

(1.) Fund inception date was 5/28/99. Fund shares were first offered to the public on 5/1/00.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum sales charge. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the maximum sales charge.

(5.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


8 | Semiannual Report

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.
     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                           Semiannual Report | 9

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                      VALUE 4/30/04     VALUE 10/31/04   PERIOD* 4/30/04-10/31/04
--------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,015.40               $8.94
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,016.33               $8.94
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


10 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN U.S. LONG-SHORT FUND

                                                      ---------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      OCTOBER 31, 2004                  YEAR ENDED APRIL 30,
                                                         (UNAUDITED)      2004       2003        2002       2001      2000
                                                      ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............     $ 15.54        $  15.73   $  16.29    $  21.09   $  17.12  $ 10.28
                                                         ------------------------------------------------------------------
Income from investment operations:

   Net investment income (loss)(a) .................        (.02)           (.14)      (.07)        .25        .63      .42

   Net realized and unrealized gains (losses) ......         .26            (.05)        --(f)    (2.52)      4.52     6.80
                                                         ------------------------------------------------------------------
Total from investment operations ...................         .24            (.19)      (.07)      (2.27)      5.15     7.22
                                                         ------------------------------------------------------------------
Less distributions from:

   Net investment income ...........................          --              --       (.49)       (.27)      (.25)    (.25)

   Net realized gains ..............................          --              --         --       (2.26)      (.93)    (.13)

Total distributions ................................          --              --       (.49)      (2.53)     (1.18)    (.38)
                                                         ------------------------------------------------------------------
Redemption fees ....................................          --(d)           --         --          --         --       --
                                                         ------------------------------------------------------------------
Net asset value, end of period .....................     $ 15.78        $  15.54   $  15.73    $  16.29   $  21.09  $ 17.12
                                                         ------------------------------------------------------------------
Total return(b) ....................................        1.54%          (1.21)%     (.48)%    (11.53)%    30.61%   71.60%
                                                         ==================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................     $97,804        $112,096   $144,582    $146,044   $384,144  $ 1,712

Ratios to average net assets:*

   Expenses(c) .....................................        1.76%(e)        2.23%      2.45%       2.01%      1.73%    4.63%(e), (g)

   Expenses net of waiver and payments
      by affiliate(c) ..............................        1.68%(e)        2.23%      2.45%       2.01%      1.73%      --

   Net investment income (loss) ....................       (.28)%(e)        (.89)%     (.42)%      1.32%      3.06%    3.33%(e)

Portfolio turnover rate ............................       44.31%         217.47%    184.90%     146.05%    125.12%  234.43%

Portfolio turnover rate including short sales ......       68.93%         346.01%    258.22%     327.27%    400.19%  431.04%

*Ratios to average net assets, excluding dividend expense on securities sold short:

Expenses ...........................................        1.29%(e)        1.71%      1.84%       1.60%      1.56%    4.50%(e), (g)

Expenses net of waiver and payments
   by affiliates ...................................        1.21%(e)        1.71%      1.84%       1.60%      1.56%      --

(a)  Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect consistent operating expenses.

(d)  Amount is less than $0.001 per share.

(e)  Annualized.

(f) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net gains on investments for that period, because of the timing of sales and repurchase of the Fund shares in relation to fluctuating market value of the investments of the Fund.

(g)  For the period May 28, 1999 (commencement date) to April 30, 2000.


                     Semiannual Report | See notes to financial statements. | 11

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
         FRANKLIN U.S. LONG-SHORT FUND                                                   COUNTRY         SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
         COMMON STOCKS AND OPTIONS 58.8%
         COMMERCIAL SERVICES 1.1%
     (a) Thomson Corp. ...........................................................       Canada            31,999   $  1,110,045
                                                                                                                    ------------

         CONSUMER NON-DURABLES 1.0%
         Colgate-Palmolive Co. ...................................................    United States        21,733        969,727
                                                                                                                    ------------

         CONSUMER SERVICES 4.4%
         Clear Channel Communications Inc. .......................................    United States        28,760        960,584
(a), (b) DIRECTV Group Inc. ......................................................    United States        53,026        889,246
         Dow Jones & Co. Inc. ....................................................    United States        29,060      1,285,905
     (b) eLong Inc., ADR .........................................................   Cayman Islands         9,400        127,840
(a), (b) Liberty Media Corp., A ..................................................    United States       114,509      1,021,420
                                                                                                                    ------------
                                                                                                                       4,284,995
                                                                                                                    ------------

         DISTRIBUTION SERVICES 1.7%
     (a) AmerisourceBergen Corp. .................................................    United States        18,825      1,036,128
         Cardinal Health Inc. ....................................................    United States        11,800        551,650
         Cardinal Health Inc., Jan. 55 Calls, 1/22/05 ............................    United States           296         14,800
                                                                                                                    ------------
                                                                                                                       1,602,578
                                                                                                                    ------------

         DIVERSIFIED FINANCIAL SERVICES .3%
         S & P 500 Index, Mar. 1100 Puts, 3/16/05 ................................    United States           100        295,000
                                                                                                                    ------------

         ELECTRONIC TECHNOLOGY 9.9%
     (b) Agere Systems Inc., A ...................................................    United States       334,387        404,608
     (b) Alcatel SA, ADR .........................................................       France            71,500      1,044,615
     (b) Corning Inc. ............................................................    United States        65,000        744,250
(a), (b) EMC Corp. ...............................................................    United States        72,454        932,483
     (b) FormFactor Inc. .........................................................    United States        60,588      1,420,789
         Intel Corp. .............................................................    United States        46,295      1,030,527
         Intersil Corp., A .......................................................    United States        52,220        852,230
(a), (b) Kemet Corp. .............................................................    United States        56,683        439,860
     (a) Motorola Inc. ...........................................................    United States       105,363      1,818,565
         Semiconductor HOLDRs Trust, Nov. 32.5 Calls, 11/20/04 ...................    United States           487         44,317
     (b) UNOVA Inc. ..............................................................    United States        63,800        979,330
                                                                                                                    ------------
                                                                                                                       9,711,574
                                                                                                                    ------------

         ENERGY MINERALS 3.5%
         Chesapeake Energy Corp. .................................................    United States        62,868      1,010,917
     (a) Peabody Energy Corp. ....................................................    United States        22,628      1,443,214
     (a) Unocal Corp. ............................................................    United States        22,790        951,483
         Unocal Corp., Jan. 32.5 Puts, 1/22/05 ...................................    United States           454          4,540
                                                                                                                    ------------
                                                                                                                       3,410,154
                                                                                                                    ------------

         FINANCE 4.7%
         Allstate Corp. ..........................................................    United States        21,599      1,038,696
     (a) Assurant Inc. ...........................................................    United States        43,427      1,171,661
     (b) Calamos Asset Management Inc., A ........................................    United States        19,300        376,350


12 | Semiannual Report

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
         FRANKLIN U.S. LONG-SHORT FUND                                                   COUNTRY         SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
         COMMON STOCKS AND OPTIONS (CONT.)
         FINANCE (CONT.)
(a), (b) Federal Agriculture Mortgage Corp., C ...................................    United States        39,884   $    784,518
         Shinsei Bank Ltd. .......................................................        Japan            53,000        345,505
         Shinsei Bank Ltd., 144A .................................................        Japan           130,000        847,466
                                                                                                                    ------------
                                                                                                                       4,564,196
                                                                                                                    ------------

         HEALTH TECHNOLOGY 6.2%
     (b) Boston Scientific Corp. .................................................    United States        29,200      1,030,760
(a), (b) Forest Laboratories Inc. ................................................    United States        16,314        727,604
     (b) MedImmune Inc. ..........................................................    United States        32,061        911,174
         Shire Pharmaceuticals Group PLC, ADR ....................................   United Kingdom        39,490      1,121,516
     (a) Wyeth ...................................................................    United States        57,277      2,271,033
                                                                                                                    ------------
                                                                                                                       6,062,087
                                                                                                                    ------------

         INDUSTRIAL SERVICES 5.6%
     (b) Allied Waste Industries Inc. ............................................    United States        53,150        433,704
     (b) Noble Corp. .............................................................    United States        34,170      1,560,886
(a), (b) Pride International Inc. ................................................    United States        51,198        946,139
(a), (b) Rowan Cos. Inc. .........................................................    United States        49,026      1,251,634
(a), (b) Superior Energy Services Inc. ...........................................    United States        98,513      1,269,832
                                                                                                                    ------------
                                                                                                                       5,462,195
                                                                                                                    ------------

         NON-ENERGY MINERALS 4.1%
     (b) Kinross Gold Corp. ......................................................       Canada            85,167        637,573
(a), (b) Meridian Gold Inc. ......................................................    United States        63,011      1,064,886
         Newcrest Mining Ltd. ....................................................      Australia         107,900      1,345,066
         Xstrata AG ..............................................................     Switzerland         64,063        994,639
                                                                                                                    ------------
                                                                                                                       4,042,164
                                                                                                                    ------------

         PROCESS INDUSTRIES 7.1%
     (a) Bunge Ltd. ..............................................................    United States        45,598      2,176,392
     (a) Cabot Corp. .............................................................    United States        31,837      1,085,005
(a), (b) Cabot Microelectronics Corp. ............................................    United States        27,597        994,320
     (b) Graftech International Ltd. .............................................    United States       101,000        935,260
         NOVA Chemicals Corp. ....................................................       Canada            13,200        513,480
     (a) RPM International Inc. ..................................................    United States        70,390      1,240,976
                                                                                                                    ------------
                                                                                                                       6,945,433
                                                                                                                    ------------

         PRODUCER MANUFACTURING 1.8%
         ITT Industries Inc. .....................................................    United States        13,257      1,075,673
         SPX Corp. ...............................................................    United States        18,600        713,310
                                                                                                                    ------------
                                                                                                                       1,788,983
                                                                                                                    ------------


                                                          Semiannual Report | 13

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
         FRANKLIN U.S. LONG-SHORT FUND                                                   COUNTRY         SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
         COMMON STOCKS AND OPTIONS (CONT.)
         RETAIL TRADE 5.3%
     (b) Dollar Tree Stores Inc. .................................................    United States        55,170   $  1,594,413
         Fred's Inc. .............................................................    United States        77,202      1,353,351
     (b) Office Depot Inc. .......................................................    United States        68,000      1,100,920
     (b) Shopping.com Ltd. .......................................................       Israel             6,500        175,305
         Wal-Mart Stores Inc. ....................................................    United States        17,942        967,433
                                                                                                                    ------------
                                                                                                                       5,191,422
                                                                                                                    ------------

         TECHNOLOGY SERVICES 2.1%
     (a) Microsoft Corp. .........................................................    United States        72,911      2,040,779
                                                                                                                    ------------
         TOTAL COMMON STOCKS AND OPTIONS (COST $52,630,967) ......................                                    57,481,332
                                                                                                                    ------------
         SHORT TERM INVESTMENT 46.3%
         MONEY FUND (COST $24,430,117) 25.0%
     (c) Franklin Institutional Fiduciary Trust Money Market Portfolio ...........    United States    24,430,117     24,430,117
                                                                                                                    ------------

                                                                                                       PRINCIPAL
                                                                                                        AMOUNT
                                                                                                      -----------
         REPURCHASE AGREEMENT (COST $20,895,332) 21.3%
     (d) Joint Repurchase Agreement, 1.817%, 11/01/04
            (Maturity Value $20,898,496) .........................................    United States   $20,895,332     20,895,332
               ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,937,499)
               Banc of America Securities LLC (Maturity Value $1,937,499)
               Barclays Capital Inc. (Maturity Value $1,937,499)
               Bear, Stearns & Co. Inc. (Maturity Value $1,033,640)
               BNP Paribas Securities Corp. (Maturity Value $1,937,499)
               Credit Suisse First Boston LLC (Maturity Value $516,821)
               Deutsche Bank Securities Inc. (Maturity Value $1,937,499)
               Dresdner Kleinwort Wasserstein Securities LLC
                  (Maturity Value $1,937,499)
               Greenwich Capital Markets Inc. (Maturity Value $1,937,499)
               Lehman Brothers Inc. (Maturity Value $1,910,544)
               Morgan Stanley & Co. Inc. (Maturity Value $1,937,499)
               UBS Securities LLC (Maturity Value $1,937,499)
                  Collateralized by U.S. Government Agency Securities,
                     0.00 - 7.00%, 11/12/04 - 9/15/09; (e)U.S. Treasury Bills,
                     1/13/05; and U.S. Treasury Notes, 1.625 - 6.75%,
                     12/31/04 - 9/15/09
                                                                                                                    ------------
         TOTAL INVESTMENTS (COST $97,956,416) 105.1% .............................                                   102,806,781
         OPTIONS WRITTEN (.7)% ...................................................                                      (684,725)
         SECURITIES SOLD SHORT (46.8)% ...........................................                                   (45,803,882)
         OTHER ASSETS, LESS LIABILITIES 42.4% ....................................                                    41,485,744
                                                                                                                    ------------
         NET ASSETS 100.0% .......................................................                                  $ 97,803,918
                                                                                                                    ============
     (f) OPTIONS WRITTEN

         ISSUER                                                                                        CONTRACTS
                                                                                                      -----------
         CALL OPTIONS
         DIVERSIFIED FINANCIAL SERVICES .2%
         S&P 500 Index, Mar. 1175 Calls, 3/19/05 .................................    United States           100        200,000
                                                                                                                    ------------


14 | Semiannual Report

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
         FRANKLIN U.S. LONG-SHORT FUND                                                   COUNTRY       CONTRACTS        VALUE
--------------------------------------------------------------------------------------------------------------------------------
     (f) OPTIONS WRITTEN (CONT.)
         ISSUER
         ENERGY MINERALS .2%
         Unocal Corp., Jan. 35 Calls, 1/22/05 ....................................    United States           227   $    157,765
                                                                                                                    ------------
         PUT OPTIONS
         DISTRIBUTION SERVICES .1%
         Cardinal Health Inc. Jan. 50 Puts, 1/22/05 ..............................    United States           296        150,960
                                                                                                                    ------------
         DIVERSIFIED FINANCIAL SERVICES .2%
         S&P 500 Index, Mar. 1050 Puts, 3/19/05 ..................................    United States           100        176,000
                                                                                                                    ------------
         TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $557,330) ......................                                  $    684,725
                                                                                                                    ------------
     (g) SECURITIES SOLD SHORT 46.8%

         ISSUER                                                                                          SHARES
                                                                                                      -----------
         COMMERCIAL SERVICES 1.8%
         Reuters Group PLC, ADR ..................................................   United Kingdom        42,284      1,729,415
                                                                                                                    ------------
         CONSUMER DURABLES 3.2%
         The Black & Decker Corp. ................................................    United States        29,713      2,385,360
         Pulte Homes Inc. ........................................................    United States        13,599        746,313
                                                                                                                    ------------
                                                                                                                       3,131,673
                                                                                                                    ------------
         CONSUMER NON-DURABLES 1.1%
         Alberto-Culver Co. ......................................................    United States        23,440      1,051,518
                                                                                                                    ------------
         CONSUMER SERVICES 1.3%
         Applebee's International Inc. ...........................................    United States        57,026      1,304,185
                                                                                                                    ------------
         DISTRIBUTION SERVICES .9%
         Sysco Corp. .............................................................    United States        29,142        940,412
                                                                                                                    ------------
         ELECTRONIC TECHNOLOGY 5.0%
         Juniper Networks Inc. ...................................................    United States        54,855      1,459,691
         Semiconductor HOLDRs Trust ..............................................    United States        79,272      2,560,486
         Texas Instruments Inc. ..................................................    United States        34,284        838,244
                                                                                                                    ------------
                                                                                                                       4,858,421
                                                                                                                    ------------
         ENERGY MINERALS 8.5%
         Amerada Hess Corp. ......................................................    United States        18,477      1,491,278
         Marathon Oil Corp. ......................................................    United States        18,753        714,677
         Repsol YPF SA, ADR ......................................................        Spain            51,769      1,121,834
         Tesoro Petroleum Corp. ..................................................    United States       166,106      5,029,690
                                                                                                                    ------------
                                                                                                                       8,357,479
                                                                                                                    ------------
         FINANCE 5.0%
         Fannie Mae ..............................................................    United States        16,114      1,130,397
         JPMorgan Chase & Co. ....................................................    United States        44,684      1,724,803
         MBNA Corp. ..............................................................    United States        37,370        957,793
         North Fork Bancorporation Inc. ..........................................    United States        23,791      1,049,183
                                                                                                                    ------------
                                                                                                                       4,862,176
                                                                                                                    ------------


                                                          Semiannual Report | 15

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
         FRANKLIN U.S. LONG-SHORT FUND                                                   COUNTRY         SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
     (g) SECURITIES SOLD SHORT (CONT.)
         ISSUER
         HEALTH TECHNOLOGY 2.6%
         Biotech HOLDRs Trust ....................................................    United States        13,942   $  1,884,959
         Eli Lilly & Co. .........................................................    United States        11,331        622,185
                                                                                                                    ------------
                                                                                                                       2,507,144
                                                                                                                    ------------
         INDUSTRIAL SERVICES 3.4%
         Oil Service HOLDRs Trust ................................................    United States        35,884      2,908,757
         Veritas DGC Inc. ........................................................    United States        19,771        417,168
                                                                                                                    ------------
                                                                                                                       3,325,925
                                                                                                                    ------------
         NON-ENERGY MINERALS .5%
         Louisiana-Pacific Corp. .................................................    United States        18,970        464,955
                                                                                                                    ------------
         PROCESS INDUSTRIES 2.2%
         PPG Industries Inc. .....................................................    United States        34,170      2,178,337
                                                                                                                    ------------
         PRODUCER MANUFACTURING 4.9%
         Caterpillar Inc. ........................................................    United States        27,313      2,199,788
         Danaher Corp. ...........................................................    United States        33,141      1,827,063
         Navistar International Corp. ............................................    United States        23,428        809,438
                                                                                                                    ------------
                                                                                                                       4,836,289
                                                                                                                    ------------
         RETAIL TRADE 3.5%
         Staples Inc. ............................................................    United States        34,000      1,011,160
         Target Corp. ............................................................    United States        24,228      1,211,885
         Williams-Sonoma Inc. ....................................................    United States        31,313      1,195,217
                                                                                                                    ------------
                                                                                                                       3,418,262
                                                                                                                    ------------
         TECHNOLOGY SERVICES 1.5%
         Citrix Systems Inc. .....................................................    United States        59,838      1,443,891
                                                                                                                    ------------
         TRANSPORTATION 1.4%
         Expeditors International of Washington Inc. .............................    United States        13,125        749,438
         J.B. Hunt Transport Services Inc. .......................................    United States        15,770        644,362
                                                                                                                    ------------
                                                                                                                       1,393,800
                                                                                                                    ------------
         TOTAL SECURITIES SOLD SHORT (PROCEEDS $32,602,536) ......................                                  $ 45,803,882
                                                                                                                    ============

(a) See Note 1(f) regarding securities segregated with broker for securities sold short.

(b)  Non-income producing.

(c) See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

(d)  See Note 1(c) regarding repurchase agreement.

(e)  Security is traded on a discount basis with a zero coupon.

(f)  See Note 1(e) regarding written options.

(g)  See Note 1(f) regarding securities sold short.


16 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004 (unaudited)

                                                                                         FRANKLIN
                                                                                     U.S. LONG-SHORT
                                                                                           FUND
                                                                                     ---------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ................................................    $ 52,630,967
      Cost - Sweep Money Fund (Note 7) ...........................................      24,430,117
                                                                                      ------------
      Value - Unaffiliated issuers (includes securities segregated with broker
         for securities sold short in the amount of $24,509,415) .................      57,481,332
      Value - Sweep Money Fund (Note 7) ..........................................      24,430,117
   Repurchase agreements, at value and cost ......................................      20,895,332
   Receivables:
      Investment securities sold .................................................       1,524,732
      Capital shares sold ........................................................         814,353
      Dividends and interest .....................................................          21,714
   Cash on deposit with broker for securities sold short .........................      41,314,134
                                                                                      ------------
         Total assets ............................................................     146,481,714
                                                                                      ------------
Liabilities:
   Payables:
      Investment securities purchased ............................................       1,425,798
      Capital shares redeemed ....................................................         685,091
      Affiliates .................................................................          59,181
   Options written, at value (premiums received $557,330) ........................         684,725
   Securities sold short, at value (proceeds $32,602,536) ........................      45,803,882
   Other liabilities .............................................................          19,119
                                                                                      ------------
         Total liabilities .......................................................      48,677,796
                                                                                      ------------
            Net assets, at value .................................................    $ 97,803,918
                                                                                      ============
Net assets consist of:
   Undistributed net investment income (loss) ....................................    $   (145,310)
   Net unrealized appreciation (depreciation) ....................................      (8,478,040)
   Accumulated net realized gain (loss) ..........................................     (53,312,789)
   Capital shares ................................................................     159,740,057
                                                                                      ------------
            Net assets, at value .................................................    $ 97,803,918
                                                                                      ============
CLASS A:
   Net assets, at value ..........................................................    $ 97,803,918
                                                                                      ============
   Shares outstanding ............................................................       6,198,696
                                                                                      ============
   Net asset value per share(a) ..................................................    $      15.78
                                                                                      ============
   Maximum offering price per share (net asset value per share / 94.25%) .........    $      16.74
                                                                                      ============

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 17

FRANKLIN STRATEGIC SERIES

STATEMENT OF OPERATIONS
for the six months ended October 31, 2004 (unaudited)

                                                                                        FRANKLIN
                                                                                     U.S. LONG-SHORT
                                                                                          FUND
                                                                                     ---------------
Investment income:
   Dividends
      Unaffiliated issuers .......................................................    $    293,445
      Sweep Money Fund (Note 7) ..................................................         128,406
   Interest ......................................................................         312,378
                                                                                      ------------
         Total investment income .................................................         734,229
                                                                                      ------------
Expenses:
   Management fees (Note 3) ......................................................         217,755
   Administrative fees (Note 3) ..................................................         104,863
   Distribution fees (Note 3) ....................................................         185,092
   Transfer agent fees (Note 3) ..................................................         121,863
   Custodian fees (Note 4) .......................................................           1,781
   Reports to shareholders .......................................................          17,176
   Registration and filing fees ..................................................          12,157
   Professional fees .............................................................          11,953
   Trustees' fees and expenses ...................................................             769
   Dividends on securities sold short ............................................         246,843
   Other .........................................................................           2,744
                                                                                      ------------
         Total expenses ..........................................................         922,996
         Expenses reimbursed by affiliate (Note3) ................................         (43,457)
                                                                                      ------------
            Net expenses .........................................................         879,539
                                                                                      ------------
               Net investment income (loss) ......................................        (145,310)
                                                                                      ------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ................................................................       6,630,092
      Foreign currency transactions ..............................................          (2,241)
      Written options (Note 6) ...................................................          68,005
      Securities sold short ......................................................      (4,772,479)
                                                                                      ------------
               Net realized gain (loss) ..........................................       1,923,377
   Net change in unrealized appreciation (depreciation) on:
      Investments ................................................................        (305,288)
      Translation of assets and liabilities denominated
         in foreign currencies ...................................................             236
                                                                                      ------------
               Net change in unrealized appreciation
                  (depreciation) .................................................        (305,052)
                                                                                      ------------
Net realized and unrealized gain (loss) ..........................................       1,618,325
                                                                                      ------------
Net increase (decrease) in net assets resulting from
   operations ....................................................................    $  1,473,015
                                                                                      ============


18 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC SERIES

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended October 31, 2004 (unaudited) and the year ended April 30, 2004

                                                                         FRANKLIN U.S. LONG-SHORT FUND
                                                                       ---------------------------------
                                                                       SIX MONTHS ENDED     YEAR ENDED
                                                                       OCTOBER 31, 2004   APRIL 30, 2004
                                                                       ----------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) .................................     $   (145,310)     $ (1,192,062)
      Net realized gain (loss) from investments, written options,
         foreign currency transactions and securities sold short ...        1,923,377        (1,985,640)
      Net change in unrealized appreciation (depreciation) on
         investments and translation of assets and liabilities
         denominated in foreign currencies .........................         (305,052)        1,956,014
                                                                         ------------------------------
            Net increase (decrease) in net assets resulting from
               operations ..........................................        1,473,015        (1,221,688)
   Capital share transactions (Note 2) .............................      (15,765,006)      (31,264,931)
                                                                         ------------------------------
   Redemption fees .................................................               37                --
                                                                         ------------------------------
            Net increase (decrease) in net assets ..................      (14,291,954)      (32,486,619)
Net assets:
   Beginning of period .............................................      112,095,872       144,582,491
                                                                         ------------------------------
   End of period ...................................................     $ 97,803,918      $112,095,872
                                                                         ==============================
Undistributed net investment income (loss) included in net assets:
   End of period ...................................................     $   (145,310)     $         --
                                                                         ==============================


                     Semiannual Report | See notes to financial statements. | 19

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN U.S. LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin U.S. Long-Short Fund (the Fund) is a separate, diversified series of Franklin Strategic Series (the Trust), consisting of twelve separate series. The Trust is an open-end investment company registered under the Investment Company Act of 1940. The financial statements of the remaining funds in the Trust are presented separately. The Fund seeks long-term capital appreciation.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost. All security valuation procedures are approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


20 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN U.S. LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At October 31, 2004, all repurchase agreements held by the Fund had been entered into on October 29, 2004.

D. FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon forward exchange rate at a future date. These contracts are valued daily by the Fund and any equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts included movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. OPTIONS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon cloing, other than by exercise, of an option which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.


                                                          Semiannual Report | 21

FRANKLIN STRATEGIC SERIES

FRANKLIN U.S. LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at the current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

G. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income, dividends declared on securities sold short, and distributions to shareholders are recorded on the ex-dividend date.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


22 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN U.S. LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Fund's shares held five trading days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in-capital as noted in the Statements of Changes in Net Assets.

K. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                     PERIOD ENDED                 YEAR ENDED
                                   OCTOBER 31, 2004             APRIL 30, 2004
                              -----------------------------------------------------
                                SHARES        AMOUNT        SHARES        AMOUNT
                              -----------------------------------------------------
Shares sold ...............      590,603   $  9,180,479    2,812,466   $ 44,489,356
Shares redeemed ...........   (1,603,929)   (24,945,485)  (4,790,395)   (75,754,287)
                              -----------------------------------------------------
Net increase (decrease) ...   (1,013,326)  $(15,765,006)  (1,977,929)  $(31,264,931)
                              =====================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

--------------------------------------------------------------------------------
ENTITY                                                   AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                       Investment manager
Franklin Templeton Alternative Strategies LLC
   (Alternative Strategies)                              Investment manager
Franklin Templeton Investor Services LLC (FT Services)   Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)     Principal underwriter
Franklin Templeton Investor Services LLC
   (Investor Services)                                   Transfer agent


                                                          Semiannual Report | 23

FRANKLIN STRATEGIC SERIES

FRANKLIN U.S. LONG-SHORT FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays the Adviser an investment management fee comprised of a "base fee" and a "performance adjustment". The base fee is calculated at the beginning of each month using an annual rate of 1.50% of the prior month's average daily net assets. The performance adjustment is calculated at the beginning of each month based on how much the fund's total return exceeded or lagged its benchmark, the Standard & Poors 500 Composite Stock Price Index (the "fund performance differential"), over the preceding twelve-month period (the performance period). A performance adjustment is applicable if the fund performance differential exceeds 2.00%, either upwards (an increase to the base fee) or downwards (a decrease to the base fee). The performance adjustment rate is equal to 0.01% for each additional 0.05% that the fund performance differential exceeds 2.00%. The performance adjustment amount is determined by multiplying the performance adjustment rate by the average daily net assets of the performance period. The performance adjustment rate may not exceed 1.00% annualized, either upwards or downwards. At the end of each month, an annualized investment management fee ratio is calculated (total investment management fees divided by fiscal year to date average daily net assets). In accordance with the Investment Management Agreement, the investment management fee ratio may not exceed 2.50% or fall below 0.50% for the fiscal year.

Due to a change in the methodology used to calculate the performance management fee, Advisers agreed to reimburse management fees to the fund, as noted in the Statement of Operations.

Under a subadvisory agreement, Alternative Strategies, an affiliate of Advisers, provides sub-advisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of .20% per year based on the Fund's average daily net assets.

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to .35% per year of its average daily net assets for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan. Under the Class A distribution plan, costs exceeding the maximum for the current year cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sale of the Fund's shares for the period:

Sales charges received ...............................................   $11,024
Contingent deferred sales charges retained ...........................   $ 1,674


24 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN U.S. LONG-SHORT FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $121,863, of which $79,312 was paid to Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2004, there were no credits earned.

5. INCOME TAXES

At April 30, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
   2010 ..........................................................   $ 8,737,560
   2011 ..........................................................    40,708,375
   2012 ..........................................................     5,254,173
                                                                     -----------
                                                                     $54,700,108
                                                                     ===========

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and certain dividends on securities sold short.

Net realized capital gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales, foreign currency transactions and certain dividends on securities sold short.

At October 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments .............................................   $98,633,219
                                                                    ===========
Unrealized appreciation .........................................   $ 8,003,073
Unrealized depreciation .........................................    (3,829,511)
                                                                    -----------
Net unrealized appreciation (depreciation) ......................   $ 4,173,562
                                                                    ===========


                                                          Semiannual Report | 25

FRANKLIN STRATEGIC SERIES

FRANKLIN U.S. LONG-SHORT FUND

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short(excluding short-term securities) for the period ended October 31, 2004, aggregated $43,945,181 and $52,085,393, respectively.

Transactions in options written during the period ended October 31, 2004, were as follows:

                                                           NUMBER OF   PREMIUMS
                                                           CONTRACTS   RECEIVED
                                                           --------------------
Options outstanding at April 30, 2004 ..................        --     $     --
Options written ........................................     1,722      664,423
Options expired ........................................        --           --
Options exercised ......................................      (200)     (28,399)
Options closed .........................................      (799)     (78,694)
                                                           --------------------
Options outstanding at October 31, 2004 ................       723     $557,330
                                                           ====================

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-ended investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. REGULATORY MATTERS

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS

A. INVESTIGATIONS

As part of various investigations by the Securities and Exchange Commission ("SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, Inc. ("NASD") relating to certain practices in the mutual fund industry, including late trading, market timing and market support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees provided documents and information in response to these requests and subpoenas. In addition, the Company has responded, and in one instance, is currently responding to requests for similar kinds of information from regula-


26 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN U.S. LONG-SHORT FUND

8. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

A. INVESTIGATIONS (CONTINUED)

tory authorities in some of the foreign countries where the Company conducts its global asset management business.

Franklin Templeton Investments Corp. ("FTIC"), a Company subsidiary and the investment manager of Franklin Templeton's Canadian mutual funds, has been cooperating with and responding to requests for information from the Ontario Securities Commission (the "OSC") relating to the OSC's review of frequent trading practices within the Canadian mutual fund industry. On December 10, 2004, FTIC received a letter indicating that the staff of the OSC is contemplating enforcement proceedings against FTIC before the OSC. In its letter, the OSC staff expressed the view that, over the period of February 1999 to February 2003, there were certain accounts that engaged in a frequent trading market timing strategy in certain funds being managed by FTIC. The letter also gave FTIC the opportunity to respond to the issues raised in the letter and to provide the OSC staff with additional information relevant to these matters. The Company expects to enter into discussions with the OSC staff in an effort to resolve the issues raised in the OSC's review. The Company cannot predict the likelihood of whether those discussions will result in a settlement, or the terms of any such settlement.

On December 9, 2004, the staff of the NASD informed the Company that it has made a preliminary determination to recommend a disciplinary proceeding against Franklin/Templeton Distributors, Inc. ("FTDI"), alleging that FTDI violated certain NASD rules by the use of directed brokerage commissions to pay for sales and marketing support. FTDI has also received a separate letter from the NASD staff advising FTDI of the NASD staff's preliminary determination to recommend a disciplinary proceeding against FTDI alleging violation of certain NASD rules relating to FTDI's Top Producers program. The Company believes that any such charges are unwarranted.

B. SETTLEMENTS

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc. reached an agreement with the SEC that resolved the issues resulting from the SEC's investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.


                                                          Semiannual Report | 27

FRANKLIN STRATEGIC SERIES

FRANKLIN U.S. LONG-SHORT FUND

8. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

B. SETTLEMENTS (CONTINUED)

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to the administrative complaint filed on February 4, 2004. The administrative complaint concerned one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statement of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that FTDI reached an agreement with the California Attorney General's Office ("CAGO"), resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. The Company believes that the settlement of the CAGO matter is in the best interest of the Company and its fund


28 | Semiannual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN U.S. LONG-SHORT FUND

8. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

B. SETTLEMENTS (CONTINUED)

shareholders. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to Franklin Templeton funds and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Order").

The Company believes that the settlement of this matter is in the best interest of the Company and its fund shareholders. Under the terms of the Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

OTHER LEGAL PROCEEDINGS

The Trust, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Various subsidiaries of Franklin Resources, Inc., as well as certain funds managed by those subsidiaries, have also been named in multiple lawsuits filed in state courts in Illinois. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class


                                                          Semiannual Report | 29

FRANKLIN STRATEGIC SERIES

FRANKLIN U.S. LONG-SHORT FUND

8. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

actions, or derivative actions on behalf of either the named funds or the Company. Additionally, FTIC was recently served with a class action market timing complaint in Quebec, Canada.

In addition, the Company, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of the funds' shareholders.


30 | Semiannual Report

FRANKLIN STRATEGIC SERIES

SHAREHOLDER INFORMATION

FRANKLIN U.S. LONG-SHORT FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 31

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS
INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet
  Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government
  Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 5,6
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund8

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio8
Oregon
Pennsylvania
Tennessee
Virginia



INSURANCE FUNDS
Franklin Templeton Variable Insurance Products
  Trust 10

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders and select retirement plans. 3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

11/04                                          Not part of the semiannual report

    [LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
    INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906


[BOX]  WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
       Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN U.S. LONG-SHORT FUND


INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



404 S2004 12/04



      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By  /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    December 16, 2004